As filed with the Securities and Exchange Commission on April 27, 2007
                                                  Commission File Nos. 333-86933
                                                                       811-09577

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 13            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 14                           |X|

                                 --------------
                            JNLNY Separate Account II
                           (Exact Name of Registrant)
                                 --------------

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is proposed that this filing will become effective:

___   immediately upon filing pursuant to paragraph (b)
_X_   on April 30, 2007, pursuant to paragraph (b)
___   60 days after filing pursuant to paragraph (a)(1)
___   on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

                              PERSPECTIVE ADVISORS
                          FIXED AND VARIABLE ANNUITY(R)
                                    ISSUED BY
           JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R) AND
                            JNLNY SEPARATE ACCOUNT II


                                 APRIL 30, 2007

Please read this prospectus before you purchase a Perspective Advisors Fixed and Variable Annuity. It contains important information about the Contract that you should know before investing. THIS PROSPECTUS PROVIDES A DESCRIPTION OF THE MATERIAL RIGHTS AND OBLIGATIONS UNDER THE CONTRACT. YOUR CONTRACT AND ANY ENDORSEMENTS ARE THE FORMAL CONTRACTUAL AGREEMENT BETWEEN YOU AND THE COMPANY. IT IS IMPORTANT THAT YOU READ THE CONTRACT AND ENDORSEMENTS. You should keep this prospectus on file for future reference.

To learn more about the Perspective Advisers Fixed and Variable Annuity Contract, you can obtain a free copy of the Statement of Additional Information ("SAI") dated April 30, 2007, by calling Jackson National Life Insurance Company of New York ("Jackson of NYSM") at (800) 599-5651 or by writing Jackson of NY at: Jackson of NY Service Center, P.O. Box 378004, Denver, Colorado 80237-8004. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing one, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

In addition, some or all of the optional Guaranteed Minimum Withdrawal Benefits may not yet be approved for sale in the state of New York. You or your representative may contact our Jackson of NY Service Center to see whether and which new optional benefits have been approved for sale.

     o    Individual single premium deferred annuity

     o 2 guaranteed fixed account options that offer a minimum interest rate that is guaranteed by Jackson of NY (the "Guaranteed Fixed Account options"), as may be made available by us, or as may be otherwise limited by us


     o    7 Guaranteed Minimum Withdrawal Benefit options


     o Investment Divisions which purchase shares of the following mutual funds - all Class A shares (the "Funds"):

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FI BALANCED FUND
   (FORMERLY, JNL/FMR BALANCED FUND)
JNL/FI MID-CAP EQUITY FUND
   (FORMERLY, JNL/FMR MID-CAP EQUITY FUND)
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/GOLDMAN SACHS CORE PLUS BOND
   (FORMERLY, JNL/WESTERN ASSET STRATEGIC BOND FUND)
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Equity Fund
JNL/JPMorgan International Value Fund
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND
(FORMERLY, JNL/WESTERN ASSET U.S. GOVERNMENT & QUALITY BOND FUND)
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM AMERICA HIGH YIELD BOND FUND
   (FORMERLY, JNL/WESTERN ASSET HIGH YIELD BOND FUND)
JNL/PPM America Value Equity Fund
JNL/Putnam Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, RECENTLY UNDERWENT NAME CHANGES, OR WERE SUBJECT TO A MERGER, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. EFFECTIVE APRIL 30, 2007, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND AND JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND OF JNLNY VARIABLE FUND I LLC ("ACQUIRED FUND") WAS COMBINED WITH THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND OF JNL VARIABLE FUND LLC AS THE SURVIVING FUND. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.


WE OFFER OTHER VARIABLE ANNUITY PRODUCTS WITH DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

EFFECTIVE SEPTEMBER 16, 2002, PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY IS NO LONGER AVAILABLE FOR PURCHASE BY NON-NATURAL OWNERS (ENTITIES) OTHER THAN QUALIFIED PLANS AND CERTAIN TRUSTS.


--------------------------------------------------------------------------------
       o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value
              o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

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                                                 TABLE OF CONTENTS

KEY FACTS..........................................................................................................     2

FEES AND EXPENSES TABLES...........................................................................................     4


EXAMPLE............................................................................................................     8


THE ANNUITY CONTRACT...............................................................................................     10

JACKSON OF NY......................................................................................................     11

THE GUARANTEED FIXED ACCOUNT.......................................................................................     11

THE SEPARATE ACCOUNT...............................................................................................     11

INVESTMENT DIVISIONS...............................................................................................     12

CONTRACT CHARGES...................................................................................................     21


DISTRIBUTION OF CONTRACTS..........................................................................................     26


PURCHASES..........................................................................................................     28

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS.......................................................................     30

TELEPHONE AND INTERNET TRANSACTIONS................................................................................     31

ACCESS TO YOUR MONEY...............................................................................................     32

INCOME PAYMENTS (THE INCOME PHASE).................................................................................     70

DEATH BENEFIT......................................................................................................     71

TAXES..............................................................................................................     73

OTHER INFORMATION..................................................................................................     76

PRIVACY POLICY.....................................................................................................     77

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.......................................................     82

APPENDIX A (about Dow Jones).......................................................................................     A-1


APPENDIX B (GMWB Prospectus Examples)..............................................................................     B-1

APPENDIX C (Broker-Dealer Support).................................................................................     C-1

APPENDIX D (Accumulation Unit Values)..............................................................................     D-1


                                    KEY FACTS

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----------------------------------------------------------------------------------------------------------------------
QUESTIONS:  If you have any questions about your Contract, you may contact us at:

JACKSON OF NY SERVICE CENTER:                               1 (800) 599-5651 (8 a.m. - 8 p.m. ET)

             MAIL ADDRESS:                                  P.O. Box 378004, Denver, CO 80237-8004

             DELIVERY ADDRESS:                              7601 Technology Way
                                                            Denver, CO 80237

JACKSON OF NY IMG SERVICE CENTER:                           1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank
or another financial institution)

             MAIL ADDRESS:                                  P.O. Box 33178, Detroit, MI 48232-5178

             DELIVERY ADDRESS:                              c/o Standard Federal Bank, Drawer 5178
                                                            12425 Merriman Road, Livonia, MI 48150

HOME OFFICE:                                                2900 Westchester Avenue, Purchase, New York 10577
----------------------------------------------------------- ----------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------

THE ANNUITY CONTRACT                                         The single premium fixed and variable annuity Contract
                                                             offered by Jackson of NY provides a means for
                                                             allocating on a tax-deferred basis for non-qualified
                                                             Contracts to the Guaranteed Fixed Account of Jackson of
                                                             NY, as may be made available by us, or as may be
                                                             otherwise limited by us, and investment divisions (the
                                                             "Investment Divisions") (collectively, the "Allocation
                                                             Options").  There may be periods when we do not offer
                                                             any fixed account options, or impose special transfer
                                                             requirements on the fixed account options.  The
                                                             Contract is intended for retirement savings or other
                                                             long-term investment purposes and provides for a death
                                                             benefit and income options.

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

ALLOCATION OPTIONS                                           You can put money into any of the Allocation
                                                             Options but you may allocate your Contract Value to
                                                             no more than 18 Investment Divisions and the
                                                             Guaranteed Fixed Account at any one time.

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

EXPENSES                                                     The Contract has insurance features and investment
                                                             features, and there are costs related to each.


                                                             Jackson of NY makes a deduction for its insurance charges
                                                             that is equal to 1.50% of the daily value of the
                                                             Contracts invested in the Investment Divisions. This
                                                             charge does not apply to the Guaranteed Fixed
                                                             Account. During the accumulation phase, Jackson of NY
                                                             deducts a $30 annual contract maintenance charge
                                                             from your Contract.



                                                             If you select any one of our GMWBs, Jackson deducts an
                                                             additional charge, the maximum of which ranges from
                                                             0.51% to 1.71% of the Guaranteed Withdrawal Balance
                                                             (GWB). While the charge is deducted from your Contract
                                                             Value, it is based on the GWB. For more information,
                                                             including how the GWB is calculated, please see
                                                             "Contract Charges."


                                                             There are also investment charges which are expected
                                                             to range, on an annual basis, from 0.59% to 1.70% of
                                                             the average daily value of a Fund, depending on the
                                                             Fund.

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

PURCHASES                                                    You can buy a Contract for $25,000 or more.  You cannot
                                                             add subsequent premiums to your Contract.  We reserve
                                                             the right to restrict availability or impose
                                                             restrictions on the Guaranteed Fixed Account options.
                                                             We reserve the right to refuse any premium payment.  We
                                                             expect to profit from certain charges assessed under
                                                             the Contract (i.e., the mortality and expense risk
                                                             charge).
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------


ACCESS TO YOUR MONEY                                         During the accumulation phase, there are a number
                                                             of ways to take money out of your Contract, generally
                                                             subject to a charge or adjustment. You may have to pay
                                                             income tax and a tax penalty on any money you take out.

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

INCOME PAYMENTS                                              You may choose to receive regular income from
                                                             your annuity.  During the income phase, you have the
                                                             same variable allocation options you had during the
                                                             accumulation phase.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

DEATH BENEFIT                                                If you die before moving to the income phase,
                                                             the person you have chosen as your Beneficiary will
                                                             receive a death benefit.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------


FREE LOOK                                                    You may return your Contract to the selling agent or to
                                                             Jackson of NY within 20 days after receiving it.
                                                             Jackson of NY will return the Contract Value in the
                                                             Investment Divisions plus any fees and expenses
                                                             deducted from the premium prior to allocation to the
                                                             Investment Divisions plus the full amount of premium
                                                             you allocated to the Guaranteed Fixed Account, minus
                                                             any withdrawals from the Guaranteed Fixed Account.  We
                                                             will determine the Contract Value in the Investment
                                                             Divisions as of the date the Contract is received by
                                                             Jackson of NY or the date you return it to the selling
                                                             agent.  Jackson of NY will return premium payments
                                                             where required by law.

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

TAXES                                                        Under the Internal Revenue Code you generally will not
                                                             be taxed on the earnings on the money held in your
                                                             Contract until you take money out (this is referred to
                                                             as tax-deferral).  There are different rules as to how
                                                             you will be taxed depending on how you take the money
                                                             out and whether your Contract is non-qualified or
                                                             purchased as part of a qualified plan.
------------------------------------------------------------ ---------------------------------------------------------



                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN
PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND
FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT
YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN
INVESTMENT OPTIONS.
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============================================================================================================

                         OWNER TRANSACTION EXPENSES (1)

Withdrawal Charge                                                       None

--------------------------------------------------------------------------------------------------- --------
      Commutation Fee: Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and
          Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

          o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

          o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1% higher than the rate used in (a).

---------------------------------------------------------------------------------------------------- --------

Transfer Charge (2) -
       PER TRANSFER AFTER 15 IN A CONTRACT YEAR                                                      $25
---------------------------------------------------------------------------------------------------- --------

Expedited Delivery Charge (3)                                                                        $22.50

---------------------------------------------------------------------------------------------------- --------



(1)  See "Contract Charges."


(2) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(3) When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery
     ($22.50 for Saturday delivery). Interest rate adjustments will not be charged on wire/overnight fees.


THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY
PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS'
FEES AND EXPENSES.
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----------------------------------------------------------------------------------------------------------------------


                                PERIODIC EXPENSES

      BASE CONTRACT

      Annual Contract Maintenance Charge                                                                   $30

      Separate Account Annual Expenses
              ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS                     1.50%

      Mortality And Expense Risk Charge                                                         1.35%

      Administration Charge                                                                     0.15%

      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Total Separate Account Annual Expenses for Base Contract                                             1.50%

      ---------------------------------------------------------------------------------------------------- --------


      OPTIONAL ENDORSEMENTS- The following Guaranteed Minimum Withdrawal Benefit
      (GMWB) optional endorsements are available under the Contract. YOU MAY
      SELECT ONE FROM THE GROUPING BELOW.


      --------------------------------------------------- ----------------------------------------------------------
      ---------------------------------------------------------------------------------------------------- ---------

      7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge ("SafeGuard 7 PlusSM") (4)     0.75%
      5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5SM") (5)                              1.47%
      6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6SM") (6)                              1.62%
      5% GMWB Without Step-Up Maximum Annual Charge ("MarketGuard 5SM") (7)                                0.51%
      5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard AdvantageSM") (8)   1.50%
      For Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Ascent SM ") (9)                 1.50%
      Joint For Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Ascent With Joint
      Option") (1)(0)                                                                                      1.71%

      ---------------------------------------------------------------------------------------------------- ---------
      --------------------------------------------------------------------------------------------------------------


(4) The charge is monthly, currently 0.035% (0.42% annually) of the Guaranteed Withdrawal Balance (GWB), subject to a maximum annual charge of 0.75% as used in the Table. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. The charge is deducted at the end of each Contract month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 34. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(5) The current charge is 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. The charge is deducted at the end of each Contract month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 38. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(6) The current charge is 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. The charge is deducted at the end of each Contract month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 41. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(7) The current charge is 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. The charge is deducted at the end of each Contract month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 45.

(8) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLE HAS THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                     5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP

                 ------------------ ------------------ ------------------


                 Annual Charge           Maximum            Current

                 ------------------ ------------------ ------------------
                 ------------------ ------------------ ------------------

                 Ages    45 - 49        1.02%/12           0.57%/12
                         50 - 54        1.17%/12           0.72%/12
                         55 - 59        1.50%/12           0.96%/12
                         60 - 64        1.50%/12           0.96%/12
                         65 - 69        1.50%/12           0.96%/12
                         70 - 74        0.90%/12           0.57%/12
                         75 - 80        0.66%/12           0.42%/12

                 ------------------ ------------------ ------------------
                 ------------------ -------------------------------------

                 Charge Basis                       GWB

                 ------------------ -------------------------------------
                 ------------------ -------------------------------------

                 Charge Frequency                 Monthly

     For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 24. For more information about how the endorsement works, please see "5% For Life GMWB With Bonus and Annual Step-Up" beginning on page 48.

(9) The current charge is 0.08% (0.96% annually) of the GWB , subject to a maximum annual charge of 1.50% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling accumulation units; the charge is not part of the accumulation unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 25. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 55.

(10) The current charge is 0.0975% (1.17% annually) of the GWB, subject to a maximum annual charge of 1.71% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling accumulation units; the charge is not part of the accumulation unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 25. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 62.


THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

--------------------------------------------------------------------------------
                      TOTAL ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

(Expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses)


                            Minimum: 0.59%

                            Maximum: 1.70%

--------------------------------------------------------------------------------
MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION ON THE FUNDS, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.
--------------------------------------------------------------------------------


                    FUND OPERATING EXPENSES

(AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET ASSETS)


                                                                                                             ACQUIRED       ANNUAL
                                                               MANAGEMENT AND     SERVICE         OTHER     FUND FEES AND  OPERATING
                           FUND NAME                            ADMIN FEE A    (12B-1) FEE     EXPENSES B   EXPENSES C     EXPENSES

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/AIM Large Cap Growth                                          0.80%           0.20%          0.00%         0.01%         1.01%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/AIM Real Estate                                               0.82%           0.20%          0.00%         0.01%         1.03%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/AIM Small Cap Growth                                          0.95%           0.20%          0.01%         0.00%         1.16%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Credit Suisse Global Natural Resources                        0.85%           0.20%          0.01%         0.00%         1.06%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Credit Suisse Long/Short                                      1.00%           0.20%          0.50% D       0.00%         1.70%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Eagle Core Equity                                             0.73%           0.20%          0.00%         0.01%         0.94%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Eagle SmallCap Equity                                         0.83%           0.20%          0.01%         0.01%         1.05%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/FI Balanced                                                   0.75%           0.20%          0.02%         0.00%         0.97%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/FI Mid-Cap Equity                                             0.80%           0.20%          0.01%         0.01%         1.02%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Franklin Templeton Founding Strategy                          0.05%           0.00%          0.01%         1.09% E       1.15%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Franklin Templeton Global Growth                              0.90%           0.20%          0.01%         0.00%         1.11%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Franklin Templeton Income                                     0.90%           0.20%          0.00%         0.00%         1.10%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Franklin Templeton Mutual Shares                              0.85%           0.20%          0.01%         0.00%         1.06%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Franklin Templeton Small Cap Value                            0.95%           0.20%          0.01%         0.03%         1.19%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Goldman Sachs Core Plus Bond                                  0.70%           0.20%          0.00%         0.00%         0.90%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Goldman Sachs Mid Cap Value                                   0.84%           0.20%          0.01%         0.01%         1.06%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Goldman Sachs Short Duration Bond                             0.54%           0.20%          0.00%         0.00%         0.74%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/JPMorgan International Equity                                 0.83%           0.20%          0.01%         0.00%         1.04%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/JPMorgan International Value                                  0.83%           0.20%          0.00%         0.01%         1.04%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/JPMorgan U.S. Government & Quality Bond                       0.58%           0.20%          0.01%         0.00%         0.79%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Lazard Emerging Markets                                       1.15%           0.20%          0.00%         0.02%         1.37%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Lazard Mid Cap Value                                          0.82%           0.20%          0.01%         0.01%         1.04%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Lazard Small Cap Value                                        0.85%           0.20%          0.01%         0.01%         1.07%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management S&P 500 Index                       0.39%           0.20%          0.01%         0.01%         0.61%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management S&P 400 MidCap Index                0.39%           0.20%          0.02%         0.01%         0.62%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management Small Cap Index                     0.39%           0.20%          0.01%         0.01%         0.61%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management International Index                 0.45%           0.20%          0.01%         0.01%         0.67%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management Bond Index                          0.40%           0.20%          0.01%         0.00%         0.61%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index        0.59%           0.20%          0.01%         0.01%         0.81%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management Index 5                             0.05%           0.00%          0.01%         0.62% E       0.68%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management 10 x 10                             0.05%           0.00%          0.01%         0.64% E       0.70%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Oppenheimer Global Growth                                     0.85%           0.20%          0.01%         0.00%         1.06%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/PIMCO Real Return                                             0.60%           0.20%          0.01%         0.00%         0.81%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/PIMCO Total Return Bond                                       0.60%           0.20%          0.01%         0.00%         0.81%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/PPM America High Yield Bond                                   0.57%           0.20%          0.01%         0.00%         0.78%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/PPM America Value Equity                                      0.65%           0.20%          0.00%         0.00%         0.85%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Putnam Equity                                                 0.77%           0.20%          0.01%         0.00%         0.98%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Putnam Midcap Growth                                          0.85%           0.20%          0.01%         0.00%         1.06%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Select Balanced                                               0.58%           0.20%          0.01%         0.01%         0.80%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Select Global Growth                                          0.89%           0.20%          0.01%         0.00%         1.10%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Select Large Cap Growth                                       0.79%           0.20%          0.00%         0.00%         0.99%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Select Money Market                                           0.38%           0.20%          0.01%         0.00%         0.59%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Select Value                                                  0.64%           0.20%          0.00%         0.01%         0.85%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/T. Rowe Price Established Growth                              0.70%           0.20%          0.00%         0.00%         0.90%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/T. Rowe Price Mid-Cap Growth                                  0.81%           0.20%          0.01%         0.00%         1.02%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/T. Rowe Price Value                                           0.75%           0.20%          0.01%         0.00%         0.96%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/S&P Managed Conservative                                      0.18%           0.00%          0.01%         0.83% F       1.02%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/S&P Managed Moderate                                          0.18%           0.00%          0.01%         0.87% F       1.06%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/S&P Managed Moderate Growth                                   0.16%           0.00%          0.00%         0.92% F       1.08%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/S&P Managed Growth                                            0.15%           0.00%          0.01%         0.96% F       1.12%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/S&P Managed Aggressive Growth                                 0.17%           0.00%          0.00%         0.99% F       1.16%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/S&P Retirement Income                                         0.18%           0.00%          0.01%         0.91% F       1.10%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/S&P Retirement 2015                                           0.18%           0.00%          0.01%         0.97% F       1.16%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/S&P Retirement 2020                                           0.18%           0.00%          0.02%         0.98% F       1.18%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/S&P Retirement 2025                                           0.18%           0.00%          0.04%         0.97% F       1.19%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/S&P Disciplined Moderate                                      0.18%           0.00%          0.01%         0.67% E       0.86%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/S&P Disciplined Moderate Growth                               0.18%           0.00%          0.01%         0.67% E       0.86%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/S&P Disciplined Growth                                        0.18%           0.00%          0.01%         0.66% E       0.85%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management 25                                  0.44%           0.20%          0.01%         0.00%         0.65%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management Select Small-Cap                    0.44%           0.20%          0.01%         0.00%         0.65%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management JNL 5                               0.43%           0.20%          0.01%         0.00%         0.64%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management VIP                                 0.45%           0.20%          0.04%         0.00%         0.69%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management JNL Optimized 5 Fund                0.51%           0.20%          0.05%         0.01%         0.77%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60                        0.52%           0.20%          0.02%         0.00%         0.74%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25              0.57%           0.20%          0.05%         0.00%         0.82%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management Communications Sector               0.52%           0.20%          0.03%         0.00%         0.75%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management Consumer Brands Sector              0.52%           0.20%          0.03%         0.00%         0.75%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management Financial Sector                    0.52%           0.20%          0.03%         0.00%         0.75%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management Healthcare Sector                   0.50%           0.20%          0.03%         0.00%         0.73%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management Oil & Gas Sector                    0.45%           0.20%          0.03%         0.00%         0.68%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------
------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

JNL/Mellon Capital Management Technology Sector                   0.52%           0.20%          0.03%         0.00%         0.75%

------------------------------------------------------------- ---------------- ------------- ------------- -------------- ----------

A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator. The JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Select Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, and the JNL/Mellon Capital Management S&P(R) SMid 60 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management NYSE(R) International 25 Fund pays an administrative fee of 0.20%; the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and the 12 JNL/S&P Funds pay an administrative fee of 0.05%; and the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.


B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.


C ACQUIRED FUND FEES AND EXPENSES. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.


D Amount includes the estimated costs associated with the Fund's short sales on equity securities. The percentage shown represents estimates for the Fund's initial year of operations and assumes that the Fund maintains short equity positions of approximately 20% of its net assets. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. Dividend expense on short sales is estimated to be 0.37% of the 0.50%. In addition, the Fund will incur fees in connection with the borrowing of securities in order to effect the short sale transactions, which is estimated to be 0.12% of the 0.50%. The Fund's actual dividend expenses paid and stock loan fees on securities sold short may be significantly higher or lower than the estimates above due to, among other factors, the actual extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.


E Amounts are based on the target allocations to underlying funds. Actual amounts may be higher or lower than those shown above.

F Amounts are based on the allocations to underlying funds during the year ended December 31, 2006. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.


                                     EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year whether you surrender or maintain the Contract since there is no withdrawal charge.


The following example includes maximum Fund fees and expenses and the cost if you select the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


If you surrender your Contract at the end of the applicable time period:


         1 YEAR              3 YEARS          5 YEARS           10 YEARS
         $504                $1,511           $2,517            $5,030


If you annuitize at the end of the applicable time period:


         1 YEAR              3 YEARS          5 YEARS           10 YEARS
         $504                $1,511           $2,517            $5,030


If you do NOT surrender your Contract:


         1 YEAR              3 YEARS          5 YEARS           10 YEARS
         $504                $1,511           $2,517            $5,030


THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.


CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying Fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account.


                              THE ANNUITY CONTRACT


The fixed and variable annuity Contract offered by Jackson of NY is a Contract between you, the Owner, and Jackson of NY, an insurance company. The Contract provides a means for allocating on a tax-deferred basis to the Guaranteed Fixed Account, as may be made available by us, or as may be otherwise limited by us, and the Investment Divisions. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.


The Contract, like all deferred annuity Contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified Contract or a tax-qualified Contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.


The Contract offers Guaranteed Fixed Account options, as may be made available by us, or as may be otherwise limited by us. The Guaranteed Fixed Account options each offer a minimum interest rate that is guaranteed by Jackson of NY for the duration of the Guaranteed Fixed Account period. While your money is in a Guaranteed Fixed Account, the interest your money earns and your principal are guaranteed by Jackson of NY. The value of a Guaranteed Fixed Account may be reduced if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the Guaranteed Fixed Account, your payments will remain level throughout the entire income phase.


The Contract also offers Investment Divisions. The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.


The Owner (or the joint Owner) can exercise all the rights under the Contract. You can assign the Contract at any time before the Income Date but Jackson of NY will not be bound until it receives written notice of the assignment (there is an assignment form). An assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact the Jackson of NY Service Center for help and more information.

The Contract is a single premium fixed and variable deferred annuity Contract. This prospectus provides a description of the materials rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.


                                  JACKSON OF NY


Jackson of NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson of NY is admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. Jackson of NY is ultimately a wholly owned subsidiary of Prudential plc (London, England).

Jackson of NY issues and administers the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract Owner and the number and type of Contracts issued to each Owner, and records with respect to the value of each Contract.

Jackson of NY is working to provide documentation electronically. When this program is available, Jackson of NY will, as permitted, forward documentation electronically. Please contact Jackson of NY's Annuity Service Center for more information.


                          THE GUARANTEED FIXED ACCOUNT


IF YOU SELECT A GUARANTEED FIXED ACCOUNT, YOUR MONEY WILL BE PLACED WITH JACKSON OF NY'S OTHER ASSETS. THE GUARANTEED FIXED ACCOUNT OPTIONS ARE NOT REGISTERED WITH THE SEC AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT THE GUARANTEED FIXED ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNT OPTIONS, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. YOUR CONTRACT CONTAINS A MORE COMPLETE DESCRIPTION OF THE AVAILABLE GUARANTEED FIXED ACCOUNT OPTIONS, AS SUPPLEMENTED BY OUR ADMINISTRATIVE REQUIREMENTS RELATING TO TRANSFERS. BOTH THE AVAILABILITY OF THE GUARANTEED FIXED ACCOUNT OPTIONS, AND TRANSFERS INTO AND OUT OF THE GUARANTEED FIXED ACCOUNT, MAY BE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE REQUIREMENTS. FOR MORE INFORMATION, PLEASE SEE THE APPLICATION, CHECK WITH THE JACKSON OF NY REGISTERED REPRESENTATIVE HELPING YOU TO PURCHASE THE CONTRACT, OR CONTACT US AT OUR ANNUITY SERVICE CENTER.


                              THE SEPARATE ACCOUNT


The JNLNY Separate Account II was established by Jackson of NY on November 10, 1998, pursuant to the provisions of New York law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to Jackson of NY and the obligations under the Contracts are obligations of Jackson of NY. However, the Contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson of NY may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson of NY may issue.

The Separate Account is divided into Investment Divisions. Jackson of NY does not guarantee the investment performance of the Separate Account or the Investment Divisions.


                              INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Allocation Options, which includes the Guaranteed Fixed Account, at any one time. Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account options. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.


The following Investment Divisions are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.

                  JNL/Franklin Templeton Founding Strategy
                  JNL/Mellon Capital Management Index 5
                  JNL/Mellon Capital Management 10 x 10
                  JNL/S&P Managed Conservative
                  JNL/S&P Managed Moderate
                  JNL/S&P Managed Moderate Growth
                  JNL/S&P Managed Growth
                  JNL/S&P Managed Aggressive Growth
                  JNL/S&P Retirement Income
                  JNL/S&P Retirement 2015
                  JNL/S&P Retirement 2020
                  JNL/S&P Retirement 2025
                  JNL/S&P Disciplined Moderate
                  JNL/S&P Disciplined Moderate Growth
                  JNL/S&P Disciplined Growth



THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:


--------------------------------------------------------------------------------

                                JNL SERIES TRUST
--------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

     Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

--------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (sub-sub-adviser))

     Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

--------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

     Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited (sub-sub-adviser))

     Seeks long-term growth of capital by investing a minimum of 95% (of the majority of its assets) of its assets in worldwide companies.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)

     Seeks total return by investing through a quantitative active equity management strategy that allows the portfolio to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

--------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)


     Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) equity securities consisting primarily of common stocks of large U.S. companies.

--------------------------------------------------------------------------------

JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

     Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

--------------------------------------------------------------------------------

JNL/FI BALANCED FUND
     Jackson National Asset Management, LLC (and Pyramis Global Advisors, LLC)


     Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in securities and the remainder in bonds and other debt securities.

--------------------------------------------------------------------------------

JNL/FI MID-CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Pyramis Global Advisors, LLC)


     Seeks long-term growth of capital by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies with medium market capitalizations.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
     Jackson National Asset Management, LLC

     Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

     Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services,
     LLC)

     Seeks  to  maximize   income  while   maintaining   prospects  for  capital
     appreciation by investing in a diversified portfolio of debt and equity securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

     Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing in equity securities of companies in any nation, pursuant to manager discretion. The Fund invests primarily (up to 80%) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services,
     LLC)

     Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

--------------------------------------------------------------------------------

JNL/GOLDMAN SACHS CORE PLUS BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

     Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

--------------------------------------------------------------------------------

JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

     Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

     Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

     Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

     Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

--------------------------------------------------------------------------------

JNL/JPMORGAN GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

     Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------

JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

     Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

--------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)


     Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.


--------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)


     Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to match the performance of the S&P 400(R) Index to provide long-term
     capital   growth   by   investing   in   equity    securities   of   medium
     capitalization-weighted domestic corporations.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to match the performance of the Lehman Brothers Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to achieve its  objective by initially  allocating  in the  following
     Funds:

       >> 20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
       >> 20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
       >> 20% in the JNL/Mellon Capital Management Small Cap Index Fund;
       >> 20% in the JNL/Mellon Capital Management International Index Fund; and >> 20% in the JNL/Mellon Capital Management Bond Index Fund.


--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to achieve its  objective by initially  allocating  in the  following
     Funds:

     >>   50% in the Class A shares of the JNL/Mellon  Capital  Management JNL 5
          Fund;
     >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund;
     >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
     >> 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund;
     >> 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and
     >> 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.


--------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

     Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

--------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

     Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

--------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

     Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

--------------------------------------------------------------------------------

JNL/PPM AMERICA HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

     Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign insurers.

--------------------------------------------------------------------------------

JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

     Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

--------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

     Seeks long-term capital growth by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.

--------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

     Seeks capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

--------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

     Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

     Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

--------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

     Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large U.S. companies selected for their growth potential.

--------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,

     Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

--------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

     Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)


     Seeks long-term growth of capital and increasing dividend income by investing primarily in a portfolio of common stocks of well-established growth companies.


--------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

     Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

     Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

--------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income
     Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income
     Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income
     Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

--------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

     Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

--------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

     Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

--------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

     Seeks capital growth, and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

--------------------------------------------------------------------------------


ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically, any GMWB.

Each of these two benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates: (i) the Owner's date of death in the case of death benefits; and (ii) an Owner's specific age under a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these two benefits may be somewhat diminished.

The potential for overlap is greatest for the GMWB because this benefit will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small.

You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

--------------------------------------------------------------------------------

                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through capital appreciation.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") and 30 companies in the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600"). The 60 companies are selected each Stock Selection Date. Seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The SMid 60 Fund focuses on small and mid-capitalization companies because the Sub-Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks capital appreciation by investing in foreign companies. The 25 companies are selected each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading around each Stock Selection Date and when cash flow activity occurs in the Fund. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company and for dividend reinvestment.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------


The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Funds' investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson of NY. They are NOT offered or made available to the general public directly.


A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the Investment Divisions that invest in the Funds. You should read the prospectuses for the JNL Series Trust and JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.


VOTING RIGHTS. To the extent required by law, Jackson of NY will obtain from you and other Owners of the Contracts instructions as to how to vote when the Funds solicit proxies in conjunction with a vote of shareholders. When Jackson of NY receives instructions, we will vote all the shares Jackson of NY owns in proportion to those instructions. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

SUBSTITUTION. Jackson of NY may be required or determine in its sole discretion to substitute a different mutual Fund for the one in which the Investment Division is currently invested. This will be done with any required approval of the SEC and the New York Insurance Department. Jackson of NY will give you notice of such transactions.


                                CONTRACT CHARGES


There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

MORTALITY AND EXPENSE RISK CHARGE. Each day as part of our calculation of the value of the Accumulation Units and annuity units, Jackson of NY makes a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.35% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Guaranteed Fixed Account.

The Mortality and Expense Risk Charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. The mortality risks that Jackson of NY assumes arise from our obligations under the Contracts:


     o to make income payments for the life of the Annuitant during the income phase; and


     o    to provide a standard death benefit prior to the Income Date.


The expense risk that Jackson of NY assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the annual contract maintenance charge.


ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and annuity units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the guaranteed fixed account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson of NY deducts a $30 annual contract maintenance charge on the Contract Anniversary of the Issue Date. If you make a complete withdrawal from your Contract, the full annual contract maintenance charge will also be deducted. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is deducted proportionally from Contract Value based on your allocations to the Investment Divisions and the Guaranteed Fixed Account.

Currently, Jackson of NY will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson of NY may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a Contract Year. Jackson of NY may waive the transfer fee in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.


COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS") CHARGE. If you select the 7% Guaranteed Minimum Withdrawal Benefit, you will pay 0.035% of the GWB each Contract month (0.42% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 34. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up - subject to a maximum charge of 0.75% annually. The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 34. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5") CHARGE. If you select the 5% GMWB With Annual Step-Up you will pay 0.055% of the GWB each Contract month (0.66% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 38. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract month (0.21% annually). We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up that you request (not on Step-Ups that are automatic) - subject to a maximum charge of 1.47% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 38. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6") CHARGE. If you select the 6% GMWB With Annual Step-Up you will pay 0.0725% of the GWB each Contract month (0.87% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 41. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division by canceling
Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract month (0.30% annually). We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up that you request (not on Step-Ups that are automatic) - subject to a maximum charge of 1.62% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 41. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5") CHARGE. If you select the 5% GMWB without Step-Up, you will pay 0.0175% of the GWB each Contract month (0.21% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 45. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract month (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract month (0.12%
annually). We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, or, subject to a maximum charge of 0.51% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 45. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 48. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

                 Annual Charge          Maximum           Current

                 ------------------ ----------------- ----------------

                 Ages    45 - 49       1.02% / 12       0.57% / 12
                         50 - 54       1.17% / 12       0.72% / 12
                         55 - 59       1.50% / 12       0.96% / 12
                         60 - 64       1.50% / 12       0.96% / 12
                         65 - 69       1.50% / 12       0.96% / 12
                         70 - 74       0.90% / 12       0.57% / 12
                         75 - 80       0.66% / 12       0.42% / 12

You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a Step-Up (not on Step-Ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 48. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 48. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT") CHARGE. If you select the For Life Guaranteed Minimum Withdrawal
Benefit, you will pay 0.08% of the GWB each Contract month (0.96% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 55. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up that you request (not on Step-Ups that are automatic) - subject to a maximum charge of 1.50% annually.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 55. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 55. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION") CHARGE. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0975% of the GWB each Contract month (1.17% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 62. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up that you request (not on Step-Ups that are automatic) - subject to a maximum charge of 1.71% annually.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 62. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 62. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

OTHER EXPENSES. Jackson of NY pays the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectus for the JNL Series Trust and JNL Variable Fund LLC.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson of NY is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

INCOME TAXES. Jackson of NY reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.


                            DISTRIBUTION OF CONTRACTS


Jackson National Life Distributors LLC (JNLD), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company ("JacksonSM"), Jackson of NY's parent.


Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.


Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.
Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products:

                 A. G. Edwards & Sons, Inc.
                 American General Securities
                 Centaurus Financial
                 Commonwealth Financial Group, Inc.
                 ING Financial Partners Inc.
                 Independent Financial Marketing Group
                 Investment Centers of America, Inc.
                 Inter Securities Inc.
                 Invest Financial Corp.
                 Jefferson Pilot Securities Corp
                 Linsco/Private Ledger Corp.
                 Mutual Service Corporation
                 National Planning Corporation
                 Prime Capital Services, Inc.
                 Raymond James & Associates, Inc.
                 Securities America, Inc.
                 SII Investments, Inc.
                 Thrivent Financial for Lutherans
                 Wachovia Securities, LLC
                 Woodbury Financial Services Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

     o    Investment Centers of America, Inc., and

     o    Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson of NY and Jackson, its parent. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.


All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.


                                    PURCHASES

MINIMUM PREMIUM:

The Contract is a single premium Contract, which means that you cannot add additional premiums to this Contract after the first premium payment. The minimum premium must be at least $25,000.

The maximum premium we accept without our prior approval is $1 million.

There is a $100 minimum balance requirement for each Guaranteed Fixed Account and Investment Division. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account options. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.


ALLOCATIONS OF PREMIUM. When you purchase a Contract, Jackson of NY will allocate your premiums to one or more of the Guaranteed Fixed Account and Investment Divisions. Your allocations must be in whole percentages ranging from 0% to 100%. The minimum that you may allocate to a Guaranteed Fixed Account or Investment Division is $100.


You may not allocate your Contract Value to more than 18 Investment Divisions and the Guaranteed Fixed Account at any one time.


Jackson of NY will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information required by us for the purchase of a Contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson of NY is unable to complete this process within five business days, we will return your money.

The Jackson of NY business day closes when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

CAPITAL PROTECTION PROGRAM. Jackson of NY offers a Capital Protection program that a Contract Owner may request at issue. Under this program, Jackson of NY will allocate part of the premium to the Guaranteed Fixed Account you select so that such part, based on that Guaranteed Fixed Account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1 or 3 years, the total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the Fixed Account Value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if the Guaranteed Fixed Account options are available. You should consult your Jackson of NY representative with respect to the current availability of Guaranteed Fixed Account options, their limitations, and the availability of the Capital Protection program.


For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.


ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions. In order to keep track of the value of your Contract during the accumulation phase, Jackson of NY uses a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

Every business day Jackson of NY determines the value of an Accumulation Unit for each of the Investment Divisions by:


     1. determining the total amount of assets held in the particular Investment Division;

     2. subtracting any asset-based charges and taxes chargeable under the Contract, and;

     3.   dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in the computation.


The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different accumulation unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that accumulation unit value.

When you make a premium payment, Jackson of NY credits your Contract with Accumulation Units. The number of Accumulation Units credited is determined at the close of Jackson of NY's business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.


                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Guaranteed Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Guaranteed Fixed Account will be subject to any applicable interest rate adjustment. There may be periods when we do not offer the Guaranteed Fixed Account, or when we impose special transfer requirements on the Guaranteed Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the applicable Guaranteed Fixed
Account option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

     o    limiting the number of transfers over a period of time;

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

     o    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Guaranteed Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS


THE BASICS. You can request certain transactions by telephone or at www.jnlny.com, Jackson of NY's Internet website, subject to Jackson of NY's right to terminate electronic or telephone transfer privileges, as described above. Jackson of NY's Customer Service representatives are available during business hours to provide you with information about your account. Jackson of NY requires that you provide proper identification before performing transactions over the telephone or through Jackson of NY's Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnlny.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to Jackson of NY in an application, at Jackson of NY's website, or through other means will authorize Jackson of NY to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify Jackson of NY to the contrary. To notify Jackson of NY, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit Value for an Investment Division.

Transfer instructions you send electronically are considered to be received by Jackson of NY at the time and date stated on the electronic acknowledgement
Jackson of NY returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson of NY will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone the Annuity Service Center immediately.


HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Services Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.


OUR PROCEDURES. Jackson of NY's procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Jackson of NY's procedures include requesting identifying information and tape-recording telephone communications, and other specific details. Jackson of NY and Jackson of NY's affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if Jackson of NY fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, Jackson of NY may be held liable for such losses.

Jackson of NY does not guarantee access to telephonic and electronic information or that Jackson of NY will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson of NY also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and Jackson of NY will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.



                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal,


     o    by electing the systematic withdrawal program,

     o    by electing a Guaranteed Minimum Withdrawal Benefit, or


     o    by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.


When you make a complete withdrawal you will receive the value of the Contract as of the end of the business day your withdrawal request is received by us in Good Order, MINUS any applicable taxes, the annual contract maintenance charge and charges under any optional endorsement.


Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in the Guaranteed Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract value to less than $100 will be treated as a request for a complete withdrawal.


Your withdrawal request must be in writing. Jackson of NY will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing with an original signature, of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.


If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contract information is on the cover page of this prospectus. We neither endorse any investment advisers nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 73.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The Step-Up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a Step-Up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a Step-Up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Annual Step-Up is available only to spouses and differs from the For Life GMWB with Annual Step-Up without the Joint Option or the 5% For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which are available to spouses and unrelated parties) and enjoys the following advantages:

     o If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" subsection beginning on page 62.)

     o If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWB with Annual Step-Up has a higher charge than the For Life GMWBs without the Joint Option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 75 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX B THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT). We may further limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The 7% GMWB may also be selected within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "Step-Up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

     o    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     o    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

     o    the Contract Value after the partial withdrawal; or

     o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

     o    the GAWA prior to the partial withdrawal; or

     o    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

     o    the GAWA prior to the partial withdrawal, or

     o    the GWB after the partial withdrawal, or

     o    7% of the Contract Value after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any interest rate adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts, the 7% GMWB allows for withdrawals greater than the GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description.

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2005  and  2006  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins
     (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX B, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                --------------------------------------------------------------------

                                The GWB equals Contract Value.
WITH A STEP-UP -
                                The GAWA is recalculated, equaling the greater of:
                                    o    7% of the new GWB; OR
                                                            ==
                                    o    The GAWA before the Step-Up.

                                --------------------------------------------------------------------


The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "Step-Up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "Step-Up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "Step-Up" must follow the "Step-Up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 34 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX B THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "Step-Up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

     o    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     o    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

     o    the Contract Value after the partial withdrawal; or

     o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

     o    the GAWA prior to the partial withdrawal; or

     o    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

     o    the GAWA prior to the partial withdrawal, or

     o    the GWB after the partial withdrawal, or

     o    5% of the Contract Value after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any interest rate adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 73.

For certain tax-qualified Contracts, the 5% GMWB With Annual Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description.

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2005  and  2006  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins
     (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX B, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

STEP-UP. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before Step-Up, and GAWA becomes the
greater  of  5%  of  the  new  GWB  or  GAWA  before  Step-Up.   Step-Ups  occur
automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between Step-Ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. IN ADDITION, THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "Step-Up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero
- whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 34 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX B THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 6% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "Step-Up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

     o    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     o    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

     o    the Contract Value after the partial withdrawal; or

     o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

     o    the GAWA prior to the partial withdrawal; or

     o    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

     o    the GAWA prior to the partial withdrawal, or

     o    the GWB after the partial withdrawal, or

     o    6% of the Contract Value after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any interest rate adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 73.

For certain tax-qualified Contracts, the 6% GMWB With Annual Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description.

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2005  and  2006  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins
     (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX B, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 6% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

STEP-UP. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before Step-Up, and GAWA becomes the
greater  of  6%  of  the  new  GWB  or  GAWA  before  Step-Up.   Step-Ups  occur
automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between Step-Ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. IN ADDITION, THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "Step-Up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero
- whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 34 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX B THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The 5% GMWB without Step-Up may be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is ADDED. THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

     o    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     o    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

     o    the Contract Value after the partial withdrawal; or

     o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

     o    the GAWA prior to the partial withdrawal; or

     o    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

     o    the GAWA prior to the partial withdrawal; or

     o    the GWB after the partial withdrawal; or

     o    5% of the Contract Value after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any interest rate adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 73.

For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description.

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2005  and  2006  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins
     (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX B, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero- whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 34 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX B, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     o    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     o With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


                                   --------------------------------------------------------------------------


 WHEN THIS GMWB IS ADDED TO THE     The GWB equals initial premium net of any applicable premium taxes.
 CONTRACT ON THE ISSUE DATE -
 --------------------------

                                   The GAWA equals 5% of the GWB.

                                   --------------------------------------------------------------------------


                                   --------------------------------------------------------------------------


 WHEN THIS GMWB IS ADDED TO THE    The GWB equals Contract Value.
 CONTRACT ON ANY CONTRACT
 ANNIVERSARY -

                                   The GAWA equals 5% of the GWB.

                                   --------------------------------------------------------------------------


PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                  ------------------------------------------------------------------


WHEN A WITHDRAWAL, PLUS ALL             The GWB is recalculated, equaling the greater of:
PRIOR WITHDRAWALS IN THE
CURRENT CONTRACT YEAR, IS LESS          o The GWB before the withdrawal less the
THAN OR EQUAL TO THE GREATER OF           withdrawal; OR ? Zero.
THE GAWA OR RMD, AS APPLICABLE -

                                        The GAWA:
                                        o  Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT;
                                           OTHERWISE

                                        o  Is recalculated, equaling the lesser
                                           of the GAWA before the withdrawal, or
                                           the GWB after the withdrawal.

                                  ------------------------------------------------------------------


The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value. The GAWA is also potentially impacted.


                                  ------------------------------------------------------------------


WHEN A WITHDRAWAL, PLUS ALL             The GWB is recalculated, equaling the lesser of:
PRIOR WITHDRAWALS IN THE
CURRENT CONTRACT YEAR, EXCEEDS          o Contract Value after the withdrawal; OR
THE GREATER OF THE GAWA OR RMD,         o The greater of the GWB before the
AS APPLICABLE -                           withdrawal, or zero.

                                        The GAWA is recalculated, equaling the lesser of:
                                        o 5% of the Contract Value after the withdrawal; OR

                                        o The greater of 5% of the GWB after the withdrawal, or
                                          zero.


                                  ------------------------------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an interest rate adjustment.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 73.


--------------------------------------------------------------------------------

     RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner. Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

          Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

          If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

     AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

          The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30. If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006
          RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
          RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

     EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX B, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

--------------------------------------------------------------------------------


PREMIUMS.

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                                   -------------------------------------------------------------------------

 WITH EACH SUBSEQUENT PREMIUM        The GWB is recalculated, increasing by the amount
 PAYMENT ON THE CONTRACT -           of the premium net of any applicable premium taxes.

                                     The  GAWA is also recalculated, increasing
                                     by:

                                        o 5% of the premium net of any applicable premium taxes; OR

                                        o 5% of the
                                        increase in the GWB - IF THE MAXIMUM GWB IS HIT.

                                   -------------------------------------------------------------------------


We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN
$5 MILLION.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A
STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED
ABOVE.


                                   -------------------------------------------------------------------------

 WITH A STEP-UP -                  The GWB equals Contract Value.

                                   The  GAWA is recalculated, equaling the
                                        greater of:

                                        o 5% of the new GWB; OR
                                        o The GAWA before the Step-Up.

                                   -------------------------------------------------------------------------


Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

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                                  ------------------------------------------------------------------


AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
CONTRACT VALUE IS ZERO -              o The GWB before the payment less the
                                      payment; OR
                                      o Zero.

                                  The GAWA:

                                      o  Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                         EFFECT; OTHERWISE
                                      o  Is recalculated, equaling the lesser of
                                         the GAWA before, or the GWB after, the
                                         payment.

                                  -----------------------------------------------------------------


If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     o Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          o    Upon the Owner's death, the For Life Guarantee is void.

          o Only the GWB is payable while there is value to it (until depleted).

          o Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

          o    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

     o    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 72.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     o    The Income Date;

     o The date of complete withdrawal of Contract Value (full surrender of the Contract);

     o The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     o The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 34 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

     o    How the bonus is calculated;

     o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     o    For how long the bonus is available; and

     o    When and what happens when the bonus is applied to the GWB.


--------------------------------------------------------------------------------


The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

     o    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     o WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          o All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.

          o A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     o WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     o WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     o The tenth Contract Anniversary after the effective date of the endorsement;

     o The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     o    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

     o    The GWB is recalculated, increasing by 5% of the Bonus Base.

     o The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.

--------------------------------------------------------------------------------


FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX B, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

               For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               The For Life Guarantee becomes effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

        OR

     o    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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                                   ---------------------------------------------------------------------------


 WHEN THIS GMWB IS ADDED TO THE    The GWB equals initial premium net of any
 CONTRACT ON THE ISSUE DATE -      applicable premium taxes.

                                   The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.


                                   The For Life Guarantee becomes effective on the Contract Issue Date.

                                   ---------------------------------------------------------------------------



                                   --------------------------------------------------------------------------


 WHEN THIS GMWB IS ADDED TO THE    The GWB equals Contract Value.
 CONTRACT ON ANY CONTRACT
 ANNIVERSARY -                     The GAWA is determined based on the Owner's
                                   attained age at the time of first withdrawal
                                   and equals the GAWA percentage multiplied by
                                   the GWB prior to the partial withdrawal. See
                                   the GAWA percentage table below.

                                   The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

                                   --------------------------------------------------------------------------

Premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint
Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                     Ages            GAWA Percentage

              ------------------- ------------------------
              ------------------- ------------------------

                   45 - 59                  4%
                   60 - 74                  5%
                   75 - 84                  6%
                     85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                  ------------------------------------------------------------------


WHEN A WITHDRAWAL, PLUS ALL             The GWB is recalculated, equaling the greater of:
PRIOR WITHDRAWALS IN THE
CURRENT CONTRACT YEAR, IS LESS          o The GWB before the withdrawal less the
THAN OR EQUAL TO THE GREATER OF           withdrawal; OR ? Zero.
THE GAWA OR RMD, AS APPLICABLE -        The GAWA:
                                        o Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN
                                            effect; OTHERWISE
                                        o Is recalculated, equaling the lesser
                                          of the GAWA before the withdrawal,
                                          or the GWB after the withdrawal.


                                  ------------------------------------------------------------------


The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value. The GAWA is also potentially impacted.


                                  ------------------------------------------------------------------


WHEN A WITHDRAWAL, PLUS ALL             The GWB is recalculated, equaling the lesser of:
PRIOR WITHDRAWALS IN THE
CURRENT CONTRACT YEAR, EXCEEDS          o Contract Value after the withdrawal; OR
THE GREATER OF THE GAWA OR RMD,
AS APPLICABLE -                         o The greater of the GWB before the withdrawal less the
                                          withdrawal, or zero.

                                        The GAWA is recalculated, equaling the lesser of:
                                        o The GAWA percentage multiplied by the Contract Value
                                          after the withdrawal; OR
                                        o The GAWA percentage multiplied by
                                          the GWB after the withdrawal.

                                  ------------------------------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an interest rate adjustment.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.
They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes.
For more information about tax-qualified and non-qualified Contracts, please see
"TAXES" beginning on page 73.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


--------------------------------------------------------------------------------

     RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal
     Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner. Under the Internal Revenue
     Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

          Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is
          $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

          If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

     AN EXCEPTION  TO THIS GENERAL RULE IS THAT WITH THE CALENDAR  YEAR IN WHICH
     YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU
     MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR  YEARS DURING THE SAME
     CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

          The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30. If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June
          30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006
          RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
          RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable
          GAWA for that Contract Year).

     EXAMPLES   THAT  ARE   RELEVANT   SPECIFIC  TO   TAX-QUALIFIED   CONTRACTS,
     ILLUSTRATING THIS GMWB, IN VARYING  CIRCUMSTANCES AND WITH SPECIFIC FACTUAL
     ASSUMPTIONS,  ARE AT THE END OF THE PROSPECTUS IN APPENDIX B,  PARTICULARLY
     EXAMPLES 4, 5, AND 7.  PLEASE  CONSULT  THE  REPRESENTATIVE  WHO HELPED YOU
     PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT
     THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

--------------------------------------------------------------------------------


PREMIUMS.

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                                 -------------------------------------------------------------------


WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the amount
AYMENT ON THE CONTRACT -        of the premium Pnet of any applicable premium taxes.

                                If the premium payment is received after the
                                first withdrawal, the GAWA is also
                                recalculated, increasing by:
                                o The GAWA percentage multiplied by the
                                  subsequent premium payment net of any
                                  applicable premium taxes; OR
                                o The GAWA percentage multiplied by the
                                  increase in the GWB - IF THE MAXIMUM GWB
                                  IS HIT.

                                 -------------------------------------------------------------------


We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN
$5 MILLION.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A
STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED
ABOVE.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue. Withdrawals do not affect the BDB.
Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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                          ----------------------------------------------------------------------------


WITH A STEP-UP -          The GWB equals Contract Value (subject to a $5 million maximum).

                          If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract
                          Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA
                          PERCENTAGE is recalculated based on the attained age of the Owner.
                              o If there are joint Owners, the GAWA
                                percentage is recalculated based on the
                                oldest joint Owner.

                              o The GAWA percentage will not be recalculated upon
                                Step-Ups following Spousal Continuation. If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
                              o The GAWA percentage multiplied by the new GWB, OR
                              o The GAWA prior to Step-Up.

                          ---------------------------------------------------------------------------


PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT
DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS,  THE BDB REMAINS  UNCHANGED.
THEREFORE,  BECAUSE  THE  CONTRACT  VALUE MUST BE GREATER  THAN THE BDB PRIOR TO
STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE
MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.
THE GWB CAN NEVER BE MORE THAN $5  MILLION  WITH A STEP-UP.  HOWEVER,  AUTOMATIC
STEP-UPS STILL OCCUR AND ELECTED  STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB
IS AT THE MAXIMUM OF $5 MILLION IF THE  CONTRACT  VALUE IS GREATER  THAN THE BDB
AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG
AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint
Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the
GAWA is  unchanged  and payable SO LONG AS THE FOR LIFE  GUARANTEE IS IN EFFECT.
Otherwise, payments will be made while there is value to the GWB (until depleted). If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time of the first payment.

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                                 -------------------------------------------------------------------


AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the greater of:
CONTRACT VALUE IS ZERO -
                                     o The GWB before the payment less the
                                     payment; OR
                                     o Zero.
                                 The GAWA:
                                     o  Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                        effect; OTHERWISE
                                     o  Is recalculated, equaling the lesser of
                                        the GAWA before, or the GWB after, the
                                        payment.

                                 -------------------------------------------------------------------


Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value.
And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     o Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

               o    Upon the Owner's death, the For Life Guarantee is void.

               o Only the GWB is payable while there is value to it (until depleted).

               o    Step-Ups  will  continue   automatically  or  as  permitted;
                    otherwise, the above rules for Step-Ups apply.

               o Contract Anniversaries will continue to be based on the Contract's Issue Date.

               o If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint
                    Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

               o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified
                    Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

     o    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER
          OR NOT THE SPOUSAL  BENEFICIARY  TERMINATED THE GMWB IN CONTINUING THE
          CONTRACT.

For more  information  about  spousal  continuation  of a  Contract,  please see
"Special Spousal Continuation Option" beginning on page 72.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     o    The Income Date;

     o The date of complete withdrawal of Contract Value (full surrender of the Contract);

     o    The date of the Owner's  death (or the first  Owner's death with joint
          Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     o The Continuation Date if the spousal Beneficiary elects to continue the Contract w0ithout the GMWB; or

     o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED  PERIOD  INCOME OF THE GAWA. On the Latest Income Date if the For
     Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS
     INCOME  OPTION ONLY  APPLIES IF THE GMWB HAS BEEN  CONTINUED BY THE SPOUSAL
     BENEFICIARY  UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE
     BECOMES THE OWNER OF THE  CONTRACT  AND THE LATEST  INCOME DATE IS BASED ON
     THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.
     Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current
     GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.
     If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  IMPORTANT  SPECIAL   CONSIDERATIONS"
BEGINNING ON PAGE 34 FOR ADDITIONAL  THINGS TO CONSIDER  BEFORE ELECTING A GMWB;
WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING  PURCHASED A GMWB; OR WHEN
THE LATEST INCOME DATE IS  APPROACHING  AND YOU ARE THINKING  ABOUT  ELECTING OR
HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

JOINT  FOR LIFE  GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT  WITH  ANNUAL  STEP-UP
("LIFEGUARD  ASCENT  WITH  JOINT  OPTION").  THE  DESCRIPTION  OF  THIS  GMWB IS
SUPPLEMENTED  BY THE  EXAMPLES  IN APPENDIX  B,  PARTICULARLY  EXAMPLE 2 FOR THE
VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR
THE FOR LIFE GUARANTEES.

The  election of this GMWB under a  non-qualified  Contract  requires  the joint
Owners to be spouses (as defined under the Internal Revenue Code) and each joint
Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent
Beneficiaries.  The For  Life  Guarantee  will not  apply  to  these  contingent
Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses
(as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified
Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal
Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.
Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

     o    The  lifetime  of the  last  surviving  Covered  Life if the For  Life
          Guarantee is in effect;

               The For Life Guarantee becomes effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     o    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE,  YOUR  WITHDRAWALS  COULD AMOUNT TO MORE THAN
THE GWB.  BUT  PLEASE  NOTE:  THE  GUARANTEES  OF THIS GMWB ARE  SUBJECT  TO THE
ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This
GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered
Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar  days' prior  notice and proof of age is required  for Good
Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT
AVAILABLE ON A CONTRACT  THAT  ALREADY HAS A GMWB (ONLY ONE GMWB PER  CONTRACT).
Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal
Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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                                   ---------------------------------------------------------------------------


 WHEN THIS GMWB IS ADDED TO THE         The GWB equals initial premium net of any
 CONTRACT ON THE ISSUE DATE -           applicable premium taxes.

                                        The GAWA is determined based on the youngest
                                        Covered Life's attained age at the time of
                                        first withdrawal and equals the GAWA
                                        percentage multiplied by the GWB prior to the
                                        partial withdrawal. See the GAWA percentage
                                        table below.

                                        The For Life Guarantee becomes effective on
                                        the Contract Issue Date.

                                   ---------------------------------------------------------------------------


                                   ---------------------------------------------------------------------------


 WHEN THIS GMWB IS ADDED TO THE    The GWB equals Contract Value.
 CONTRACT ON ANY CONTRACT
 ANNIVERSARY -                     The GAWA is determined based on the youngest
                                   Covered Life's attained age at the time of
                                   first withdrawal and equals the GAWA
                                   percentage multiplied by the GWB prior to the
                                   partial withdrawal. See the GAWA percentage
                                   table below.


                                   The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.


                                   ---------------------------------------------------------------------------

Premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. THE GWB CAN NEVER BE MORE THAN
$5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal
Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. THE
GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                          Ages            GAWA Percentage

                   ------------------- ------------------------
                   ------------------- ------------------------

                        45 - 59                  4%
                        60 - 74                  5%
                        75 - 84                  6%
                          85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because
RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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                                  ------------------------------------------------------------------


WHEN A WITHDRAWAL, PLUS ALL             The GWB is recalculated, equaling the greater of:
PRIOR WITHDRAWALS IN THE
CURRENT CONTRACT YEAR, IS LESS          o The GWB before the withdrawal less the
THAN OR EQUAL TO THE GREATER OF           withdrawal; OR
THE GAWA OR RMD, AS APPLICABLE -        o Zero.

                                        The GAWA:
                                        o Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN
                                          effect; OTHERWISE
                                        o Is recalculated, equaling the lesser
                                          of the GAWA before the withdrawal,
                                          or the GWB after the withdrawal.


                                  ------------------------------------------------------------------


The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value. The GAWA is also potentially impacted.

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                                  ------------------------------------------------------------------


WHEN A WITHDRAWAL, PLUS ALL             The GWB is recalculated, equaling the lesser of:
PRIOR WITHDRAWALS IN THE
CURRENT CONTRACT YEAR, EXCEEDS          o Contract Value after the withdrawal; OR
THE GREATER OF THE GAWA OR RMD,         o The greater of the GWB before the withdrawal less the
AS APPLICABLE -                           withdrawal, or zero.

                                        The GAWA is recalculated, equaling the lesser of:
                                        o The GAWA percentage multiplied by the Contract Value
                                          after the withdrawal; OR
                                        o The GAWA percentage multiplied by
                                          the GWB after the withdrawal.


                                  ------------------------------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an interest rate adjustment.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.
They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes.
For more information about tax-qualified and non-qualified Contracts, please see
"TAXES" beginning on page 73.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


--------------------------------------------------------------------------------

     RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal
     Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner. Under the Internal Revenue
     Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

          Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is
          $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

          If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

     AN EXCEPTION  TO THIS GENERAL RULE IS THAT WITH THE CALENDAR  YEAR IN WHICH
     YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU
     MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR  YEARS DURING THE SAME
     CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

          The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30. If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June
          30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006
          RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
          RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable
          GAWA for that Contract Year).

     EXAMPLES   THAT  ARE   RELEVANT   SPECIFIC  TO   TAX-QUALIFIED   CONTRACTS,
     ILLUSTRATING THIS GMWB, IN VARYING  CIRCUMSTANCES AND WITH SPECIFIC FACTUAL
     ASSUMPTIONS,  ARE AT THE END OF THE PROSPECTUS IN APPENDIX B,  PARTICULARLY
     EXAMPLES 4, 5, AND 7.  PLEASE  CONSULT  THE  REPRESENTATIVE  WHO HELPED YOU
     PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT
     THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

--------------------------------------------------------------------------------


PREMIUMS.

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                                   ---------------------------------------------------------------------------


 WITH EACH SUBSEQUENT PREMIUM           The GWB is recalculated, increasing by the amount
 PAYMENT ON THE CONTRACT -              of the premium net of any applicable premium taxes.

                                        If the premium payment is received after the
                                        first withdrawal, the GAWA is also
                                        recalculated, increasing by:
                                        o  The GAWA percentage multiplied by the
                                           subsequent premium payment net of any
                                           applicable premium taxes; OR
                                        o  The GAWA percentage multiplied by the
                                           increase in the GWB - IF THE MAXIMUM
                                           GWB IS HIT.

                                   ---------------------------------------------------------------------------


We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN
$5 MILLION.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A
STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED
ABOVE.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue. Withdrawals do not affect the BDB.
Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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WITH A STEP-UP -          The GWB equals Contract Value (subject to a $5 million maximum).

                          If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA
                          PERCENTAGE is recalculated based on the attained age of the youngest
                          Covered Life.
                              o    The GAWA percentage will not be recalculated
                                   upon Step-Ups following Spousal Continuation
                                   if the spouse electing Spousal Continuation
                                   is not a Covered Life.
                          If the Step-Up occurs after the first withdrawal, the
                          GAWA is recalculated, equaling the greater of:
                              o The GAWA percentage multiplied by the new GWB,
                              OR o The GAWA prior to Step-Up.

                          ----------------------------------------------------------------------------


PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT
DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS,  THE BDB REMAINS  UNCHANGED.
THEREFORE,  BECAUSE  THE  CONTRACT  VALUE MUST BE GREATER  THAN THE BDB PRIOR TO
STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE
MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.
THE GWB CAN NEVER BE MORE THAN $5  MILLION  WITH A STEP-UP.  HOWEVER,  AUTOMATIC
STEP-UPS STILL OCCUR AND ELECTED  STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB
IS AT THE MAXIMUM OF $5 MILLION IF THE  CONTRACT  VALUE IS GREATER  THAN THE BDB
AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG
AS  CONTRACT  VALUE  IS  GREATER  THAN  ZERO  and the  Contract  is still in the accumulation  phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a  non-qualified  Contract while the Contract is  still  in  force,  this  GMWB  terminates  without  value.  Please  see  the
information   beginning  on  page  63  regarding  the  required   ownership  and
Beneficiary  structure  under both  qualified and  non-qualified  Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the
GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND
AT LEAST ONE COVERED LIFE REMAINS ALIVE. Otherwise, payments will be made while there is value to the GWB (until depleted). If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time of the first payment.

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AFTER EACH PAYMENT WHEN THE             The GWB is recalculated, equaling the greater of:
CONTRACT VALUE IS ZERO -                o The GWB before the payment less the
                                          payment; OR
                                        o Zero.

                                        The GAWA:
                                        o Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                          EFFECT; OTHERWISE
                                        o Is recalculated, equaling the lesser of
                                          the GAWA before, or the GWB after, the
                                          payment.



                                  ------------------------------------------------------------------


Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

     o Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          o If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          o For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          o    Step-Ups   will  continue   automatically   or  as  permitted  in
               accordance with the above rules for Step-Ups.

          o Contract Anniversaries will continue to be based on the original Contract's Issue Date.

          o If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

          o If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

          o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

          o A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

     o Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

     o Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 72.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     o    The Income Date;

     o The date of complete withdrawal of Contract Value (full surrender of the Contract);

     o The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     o The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 34 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix B illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty. You may also be subject to an interest rate adjustment.


We reserve the right to charge a fee for participation or to discontinue offering this program in the future.


SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson of NY may be required to suspend or delay withdrawals or transfers from an Investment Division when:


     a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     b) under applicable SEC rules, trading on the New York Stock Exchange is restricted;

     c) under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

     d)   the SEC, by order, may permit for the protection of Contract Owners.


Jackson of NY has reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Account for the period permitted by law, but not more than six months.


                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least 7 days before the Income Date. You must give us written notice at least 7 days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract (or an earlier date if required by law).

At the Income Date, you can choose whether payments will come from the Guaranteed Fixed Account, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the guaranteed fixed and variable options that were in place on the Income Date.


You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option and state law permits, Jackson of NY may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $20 and state law permits, Jackson of NY may set the frequency of payments so that the first payment would be at least $20.


INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your Contract in the Investment Division(s) on the Income Date;

     2. the 4.5% assumed investment rate used in the annuity table for the Contract; and

     3.   the performance of the Investment Divisions you selected.


Jackson of NY calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.


The number of annuity units that you hold in each Investment Division does not change unless you reallocate your Contract Value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Fund. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments. The following income options are available:


     OPTION 1 - Life Income. This income option provides monthly payments for the Annuitant's life.

     OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for the Annuitant's life and for the life of another person.

     OPTION 3 - Life Annuity With 120 or 240 Monthly Fixed Periods. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

     OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.


     ADDITIONAL OPTIONS - Other income options may be made available by Jackson of NY.


No withdrawals are permitted during the income phase under an income option that is life contingent.

                                  DEATH BENEFIT

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation which includes, but is not limited to, proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). The difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the Beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Lansing, Michigan Annuity Service Center.


The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered before selecting a GMWB. See the individual GMWB subsections earlier in this prospectus under "ACCESS TO YOUR MONEY" for information about how the GMWB endorsements work.

DEATH OF OWNER BEFORE THE INCOME DATE. If you or any joint Owner dies before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies, unless the joint Owner is the deceased Owner's spouse who elects to continue the Contract. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Jackson of NY may limit permissible joint Owners to spouses.


The death benefit is the greater of:

     1. the Contract Value at the end of the business day when we receive proof of death and a payment election at our Annuity Service Center, or

     2. the total premiums paid prior to the death of the Owner, minus any withdrawals, charges, fees and premium taxes incurred, or

     3. the greatest anniversary value until the Owner's 81st birthday. The anniversary value is defined as the Contract Value on the first day of each Contract Year, less any withdrawals since that anniversary.

The death benefit can be paid under one of the following death benefit options:

     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.

Under these income options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.


Unless the Beneficiary chooses to receive the death benefit in a single sum, the Beneficiary must elect an income option within the 60-day period beginning with the date Jackson of NY receives proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson of NY will pay the death benefit within 7 days. If the Beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current Contract Value.


As Owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.


SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive complete forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.


If your spouse continues the Contract in his/her own name, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.


If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate certain optional benefits you might have elected. The Contract, and its optional benefits, remains the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

A GMWB, however, will terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the individual GMWB subsections earlier in this prospectus under "Access To Your Money."


If you have elected the Preselected Death Benefit Option, the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner die on or after the Income Date, and the Owner is not an Annuitant, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

CONTRACT OWNER TAXATION

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified Contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either as a withdrawal or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a nonqualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to your Beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a Beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract Owner had no liability for the fees and
(iii) the fees were paid solely from the annuity Contract to the adviser.


EXTENSION OF LATEST INCOME DATE. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.


DEATH BENEFITS. None of the death benefits paid under the Contract are taxable to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of a Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.


DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson of NY believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL.  In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson of NY regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 71 Investment Divisions and at least one Fixed Account option, although a Contract Owner can select no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

JACKSON OF NY TAXATION


We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal (DAC) tax charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and the other Guaranteed Fixed Account options from the one-year Guaranteed Fixed
Account or any of the other Investment Divisions. If the Guaranteed Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. This theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one-year Guaranteed Fixed Account option, if currently available, and the JNL/Select Money Market Fund). There is no charge for Earnings Sweep.


REBALANCING. You can arrange to have Jackson of NY automatically reallocate your Contract Value among Investment Divisions and the one-year Guaranteed Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive, and you cannot select both.

Jackson of NY does not currently charge for participation in this program. We may do so in the future.

FREE LOOK. You may return your Contract to the selling agent or to Jackson of NY within 20 days after receiving it. Jackson of NY will return the Contract Value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the full amount of premium you allocated to the Guaranteed Fixed Account, minus any withdrawals from the Guaranteed Fixed Account (if available). We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. Jackson of NY will return premium payments where required by law.

ADVERTISING. From time to time, Jackson of NY may advertise several types of performance for the Investment Divisions.


     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the annual contract maintenance charge. The deduction of the annual contract maintenance charge would reduce the percentage increase or make greater any percentage decrease.


MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson of NY may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson of NY may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson of NY.

LEGAL PROCEEDINGS. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson of NY is a party.

Jackson, Jackson of NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2006, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

-------------------------------------------------------------------------------------------------------------
QUESTIONS. If you have questions about your Contract, you may call or write to us at:
-------------------------------------------------------------------------------------------------------------

JACKSON OF NY SERVICE CENTER:                                 1 (800) 599-5651 (8 a.m. to 8:00 p.m. ET)
                                                              P.O. Box 378004, Denver, CO  80237-8004

JACKSON OF NY IMG SERVICE CENTER:                             1 (888) 464-7779 (8 a.m. to 8:00 p.m. ET)
(for Contracts purchased through a bank or other              c/o Standard Federal Bank, Drawer 5178
financial institution)                                        12425 Merriman Road, Livonia, MI 48150
------------------------------------------------------------- -----------------------------------------------

"JNL(R)," "Jackson National(R)" and "JacksonSM" are trademarks or service marks of Jackson National Life Insurance Company.

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)"  "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400 Index," "Standard & Poor's MidCap 400 " and "S&P MidCap 400 Index " are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund and the JNL/Mellon Capital Management VIP Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. "Dow Jones(R)," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson. Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product. The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s). THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. "The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND. "Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.


--------------------------------------------------------------------------------


NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.


--------------------------------------------------------------------------------


                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION


   General Information and History..........................................................................     2


   Services.................................................................................................     5

   Purchase of Securities Being Offered.....................................................................     5

   Underwriters.............................................................................................     5

   Calculation of Performance...............................................................................     5

   Additional Tax Information...............................................................................     7

   Annuity Provisions.......................................................................................     17

   Net Investment Factor....................................................................................     18

   Financial Statements.....................................................................................     19


                                   APPENDIX A


DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management
     Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Consider the needs of the of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.


--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL
          MANAGEMENT   CONSUMER  BRANDS  SECTOR  FUND,  THE  JNL/MELLON  CAPITAL
          MANAGEMENT OIL & GAS SECTOR FUND, THE  JNL/MELLON  CAPITAL  MANAGEMENT
          FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL
          MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

                                   APPENDIX B

                            GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.

EXAMPLE 1: AT ELECTION, YOUR GWB IS SET AND YOUR GAWA IS DETERMINED BASED ON THAT VALUE.

     |X|  Example 1a: If the GMWB is elected at issue:

               Your initial GWB is $100,000, which is your initial Premium payment.

               Your  GAWA  is  $5,000,   which  is  5%  of  your   initial   GWB
               ($100,000*0.05 = $5,000).

     |X| Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

               Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

               Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     |X|  Notes:

               If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

               If your endorsement contains a varying benefit percentage:

               - Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract.

               - Your GAWA% and GAWA are not determined until the time of your first withdrawal.

EXAMPLE 2: IF YOUR ENDORSEMENT CONTAINS A VARYING BENEFIT PERCENTAGE, YOUR INITIAL GAWA% IS SET BASED UPON YOUR ATTAINED AGE AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR INITIAL GAWA IS DETERMINED BASED ON THIS GAWA% AND THE GWB AT THE TIME OF YOUR FIRST WITHDRAWAL.

     |X| Assuming your GAWA% is 5% based on your attained age at the time of your first withdrawal and your GWB is $100,000 prior to the application of the withdrawal, your GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

     |X| Your BDB remains unchanged since the BDB is set at issue and is not affected by the timing of your first withdrawal.

EXAMPLE 3: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.

     |X| Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

               Your  new  GWB is  $150,000,  which  is  your  GWB  prior  to the
               additional   Premium  payment  ($100,000)  plus  your  additional
               Premium payment ($50,000).

               Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

     |X| Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

               Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

               Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

     |X|  Notes:

               If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

               If your endorsement contains a varying benefit percentage:

               -    Your BDB is increased by the Premium payment.

               - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your first withdrawal. Otherwise, your GAWA% and GAWA are determined at the time of your first withdrawal.

EXAMPLE 4: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

     |X| Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

               Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

               Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

               If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.
               However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.


     |X| Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

               Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

               Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

               If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB) if your endorsement is not a For Life GMWB or if your endorsement is a For Life GMWB and the For Life Guarantee is not in effect. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X| Notes: If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken. If your endorsement contains a varying benefit percentage, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals. If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB. Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 4), YOUR GWB AND GAWA ARE RE-DETERMINED.

|X| Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $120,000 and your GWB is $100,000:

               Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($120,000 - $10,000 = $110,000).

               Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($110,000*0.05 = $5,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

               - If your endorsement is a For Life GMWB, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

               If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     |X| Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

               Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

               Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or
                    2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB).

               - If your endorsement is a For Life GMWB, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

               If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     |X| Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $90,000 and your GWB is $100,000:

               Your new GWB is $80,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($90,000 - $10,000 = $80,000).

               Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,000, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or
                    2) 5% of your Contract Value after the withdrawal ($80,000*0.05 = $4,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

               - If your endorsement is a For Life GMWB, your GAWA is recalculated to equal $4,000, which is 5% of your new GWB ($80,000*0.05 = $4,000), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

               If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $80,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($80,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     |X|  Notes:

               If your endorsement contains a varying benefit percentage, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

               If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

               Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 6: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

     |X| Example 6a: If at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:

               Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

               If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

               - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

               However, if your endorsement contains a varying benefit percentage and the step-up occurs after the first withdrawal, the GAWA% will be re-determined based on your attained age if your Contract Value at the time of the step-up is greater than your BDB.

               - If, in the example above, your BDB is $100,000 and the GAWA% applicable at your attained age is 6%:

                    o Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

                    o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

                    o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

               If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

     |X| Example 6b: If at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:

               Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value. Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

               - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

               If your endorsement contains a varying benefit percentage and the step-up occurs after the first withdrawal, the GAWA% will be re-determined based on your attained age if your Contract Value is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or
               2) your Contract Value at the time of step-up ($90,000).

               If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

     |X|  Notes:

               If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge. If the charge does increase, a separate calculation would be recommended to establish if the step-up is a beneficial election.

               If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

               If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

               If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your first withdrawal. Otherwise, your GAWA% and GAWA are determined at the time of your first withdrawal.

EXAMPLE 7: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

     |X| Example 7a: If prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

               If you request the withdrawal after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).
               Following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

               - If your endorsement contains a varying benefit percentage and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

               If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

               - If your endorsement contains a varying benefit percentage and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

     |X|  Notes:

               As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA. If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement contains a varying benefit percentage and the step-up would result in a re-determination of the GAWA%. If the step-up does not increase your GAWA or the withdrawal requested is greater than your new GAWA, your GAWA resulting from the transactions is the same regardless of the order of the transactions.

               This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

               If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge.

               If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

               If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

               If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal and re-determined upon step-up if your Contract Value is greater than your BDB.

               If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

               Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 8: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

     |X| Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

               Your new GWB is recalculated to equal $105,000, which is equal to your GWB plus 5% of your bonus base ($100,000 + $100,000*0.05 = $105,000).

               Your GAWA for the next year is recalculated to equal $5,250, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($105,000*0.05 =
               $5,250).

               After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($105,000 / $5,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X| Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

               Your new GWB is recalculated to equal $95,000, which is equal to your GWB plus 5% of your bonus base ($90,000 + $100,000*0.05 = $95,000).

               Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or
               2) 5% of your new GWB ($95,000*0.05 = $4,750).

               After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X|  Notes:

               Your bonus base is not recalculated upon the application of the bonus to your GWB.

EXAMPLE 9: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED.

     |X| Example 9a: If on the Contract Anniversary on or immediately following your 65th birthday your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

               Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).


               The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

     |X| Example 9b: If your Contract Value has fallen to $0 prior to the Contract Anniversary on or immediately following your 65th birthday, your GWB is $50,000 and your GAWA is $5,000:

               You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

               The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

     |X| Example 9c: If on the Contract Anniversary on or immediately following your 65th birthday, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

               Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

               The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

               Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

     |X|  Notes:

               For endorsements with a Joint Option, your GAWA is recalculated and the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

EXAMPLE 10: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION.)

     |X| If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

               If your endorsement has a level benefit percentage, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 65. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.


               If your endorsement has a varying benefit percentage, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

               The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

               Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

     |X|  Notes:

               If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

               If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

                                   APPENDIX C

                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage                   Capital Investment Group
1st Global Capital Corporation           Capital Management Partners
1st Worldwide Financials Partners        Capital Strategies Financial
Advanced Planning Securities             Capwest Securities
Advest, Inc.                             Carillon Investments
AG Edwards                               Centaurus Financial
AIG Financial Advisors                   Century Securities
Allegiance Capital                       CFD Investments Inc.
American General Securities              Chevy Chase
American Investors                       Colby & White
American Portfolios Financial            Colonial Brokerage
Ameritas Investment Corporation          Commonwealth Financial Network
Anderson & Strudwick                     Compass Wealth Management
Associated Securities Corporation        Consumer Concepts Investment
B C Ziegler and Company                  Countrywide Investment Services
Baird & Company Inc.                     Crown Capital Securities
Bancwest Investment Services             CUE Financial Group Inc.
Barber Financial Group                   Cullums & Burks Securities
BB Graham & Co Inc.                      CUSO Financial
BB&T Investments Services Inc.           D A Davidson
BCG Securities                           David Noyes & Co
Bentley Lawrence Securities              Delta Equity Services
Berthel Fisher Co                        E Planning Securities
BI Investments                           Eagle Financial Group
Blue Vase                                Eltekon
Brecek & Young Advisors Inc.             Ensemble Financial Services
Brookstone Securities                    Equitas America
Brookstreet Securities Corp              Equity Leadership Securities
Bueter & Company Inc.                    Ernharth Group
BYN Investment Center                    ESI Financial
Cadaret Grant and Company                Feliciano Financial Group
Calton & Associates Inc.                 Fenwick Securities
Cambridge Investment Research            Ferris Baker Watts Inc.
Capital Analysts Inc.                    FFP Securities Inc.
Capital Directions                       Fifth Third Securities
Capital Financial Services               Financial Network Investment
Legacy Financial Services                Park Avenue Securities
Legend Equities Corp                     Peoples Securities
Leonard & Company                        PFIC Securities
Lincoln Financial Advisors (LFA)         Piper Jaffray
Lincoln Investment Planning Inc.         Planmember Securities
Linsco/Private Ledger Corporation (LPL)  Prime Capital Services Inc.
Lockheed Federal Credit Union            Princor Financial Services Corp
Madison Ave Securities                   Pro Equities Inc.
Main Street Securities                   Professional Asset Management
McDonald Investments Inc.                PSC Securities Corp
McDonald Securities                      PTS Brokerage
Medallion Investment Services            QA3 Financial Corp
MetLife Securities                       Quest Securities
Michigan Securities Inc.                 Questar Capital Corporation
Mid Atlantic Capital Corp                Raymond James (Planning Corp)
Milkie/Ferguson Investments              RBC Dain Rauscher, Inc.
MML Investor Services                    Regal Financial
Money Concepts                           Regis Securities Corp
Moors & Cabot Inc.                       Resource Horizons
Morgan Keegan                            River Stone Wealth Management
Morgan Peabody                           RL Harger & Associates
MTL Equity Products                      RNR Securities LLC
Multi-Financial Securities Corp          Roche Securities
Mutual Service Corporation (MSC)         Royal Alliance Association
National Planning Corp (NPC)             Royal Securities
National Securities Corp                 RW Baird
Networth Financial Group                 Ryan Beck & Company
New Alliance Investments                 Sammons Securities Company Inc.
Newbridge Securities Corp.               Sanders Morris Harris Inc.
Next Financial Group Inc.                Sandgrain Securities Inc.
NFP Securities                           Schlitt Investor Services
North Ridge Securities Corp              Scottsdale Capital Advisors
Northland Securities                     Securian Financial Services
Nutmeg Securities                        Securities America
O.N. Equity Sales Company                Securities Services Network
Ogilvie Security Advisors Inc.           Seelig Financial Group
Oneamerica Securities                    Sicor Securities
Oppenheimer                              Sigma Financial Corporation
Pacific West Securities Inc.             Signator Investors Inc.
Packerland Brokerage Services            SII Investments



Financial Planning Consultants          Huntleigh Securities
Financial Security Management Inc.      ICA
Financial Solution Services             ICBA
Financial West Investment Group         IMS Securities
First Allied Securities                 Independent Financial Group
First Heartland Capital Inc.            Independent Financial Marketing Group
First Independent Financial             Infinex Investments Inc.
FNB Brokerage Services                  ING Financial Partners Inc.
Forsyth Heritage                        Innovative Solutions
Founders Financial Securities           Inter Securities Inc.
Fox and Company                         Intercarolina Financial Services
FSC Securities Corporation              Intersecurities Inc.
Fusion Financial                        Intervest International
GA Repple & Company                     Invest Financial Corporation
Geneos Wealth Management Inc.           InvestaCorp
Genworth Financial                      Investment Advisors and Consultants
Gold & Associates                       Investment Architects Inc.
Great American                          Investment Management Corp
Great American Advisors                 Investors Capital Corporation
GunnAllen Financial Inc.                ISP Inventive Solution Planning
GW Sherwold Associates                  Janney Montgomery Scott LLC
GWN Securities Inc.                     Jefferson Pilot Securities Corp
H Beck Inc.                             JJB Hilliard
H&R Block Financial Advisors            John Hancock
Hantz Financial Services                John James Investments Inc.
Harbour Investments Inc.                JP Turner & Company LLC
Harger & Company                        JRL Capital Corporation
Harold Dance Investments                JW Cole Financial Inc.
Harvest Capital LLC                     KCD Financial
Hazard & Siegel LLC                     Key Investments
HBW Securities                          KMS Financial Services
Heim, Young & Associates                Koehler Financial LLC
Hilliard Lyons                          Kovack Securities Inc.
Hornor, Townsend and Kent Inc.          Labrunerie Financial
HS Dent                                 LaSalle Financial
HSBC Securities                         Lasalle St. Securities Inc.
Sorrento                                William E. Hopkins & Associates
Southeast Investment                    WM Financial Services
Southwest Securities Financial Services Woodbury Financial Services Inc.
Spectrum Capital                        Workman Securities Corp
Stanford Group Company                  World Equity Group Inc.
Stephens Inc.                           WRP Investments Inc.
Sterne Agree Financial Services         Wunderlich Securities
Stifel Nicolaus & Company               XCU Capital Corporation
Summit Brokerage Services Inc.
Sunset Financial Services Inc.
SWS Financial Services Inc.
Synergy Investment Group
Thrivent Investment Management
Time Capital
Tower Square Securities
Transamerica Financial Life
Triad Advisors
UBS
Union Banc Investment Services
United Equity Securities
United Heritage
United Investment Services
United Planners Financial
United Securities Alliance Inc.
US Allianz Securities Inc.
USA Financial Securities Corp
UVEST
Valmark Securities Inc.
Vanderbilt Securities LLC
Veritrust Financial
VSR Financial Services Inc.
Wachovia Securities
Wall Street Financial Group
Walnut Street Securities Inc.
Waterstone Financial Group
Webster Investments
Wellstone Securities
Westminster Financial
WFG Investments
Wilbanks Securities

                                   APPENDIX D


                            ACCUMULATION UNIT VALUES


The tables reflect the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.


Effective January 16, 2007, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change):

   JNL/Western High Yield Bond Fund TO JNL/Western Asset High Yield Bond Fund
                                       --
    JNL/Western Strategic Bond Fund TO JNL/Western Asset Strategic Bond Fund
                                       --
                 JNL/Western U.S. Government & Quality Bond Fund
            TO JNL/Western Asset U.S. Government & Quality Bond Fund
                                       --
        JNL/Putnam Value Equity Fund TO JNL/PPM America Value Equity Fund
                                       --

Effective April 30, 2007, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change):

            JNL/FMR Mid-Cap Equity Fund TO JNL/FI Mid-Cap Equity Fund

                  JNL/FMR Balanced Fund TO JNL/FI Balanced Fund

         JNL/Western Asset High Yield Bond Fund TO JNL/PPM America High
                                 Yield Bond Fund

                    JNL/Western Asset Strategic Bond Fund TO
                      JNL/Goldman Sachs Core Plus Bond Fund

              JNL/Western Asset U.S. Government & Quality Bond Fund TO JNL/JPMorgan U.S. Government & Quality Bond Fund
                                       --

Effective April 30, 2007 the following mergers will take place among the divisions:

JNL/Alger Growth Fund and JNL/Oppenheimer Growth Fund WILL BE MERGED INTO JNL/T. Rowe Price Established Growth Fund

JNL/Mellon Capital Management DowSM 10 Fund (NY), JNL/Mellon Capital Management S&P(R) 10 Fund (NY), JNL/Mellon Capital Management JNL 5 Fund, and JNL/Mellon Capital Management Global 15 Fund (NY) WILL BE MERGED INTO JNL/Mellon Capital Management JNL 5 Fund

Also effective January 16, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/PIMCO Real Return Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.

Also  effective  April 30, 2007,  the Separate  Account has these new Investment
Divisions,   on  which  no  Accumulation  Unit  information  is  available  yet:
JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management S&P(R) SMid 60 Fund, and JNL/Mellon Capital Management NYSE(R) International 25 Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

ACCUMULATION UNIT VALUES
BASE CONTRACT  - 1.50%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(358)

  Accumulation unit value:
    Beginning of period                    $13.00          $12.31          $11.36         $10.00           N/A
    End of period                          $13.81          $13.00          $12.31         $11.36           N/A
  Accumulation units outstanding
  at the end of period                     2,145           2,115           2,083             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/AIM Large Cap Growth
Division(358)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/AIM Premier Equity
II Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/AIM Real Estate Division(1026)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $12.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      519             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/AIM Real Estate Division(1026)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(111)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.86          $10.31          $7.56          $10.00
    End of period                          $13.08          $11.60          $10.86         $10.31          $7.56
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/AIM Small Cap Growth
Division(111)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.69          $10.00           N/A            N/A
    End of period                          $12.23          $11.82          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,624             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital
Growth Division(23)

  Accumulation unit value:
    Beginning of period                     N/A            $6.85           $6.54           $5.34          $7.86
    End of period                           N/A            $8.97           $6.85           $6.54          $5.34
  Accumulation units outstanding
  at the end of period                      N/A              -               -             6,940            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Alliance Capital
Growth Division(23)

  Accumulation unit value:
    Beginning of period                    $9.34           $10.00
    End of period                          $7.86           $9.34
  Accumulation units outstanding
  at the end of period                      607             607






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.75          $10.00           N/A            N/A
    End of period                          $12.11          $10.94          $10.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,688           3,340           4,007            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.38          $10.00           N/A            N/A
    End of period                          $13.60          $11.50          $11.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                      428             441              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.88          $10.00           N/A            N/A
    End of period                          $12.88          $11.80          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/FMR Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/FMR MidCap Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.59          $10.00           N/A            N/A
    End of period                          $13.38          $12.12          $11.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/FMR MidCap Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Franklin Templeton
Income Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.21           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Janus Growth & Income
Division(22)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $7.94           $6.46          $8.38
    End of period                           N/A             N/A            $7.79           $7.94          $6.46
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             2,652          2,647

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Janus Growth & Income
Division(22)

  Accumulation unit value:
    Beginning of period                    $9.84           $10.00
    End of period                          $8.38           $9.84
  Accumulation units outstanding
  at the end of period                     13,082           897






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division(23)

  Accumulation unit value:
    Beginning of period                    $9.96           $9.13           $7.97           $6.29          $8.04
    End of period                          $12.02          $9.96           $9.13           $7.97          $6.29
  Accumulation units outstanding
  at the end of period                     4,188           4,188           4,188           4,713          4,714

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/JPMorgan International
Equity Division(23)

  Accumulation unit value:
    Beginning of period                    $10.24          $10.00
    End of period                          $8.04           $10.24
  Accumulation units outstanding
  at the end of period                     4,715           1,437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(99)

  Accumulation unit value:
    Beginning of period                    $13.96          $11.95          $9.90           $7.21          $10.00
    End of period                          $18.15          $13.96          $11.95          $9.90          $7.21
  Accumulation units outstanding
  at the end of period                     3,651           2,424           1,443            399            400

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/JPMorgan International
Value Division(99)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division(23)

  Accumulation unit value:
    Beginning of period                    $16.51          $15.40          $12.53          $9.87          $11.66
    End of period                          $18.63          $16.51          $15.40         $12.53          $9.87
  Accumulation units outstanding
  at the end of period                     2,105           7,367           6,196            607            607

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Lazard Mid Cap Value
Division(23)

  Accumulation unit value:
    Beginning of period                    $10.46          $10.00
    End of period                          $11.66          $10.46
  Accumulation units outstanding
  at the end of period                      607             607






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Value Division(85)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.89          $10.46          $7.65          $10.00
    End of period                          $14.10          $12.25          $11.89         $10.46          $7.65
  Accumulation units outstanding
  at the end of period                     2,001           2,014           2,096           1,139          1,132

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Lazard Small Cap
Value Division(85)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.07           N/A             N/A             N/A            N/A
    End of period                          $10.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                    $10.32          $10.28          $10.00           N/A            N/A
    End of period                          $10.53          $10.32          $10.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                      362             410             474             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $12.36          $12.38          $10.68         $10.00           N/A
    End of period                          $16.58          $12.36          $12.38         $10.68           N/A
  Accumulation units outstanding
  at the end of period                       -               5               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $10.69          $11.04          $10.18         $10.00           N/A
    End of period                          $11.94          $10.69          $11.04         $10.18           N/A
  Accumulation units outstanding
  at the end of period                       -               5               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(569)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.99          $10.00           N/A            N/A
    End of period                          $12.99          $11.28          $10.99           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.44          $10.23         $10.00           N/A
    End of period                          $14.07          $12.03          $11.44         $10.23           N/A
  Accumulation units outstanding
  at the end of period                       -               5               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.42          $10.22         $10.00           N/A
    End of period                          $11.56          $11.04          $10.42         $10.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(569)

  Accumulation unit value:
    Beginning of period                    $13.07          $11.71          $10.00           N/A            N/A
    End of period                          $16.17          $13.07          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                      366             415             479             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM International
Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(757)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.00           N/A             N/A            N/A
    End of period                          $13.02          $11.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,748            110             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM JNL 5 Division(757)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $18.65          $13.84          $10.54         $10.00           N/A
    End of period                          $22.20          $18.65          $13.84         $10.54           N/A
  Accumulation units outstanding
  at the end of period                     2,070           2,156           1,676             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                    $12.46          $11.30          $10.00           N/A            N/A
    End of period                          $13.47          $12.46          $11.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,795           1,474            483             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.92          $10.00           N/A            N/A
    End of period                          $12.73          $11.23          $10.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                      369             418             483             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1059)

  Accumulation unit value:
    Beginning of period                    $21.53           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.54          $10.00           N/A            N/A
    End of period                          $13.72          $11.85          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,714            427             478             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.15          $10.04          $10.08         $10.00           N/A
    End of period                          $10.94          $10.15          $10.04         $10.08           N/A
  Accumulation units outstanding
  at the end of period                      586              6               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(31)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.62          $10.86          $7.85          $10.25
    End of period                          $16.30          $14.14          $12.62         $10.86          $7.85
  Accumulation units outstanding
  at the end of period                     3,678           2,335           1,414            136            101

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(31)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A
    End of period                          $10.25           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division(29)

  Accumulation unit value:
    Beginning of period                    $9.46           $8.79           $8.56           $7.38          $10.03
    End of period                          $9.77           $9.46           $8.79           $8.56          $7.38
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Oppenheimer Growth Division(29)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A
    End of period                          $10.03           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(28)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.97          $11.63         $11.27          $10.51
    End of period                          $12.30          $12.07          $11.97         $11.63          $11.27
  Accumulation units outstanding
  at the end of period                     1,978           1,978           4,584           4,828          6,171

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(28)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A
    End of period                          $10.51           N/A
  Accumulation units outstanding
  at the end of period                     5,264            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/PPM America High
Yield Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division(22)

  Accumulation unit value:
    Beginning of period                    $8.02           $7.49           $6.72           $5.36          $7.17
    End of period                          $8.99           $8.02           $7.49           $6.72          $5.36
  Accumulation units outstanding
  at the end of period                     3,398            480             610            2,162          2,114

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Putnam Equity Division(22)

  Accumulation unit value:
    Beginning of period                    $9.71           $10.00
    End of period                          $7.17           $9.71
  Accumulation units outstanding
  at the end of period                     9,514           1,833






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division(24)

  Accumulation unit value:
    Beginning of period                    $8.71           $7.88           $6.75           $5.13          $7.37
    End of period                          $9.07           $8.71           $7.88           $6.75          $5.13
  Accumulation units outstanding
  at the end of period                       -               -               -              697            698

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Putnam Midcap Growth
Division(24)

  Accumulation unit value:
    Beginning of period                    $10.24          $10.00
    End of period                          $7.37           $10.24
  Accumulation units outstanding
  at the end of period                      699             700

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity
Division(21)

  Accumulation unit value:
    Beginning of period                    $10.30          $9.97           $9.22           $7.51          $9.52
    End of period                          $11.47          $10.30          $9.97           $9.22          $7.51
  Accumulation units outstanding
  at the end of period                     19,290          19,293          16,925         17,880          17,886

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Putnam Value Equity
Division(21)

  Accumulation unit value:
    Beginning of period                    $10.31          $10.00
    End of period                          $9.52           $10.31
  Accumulation units outstanding
  at the end of period                     17,447          5,012






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Aggressive Growth
Division II(33)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.54           $7.68          $10.00
    End of period                           N/A             N/A            $9.52           $9.54          $7.68
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             8,010          3,925

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Aggressive Growth
Division II(33)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Conservative
Growth Division II(20)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $8.89           $7.48          $8.70
    End of period                           N/A             N/A            $8.87           $8.89          $7.48
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            91,202         100,759

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Conservative
Growth Division II(20)

  Accumulation unit value:
    Beginning of period                    $9.50           $10.00
    End of period                          $8.70           $9.50
  Accumulation units outstanding
  at the end of period                    113,808          14,416






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division II(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Equity Aggressive
Growth Division II(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth
Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Equity Growth
Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth
Division II(26)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.12           $7.28          $9.99
    End of period                           N/A             N/A            $9.09           $9.12          $7.28
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             5,015          7,013

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Equity Growth
Division II(26)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A
    End of period                          $9.99            N/A
  Accumulation units outstanding
  at the end of period                     7,306            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.10          $10.00           N/A            N/A
    End of period                          $13.50          $11.86          $11.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,854          15,863          16,414           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.64          $11.00          $10.00           N/A            N/A
    End of period                          $13.09          $11.64          $11.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,912           7,914           7,917            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $11.39          $10.87          $10.00           N/A            N/A
    End of period                          $12.59          $11.39          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     85,562          90,564         106,019           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Moderate Growth
Division II(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.27           $7.65          $9.19
    End of period                           N/A             N/A            $9.26           $9.27          $7.65
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Moderate Growth
Division II(28)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A
    End of period                          $9.19            N/A
  Accumulation units outstanding
  at the end of period                     8,342            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(992)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Retirement 2015
Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(992)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.97           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Retirement 2020
Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(992)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Retirement 2025
Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(992)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Retirement Income
Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division II(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $9.79            N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Very Aggressive
Growth Division II(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $11.29          $10.88          $10.00           N/A            N/A
    End of period                          $12.64          $11.29          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,903           7,461           8,775            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap
Growth Division(23)

  Accumulation unit value:
    Beginning of period                    $6.66           $6.46           $5.87           $4.40          $6.36
    End of period                          $6.86           $6.66           $6.46           $5.87          $4.40
  Accumulation units outstanding
  at the end of period                      921             922             923            1,628          1,630

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Select Large Cap
Growth Division(23)

  Accumulation unit value:
    Beginning of period                    $9.25           $10.00
    End of period                          $6.36           $9.25
  Accumulation units outstanding
  at the end of period                     1,534           1,535

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(25)

  Accumulation unit value:
    Beginning of period                    $10.04          $9.92           $10.00         $10.10          $10.15
    End of period                          $10.34          $10.04          $9.92          $10.00          $10.10
  Accumulation units outstanding
  at the end of period                     3,368           14,115          14,118         28,729          28,906

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Select Money Market
Division(25)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A
    End of period                          $10.15           N/A
  Accumulation units outstanding
  at the end of period                     89,756           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.94          $10.00           N/A            N/A
    End of period                          $12.81          $11.44          $10.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,270           3,283             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(23)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.21          $10.50          $7.69          $10.00
    End of period                          $14.44          $13.73          $12.21         $10.50          $7.69
  Accumulation units outstanding
  at the end of period                     2,546           3,030           2,360           1,055          1,020

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(23)

  Accumulation unit value:
    Beginning of period                    $10.31          $10.00
    End of period                          $10.00          $10.31
  Accumulation units outstanding
  at the end of period                      911             911

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.29          $10.00           N/A            N/A
    End of period                          $13.96          $11.81          $11.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,538           4,212             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Western Asset High
Yield Bond Division(418)

  Accumulation unit value:
    Beginning of period                    $11.42          $11.40          $10.69         $10.00           N/A
    End of period                          $12.43          $11.42          $11.40         $10.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Western Asset High
Yield Bond Division(418)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Western Asset Strategic
Bond Division(278)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.48          $10.90         $10.00           N/A
    End of period                          $11.97          $11.61          $11.48         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     6,602           10,719          2,712             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Western Asset Strategic
Bond Division(278)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Western Asset U.S.
Government & Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $10.43          $10.34          $10.00           N/A            N/A
    End of period                          $10.61          $10.43          $10.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Western Asset U.S.
Government & Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Western Balanced Division(22)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.58          $9.17          $10.04
    End of period                           N/A             N/A            $10.82         $10.58          $9.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             8,448          9,980

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Western Balanced Division(22)

  Accumulation unit value:
    Beginning of period                    $10.25          $10.00
    End of period                          $10.04          $10.25
  Accumulation units outstanding
  at the end of period                     13,290            -


      1  September 16, 1996         35  January 11, 2002            69  March 7, 2002             103  April 26, 2002
      2  April 1, 1998              36  January 14, 2002            70  March 8, 2002             104  April 29, 2002
      3  April 8, 1998              37  January 15, 2002            71  March 11, 2002            105  April 30, 2002
      4  April 9, 1998              38  January 18, 2002            72  March 12, 2002            106  May 1, 2002
      5  April 13, 1998             39  January 22, 2002            73  March 13, 2002            107  May 2, 2002
      6  April 15, 1998             40  January 23, 2002            74  March 14, 2002            108  May 3, 2002
      7  January 21, 1999           41  January 25, 2002            75  March 15, 2002            109  May 6, 2002
      8  January 29, 1999           42  January 28, 2002            76  March 18, 2002            110  May 7, 2002
      9  February 9, 1999           43  January 29, 2002            77  March 19, 2002            111  May 8, 2002
     10  March 22, 1999             44  January 30, 2002            78  March 20, 2002            112  May 9, 2002
     11  April 1, 1999              45  January 31, 2002            79  March 21, 2002            113  May 10, 2002
     12  April 8, 1999              46  February 1, 2002            80  March 22, 2002            114  May 13, 2002
     13  April 9, 1999              47  February 4, 2002            81  March 25, 2002            115  May 14, 2002
     14  April 13, 1999             48  February 5, 2002            82  March 26, 2002            116  May 15, 2002
     15  April 15, 1999             49  February 6, 2002            83  March 27, 2002            117  May 16, 2002
     16  April 22, 1999             50  February 7, 2002            84  March 28, 2002            118  May 17, 2002
     17  July 2, 1999               51  February 8, 2002            85  April 1, 2002             119  May 20, 2002
     18  August 16, 1999            52  February 11, 2002           86  April 2, 2002             120  May 21, 2002
     19  May 1, 2000                53  February 12, 2002           87  April 3, 2002             121  May 23, 2002
     20  November 3, 2000           54  February 13, 2002           88  April 4, 2002             122  May 24, 2002
     21  November 17, 2000          55  February 14, 2002           89  April 8, 2002             123  May 28, 2002
     22  November 27, 2000          56  February 15, 2002           90  April 9, 2002             124  May 29, 2002
     23  December 14, 2000          57  February 19, 2002           91  April 10, 2002            125  May 30, 2002
     24  December 19, 2000          58  February 20, 2002           92  April 11, 2002            126  May 31, 2002
     25  February 12, 2001          59  February 21, 2002           93  April 12, 2002            127  June 3, 2002
     26  March 28, 2001             60  February 22, 2002           94  April 15, 2002            128  June 4, 2002
     27  May 1, 2001                61  February 25, 2002           95  April 16, 2002            129  June 5, 2002
     28  June 7, 2001               62  February 26, 2002           96  April 17, 2002            130  June 6, 2002
     29  August 15, 2001            63  February 27, 2002           97  April 18, 2002            131  June 7, 2002
     30  October 29, 2001           64  February 28, 2002           98  April 19, 2002            132  June 10, 2002
     31  December 14, 2001          65  March 1, 2002               99  April 22, 2002            133  June 11, 2002
     32  January 3, 2002            66  March 4, 2002              100  April 23, 2002            134  June 12, 2002
     33  January 7, 2002            67  March 5, 2002              101  April 24, 2002            135  June 14, 2002
     34  January 10, 2002           68  March 6, 2002              102  April 25, 2002            136  June 17, 2002


    137  June 20, 2002              171  August 16, 2002           205  October 10, 2002          239  December 6, 2002
    138  June 21, 2002              172  August 19, 2002           206  October 11, 2002          240  December 9, 2002
    139  June 24, 2002              173  August 20, 2002           207  October 14, 2002          241  December 16, 2002
    140  June 25, 2002              174  August 23, 2002           208  October 15, 2002          242  December 17, 2002
    141  June 26, 2002              175  August 26, 2002           209  October 17, 2002          243  December 18, 2002
    142  June 27, 2002              176  August 28, 2002           210  October 18, 2002          244  December 19, 2002
    143  June 28, 2002              177  August 29, 2002           211  October 21, 2002          245  December 23, 2002
    144  July 1, 2002               178  August 30, 2002           212  October 22, 2002          246  December 27, 2002
    145  July 2, 2002               179  September 3, 2002         213  October 24, 2002          247  December 30, 2002
    146  July 3, 2002               180  September 4, 2002         214  October 25, 2002          248  December 31, 2002
    147  July 5, 2002               181  September 5, 2002         215  October 28, 2002          249  January 2, 2003
    148  July 8, 2002               182  September 6, 2002         216  October 29, 2002          250  January 3, 2003
    149  July 9, 2002               183  September 10, 2002        217  October 31, 2002          251  January 6, 2003
    150  July 11, 2002              184  September 11, 2002        218  November 1, 2002          252  January 9, 2003
    151  July 12, 2002              185  September 12, 2002        219  November 4, 2002          253  January 16, 2003
    152  July 15, 2002              186  September 13, 2002        220  November 5, 2002          254  January 17, 2003
    153  July 16, 2002              187  September 16, 2002        221  November 6, 2002          255  January 21, 2003
    154  July 18, 2002              188  September 17, 2002        222  November 7, 2002          256  January 22, 2003
    155  July 22, 2002              189  September 18, 2002        223  November 8, 2002          257  January 24, 2003
    156  July 24, 2002              190  September 19, 2002        224  November 12, 2002         258  January 27, 2003
    157  July 25, 2002              191  September 20, 2002        225  November 13, 2002         259  January 28, 2003
    158  July 26, 2002              192  September 23, 2002        226  November 14, 2002         260  January 30, 2003
    159  July 29, 2002              193  September 24, 2002        227  November 15, 2002         261  January 31, 2003
    160  July 30, 2002              194  September 25, 2002        228  November 18, 2002         262  February 3, 2003
    161  July 31, 2002              195  September 26, 2002        229  November 19, 2002         263  February 4, 2003
    162  August 1, 2002             196  September 27, 2002        230  November 20, 2002         264  February 5, 2003
    163  August 5, 2002             197  September 30, 2002        231  November 22, 2002         265  February 6, 2003
    164  August 6, 2002             198  October 1, 2002           232  November 25, 2002         266  February 7, 2003
    165  August 7, 2002             199  October 2, 2002           233  November 26, 2002         267  February 12, 2003
    166  August 8, 2002             200  October 3, 2002           234  November 27, 2002         268  February 13, 2003
    167  August 12, 2002            201  October 4, 2002           235  November 29, 2002         269  February 14, 2003
    168  August 13, 2002            202  October 7, 2002           236  December 2, 2002          270  February 18, 2003
    169  August 14, 2002            203  October 8, 2002           237  December 3, 2002          271  February 19, 2003
    170  August 15, 2002            204  October 9, 2002           238  December 5, 2002          272  February 20, 2003


    273  February 21, 2003          307  April 11, 2003            341  June 4, 2003              375  July 24, 2003
    274  February 24, 2003          308  April 14, 2003            342  June 5, 2003              376  July 25, 2003
    275  February 25, 2003          309  April 15, 2003            343  June 6, 2003              377  July 28, 2003
    276  February 26, 2003          310  April 16, 2003            344  June 9, 2003              378  July 29, 2003
    277  February 27, 2003          311  April 17, 2003            345  June 10, 2003             379  July 30, 2003
    278  February 28, 2003          312  April 21, 2003            346  June 11, 2003             380  July 31, 2003
    279  March 3, 2003              313  April 22, 2003            347  June 12, 2003             381  August 1, 2003
    280  March 4, 2003              314  April 23, 2003            348  June 13, 2003             382  August 4, 2003
    281  March 5, 2003              315  April 24, 2003            349  June 16, 2003             383  August 5, 2003
    282  March 6, 2003              316  April 25, 2003            350  June 17, 2003             384  August 6, 2003
    283  March 7, 2003              317  April 28, 2003            351  June 18, 2003             385  August 7, 2003
    284  March 10, 2003             318  April 29, 2003            352  June 19, 2003             386  August 8, 2003
    285  March 11, 2003             319  April 30, 2003            353  June 20, 2003             387  August 11, 2003
    286  March 12, 2003             320  May 1, 2003               354  June 23, 2003             388  August 12, 2003
    287  March 13, 2003             321  May 2, 2003               355  June 24, 2003             389  August 13, 2003
    288  March 14, 2003             322  May 5, 2003               356  June 25, 2003             390  August 14, 2003
    289  March 17, 2003             323  May 6, 2003               357  June 26, 2003             391  August 15, 2003
    290  March 18, 2003             324  May 7, 2003               358  June 27, 2003             392  August 18, 2003
    291  March 19, 2003             325  May 8, 2003               359  June 30, 2003             393  August 19, 2003
    292  March 20, 2003             326  May 12, 2003              360  July 1, 2003              394  August 20, 2003
    293  March 21, 2003             327  May 13, 2003              361  July 2, 2003              395  August 21, 2003
    294  March 24, 2003             328  May 14, 2003              362  July 3, 2003              396  August 22, 2003
    295  March 26, 2003             329  May 15, 2003              363  July 7, 2003              397  August 25, 2003
    296  March 27, 2003             330  May 19, 2003              364  July 8, 2003              398  August 26, 2003
    297  March 28, 2003             331  May 20, 2003              365  July 9, 2003              399  August 27, 2003
    298  March 31, 2003             332  May 21, 2003              366  July 10, 2003             400  August 28, 2003
    299  April 1, 2003              333  May 22, 2003              367  July 11, 2003             401  August 29, 2003
    300  April 2, 2003              334  May 23, 2003              368  July 14, 2003             402  September 2, 2003
    301  April 3, 2003              335  May 27, 2003              369  July 15, 2003             403  September 3, 2003
    302  April 4, 2003              336  May 28, 2003              370  July 17, 2003             404  September 5, 2003
    303  April 7, 2003              337  May 29, 2003              371  July 18, 2003             405  September 8, 2003
    304  April 8, 2003              338  May 30, 2003              372  July 21, 2003             406  September 9, 2003
    305  April 9, 2003              339  June 2, 2003              373  July 22, 2003             407  September 10, 2003
    306  April 10, 2003             340  June 3, 2003              374  July 23, 2003             408  September 11, 2003


    409  September 12, 2003         443  October 29, 2003          477  December 17, 2003         511  February 6, 2004
    410  September 15, 2003         444  October 30, 2003          478  December 18, 2003         512  February 9, 2004
    411  September 16, 2003         445  October 31, 2003          479  December 19, 2003         513  February 10, 2004
    412  September 17, 2003         446  November 3, 2003          480  December 22, 2003         514  February 11, 2004
    413  September 18, 2003         447  November 4, 2003          481  December 23, 2003         515  February 12, 2004
    414  September 19, 2003         448  November 5, 2003          482  December 24, 2003         516  February 13, 2004
    415  September 22, 2003         449  November 6, 2003          483  December 26, 2003         517  February 17, 2004
    416  September 23, 2003         450  November 7, 2003          484  December 29, 2003         518  February 18, 2004
    417  September 24, 2003         451  November 10, 2003         485  December 30, 2003         519  February 19, 2004
    418  September 25, 2003         452  November 11, 2003         486  December 31, 2003         520  February 20, 2004
    419  September 26, 2003         453  November 12, 2003         487  January 2, 2004           521  February 23, 2004
    420  September 29, 2003         454  November 13, 2003         488  January 5, 2004           522  February 24, 2004
    421  September 30, 2003         455  November 14, 2003         489  January 6, 2004           523  February 25, 2004
    422  October 1, 2003            456  November 17, 2003         490  January 7, 2004           524  February 26, 2004
    423  October 2, 2003            457  November 18, 2003         491  January 8, 2004           525  February 27, 2004
    424  October 3, 2003            458  November 19, 2003         492  January 9, 2004           526  March 1, 2004
    425  October 4, 2003            459  November 20, 2003         493  January 12, 2004          527  March 2, 2004
    426  October 6, 2003            460  November 21, 2003         494  January 13, 2004          528  March 3, 2004
    427  October 7, 2003            461  November 24, 2003         495  January 14, 2004          529  March 4, 2004
    428  October 8, 2003            462  November 25, 2003         496  January 15, 2004          530  March 5, 2004
    429  October 9, 2003            463  November 26, 2003         497  January 16, 2004          531  March 8, 2004
    430  October 10, 2003           464  November 28, 2003         498  January 20, 2004          532  March 9, 2004
    431  October 13, 2003           465  December 1, 2003          499  January 21, 2004          533  March 10, 2004
    432  October 14, 2003           466  December 2, 2003          500  January 22, 2004          534  March 11, 2004
    433  October 15, 2003           467  December 3, 2003          501  January 23, 2004          535  March 12, 2004
    434  October 16, 2003           468  December 4, 2003          502  January 26, 2004          536  March 15, 2004
    435  October 17, 2003           469  December 5, 2003          503  January 27, 2004          537  March 16, 2004
    436  October 20, 2003           470  December 8, 2003          504  January 28, 2004          538  March 17, 2004
    437  October 21, 2003           471  December 9, 2003          505  January 29, 2004          539  March 18, 2004
    438  October 22, 2003           472  December 10, 2003         506  January 30, 2004          540  March 19, 2004
    439  October 23, 2003           473  December 11, 2003         507  February 2, 2004          541  March 22, 2004
    440  October 24, 2003           474  December 12, 2003         508  February 3, 2004          542  March 23, 2004
    441  October 27, 2003           475  December 15, 2003         509  February 4, 2004          543  March 24, 2004
    442  October 28, 2003           476  December 16, 2003         510  February 5, 2004          544  March 25, 2004


    545  March 26, 2004             579  May 14, 2004              613  July 7, 2004              647  August 24, 2004
    546  March 29, 2004             580  May 17, 2004              614  July 8, 2004              648  August 25, 2004
    547  March 30, 2004             581  May 18, 2004              615  July 9, 2004              649  August 26, 2004
    548  March 31, 2004             582  May 19, 2004              616  July 12, 2004             650  August 27, 2004
    549  April 1, 2004              583  May 20, 2004              617  July 13, 2004             651  August 30, 2004
    550  April 2, 2004              584  May 21, 2004              618  July 14, 2004             652  August 31, 2004
    551  April 5, 2004              585  May 24, 2004              619  July 15, 2004             653  September 1, 2004
    552  April 6, 2004              586  May 25, 2004              620  July 16, 2004             654  September 2, 2004
    553  April 7, 2004              587  May 26, 2004              621  July 19, 2004             655  September 3, 2004
    554  April 8, 2004              588  May 27, 2004              622  July 20, 2004             656  September 7, 2004
    555  April 12, 2004             589  May 28, 2004              623  July 21, 2004             657  September 8, 2004
    556  April 13, 2004             590  June 1, 2004              624  July 22, 2004             658  September 9, 2004
    557  April 14, 2004             591  June 2, 2004              625  July 23, 2004             659  September 10, 2004
    558  April 15, 2004             592  June 3, 2004              626  July 26, 2004             660  September 13, 2004
    559  April 16, 2004             593  June 4, 2004              627  July 27, 2004             661  September 14, 2004
    560  April 19, 2004             594  June 7, 2004              628  July 28, 2004             662  September 15, 2004
    561  April 20, 2004             595  June 8, 2004              629  July 29, 2004             663  September 16, 2004
    562  April 21, 2004             596  June 9, 2004              630  July 30, 2004             664  September 17, 2004
    563  April 22, 2004             597  June 10, 2004             631  August 2, 2004            665  September 20, 2004
    564  April 23, 2004             598  June 14, 2004             632  August 3, 2004            666  September 21, 2004
    565  April 26, 2004             599  June 15, 2004             633  August 4, 2004            667  September 22, 2004
    566  April 27, 2004             600  June 16, 2004             634  August 5, 2004            668  September 23, 2004
    567  April 28, 2004             601  June 17, 2004             635  August 6, 2004            669  September 24, 2004
    568  April 29, 2004             602  June 18, 2004             636  August 9, 2004            670  September 27, 2004
    569  April 30, 2004             603  June 21, 2004             637  August 10, 2004           671  September 28, 2004
    570  May 3, 2004                604  June 22, 2004             638  August 11, 2004           672  September 29, 2004
    571  May 4, 2004                605  June 23, 2004             639  August 12, 2004           673  September 30, 2004
    572  May 5, 2004                606  June 24, 2004             640  August 13, 2004           674  October 1, 2004
    573  May 6, 2004                607  June 25, 2004             641  August 16, 2004           675  October 4, 2004
    574  May 7, 2004                608  June 28, 2004             642  August 17, 2004           676  October 5, 2004
    575  May 10, 2004               609  June 29, 2004             643  August 18, 2004           677  October 6, 2004
    576  May 11, 2004               610  July 1, 2004              644  August 19, 2004           678  October 7, 2004
    577  May 12, 2004               611  July 2, 2004              645  August 20, 2004           679  October 8, 2004
    578  May 13, 2004               612  July 6, 2004              646  August 23, 2004           680  October 11, 2004


    681  October 12, 2004           715  November 30, 2004         749  January 19, 2005          783  March 9, 2005
    682  October 13, 2004           716  December 1, 2004          750  January 20, 2005          784  March 10, 2005
    683  October 14, 2004           717  December 2, 2004          751  January 21, 2005          785  March 11, 2005
    684  October 15, 2004           718  December 3, 2004          752  January 24, 2005          786  March 14, 2005
    685  October 18, 2004           719  December 6, 2004          753  January 25, 2005          787  March 15, 2005
    686  October 19, 2004           720  December 7, 2004          754  January 26, 2005          788  March 16, 2005
    687  October 20, 2004           721  December 8, 2004          755  January 27, 2005          789  March 17, 2005
    688  October 21, 2004           722  December 9, 2004          756  January 28, 2005          790  March 18, 2005
    689  October 22, 2004           723  December 10, 2004         757  January 31, 2005          791  March 21, 2005
    690  October 25, 2004           724  December 13, 2004         758  February 1, 2005          792  March 22, 2005
    691  October 26, 2004           725  December 14, 2004         759  February 2, 2005          793  March 23, 2005
    692  October 27, 2004           726  December 15, 2004         760  February 3, 2005          794  March 24, 2005
    693  October 28, 2004           727  December 16, 2004         761  February 4, 2005          795  March 28, 2005
    694  October 29, 2004           728  December 17, 2004         762  February 7, 2005          796  March 29, 2005
    695  November 1, 2004           729  December 20, 2004         763  February 8, 2005          797  March 30, 2005
    696  November 2, 2004           730  December 21, 2004         764  February 9, 2005          798  March 31, 2005
    697  November 3, 2004           731  December 22, 2004         765  February 10, 2005         799  April 1, 2005
    698  November 4, 2004           732  December 23, 2004         766  February 11, 2005         800  April 4, 2005
    699  November 5, 2004           733  December 27, 2004         767  February 14, 2005         801  April 5, 2005
    700  November 8, 2004           734  December 28, 2004         768  February 15, 2005         802  April 6, 2005
    701  November 9, 2004           735  December 29, 2004         769  February 16, 2005         803  April 7, 2005
    702  November 10, 200           736  December 30, 20044        770  February 17, 2005         804  April 8, 2005
    703  November 11, 200           737  December 31, 20044        771  February 18, 2005         805  April 11, 2005
    704  November 12, 200           738  January 3, 2005  4        772  February 22, 2005         806  April 12, 2005
    705  November 15, 200           739  January 4, 2005  4        773  February 23, 2005         807  April 13, 2005
    706  November 16, 200           740  January 5, 2005  4        774  February 24, 2005         808  April 14, 2005
    707  November 17, 200           741  January 6, 2005  4        775  February 25, 2005         809  April 15, 2005
    708  November 18, 200           742  January 7, 2005  4        776  February 28, 2005         810  April 18, 2005
    709  November 19, 200           743  January 10, 2005 4        777  March 1, 2005             811  April 19, 2005
    710  November 22, 200           744  January 11, 2005 4        778  March 2, 2005             812  April 20, 2005
    711  November 23, 200           745  January 12, 2005 4        779  March 3, 2005             813  April 21, 2005
    712  November 24, 200           746  January 13, 2005 4        780  March 4, 2005             814  April 22, 2005
    713  November 26, 200           747  January 14, 2005 4        781  March 7, 2005             815  April 25, 2005
    714  November 29, 200           748  January 18, 2005 4        782  March 8, 2005             816  April 26, 2005


    817  April 27, 2005             851  June 16, 2005             885  August 4, 2005            919  September 26, 2005
    818  April 28, 2005             852  June 17, 2005             886  August 5, 2005            920  September 27, 2005
    819  April 29, 2005             853  June 20, 2005             887  August 8, 2005            921  September 29, 2005
    820  May 2, 2005                854  June 21, 2005             888  August 9, 2005            922  September 30, 2005
    821  May 3, 2005                855  June 22, 2005             889  August 10, 2005           923  October 3, 2005
    822  May 4, 2005                856  June 23, 2005             890  August 11, 2005           924  October 4, 2005
    823  May 5, 2005                857  June 24, 2005             891  August 12, 2005           925  October 5, 2005
    824  May 6, 2005                858  June 27, 2005             892  August 15, 2005           926  October 6, 2005
    825  May 9, 2005                859  June 28, 2005             893  August 16, 2005           927  October 7, 2005
    826  May 10, 2005               860  June 29, 2005             894  August 17, 2005           928  October 10, 2005
    827  May 11, 2005               861  June 30, 2005             895  August 18, 2005           929  October 11, 2005
    828  May 12, 2005               862  July 1, 2005              896  August 19, 2005           930  October 12, 2005
    829  May 13, 2005               863  July 5, 2005              897  August 22, 2005           931  October 13, 2005
    830  May 16, 2005               864  July 6, 2005              898  August 24, 2005           932  October 14, 2005
    831  May 17, 2005               865  July 7, 2005              899  August 25, 2005           933  October 17, 2005
    832  May 18, 2005               866  July 8, 2005              900  August 26, 2005           934  October 18, 2005
    833  May 19, 2005               867  July 11, 2005             901  August 29, 2005           935  October 19, 2005
    834  May 20, 2005               868  July 12, 2005             902  August 30, 2005           936  October 20, 2005
    835  May 23, 2005               869  July 13, 2005             903  August 31, 2005           937  October 21, 2005
    836  May 24, 2005               870  July 14, 2005             904  September 1, 2005         938  October 24, 2005
    837  May 25, 2005               871  July 15, 2005             905  September 2, 2005         939  October 25, 2005
    838  May 26, 2005               872  July 18, 2005             906  September 6, 2005         940  October 26, 2005
    839  May 27, 2005               873  July 19, 2005             907  September 7, 2005         941  October 27, 2005
    840  May 31, 2005               874  July 20, 2005             908  September 8, 2005         942  October 28, 2005
    841  June 1, 2005               875  July 21, 2005             909  September 9, 2005         943  October 31, 2005
    842  June 2, 2005               876  July 22, 2005             910  September 12, 2005        944  November 1, 2005
    843  June 3, 2005               877  July 25, 2005             911  September 13, 2005        945  November 2, 2005
    844  June 6, 2005               878  July 26, 2005             912  September 14, 2005        946  November 3, 2005
    845  June 8, 2005               879  July 27, 2005             913  September 15, 2005        947  November 4, 2005
    846  June 9, 2005               880  July 28, 2005             914  September 16, 2005        948  November 7, 2005
    847  June 10, 2005              881  July 29, 2005             915  September 19, 2005        949  November 8, 2005
    848  June 13, 2005              882  August 1, 2005            916  September 21, 2005        950  November 9, 2005
    849  June 14, 2005              883  August 2, 2005            917  September 22, 2005        951  November 10, 2005
    850  June 15, 2005              884  August 3, 2005            918  September 23, 2005        952  November 11, 2005


    953  November 14, 2005           987  January 9, 2006          1021  February 28, 2006        1055  April 21, 2006
    954  November 15, 2005           988  January 10, 2006         1022  March 1, 2006            1056  April 24, 2006
    955  November 16, 2005           989  January 11, 2006         1023  March 2, 2006            1057  April 25, 2006
    956  November 17, 2005           990  January 12, 2006         1024  March 3, 2006            1058  April 27, 2006
    957  November 18, 2005           991  January 13, 2006         1025  March 6, 2006            1059  April 28, 2006
    958  November 21, 2005           992  January 17, 2006         1026  March 7, 2006            1060  May 1, 2006
    959  November 22, 2005           993  January 18, 2006         1027  March 8, 2006            1061  May 2, 2006
    960  November 23, 2005           994  January 19, 2006         1028  March 9, 2006            1062  May 3, 2006
    961  November 25, 2005           995  January 20, 2006         1029  March 10, 2006           1063  May 4, 2006
    962  November 28, 2005           996  January 23, 2006         1030  March 13, 2006           1064  May 5, 2006
    963  November 29, 2005           997  January 24, 2006         1031  March 16, 2006           1065  May 8, 2006
    964  November 30, 2005           998  January 25, 2006         1032  March 17, 2006           1066  May 9, 2006
    965  December 1, 2005            999  January 26, 2006         1033  March 20, 2006           1067  May 10, 2006
    966  December 2, 2005           1000  January 27, 2006         1034  March 21, 2006           1068  May 11, 2006
    967  December 5, 2005           1001  January 30, 2006         1035  March 22, 2006           1069  May 12, 2006
    968  December 6, 2005           1002  January 31, 2006         1036  March 23, 2006           1070  May 15, 2006
    969  December 7, 2005           1003  February 1, 2006         1037  March 24, 2006           1071  May 16, 2006
    970  December 9, 2005           1004  February 2, 2006         1038  March 27, 2006           1072  May 17, 2006
    971  December 12, 2005          1005  February 3, 2006         1039  March 28, 2006           1073  May 18, 2006
    972  December 13, 2005          1006  February 6, 2006         1040  March 29, 2006           1074  May 19, 2006
    973  December 14, 2005          1007  February 7, 2006         1041  March 30, 2006           1075  May 22, 2006
    974  December 16, 2005          1008  February 8, 2006         1042  March 31, 2006           1076  May 23, 2006
    975  December 19, 2005          1009  February 9, 2006         1043  April 3, 2006            1077  May 24, 2006
    976  December 20, 2005          1010  February 10, 2006        1044  April 4, 2006            1078  May 25, 2006
    977  December 21, 2005          1011  February 13, 2006        1045  April 5, 2006            1079  May 26, 2006
    978  December 22, 2005          1012  February 14, 2006        1046  April 6, 2006            1080  May 30, 2006
    979  December 23, 2005          1013  February 15, 2006        1047  April 7, 2006            1081  May 31, 2006
    980  December 27, 2005          1014  February 16, 2006        1048  April 10, 2006           1082  June 1, 2006
    981  December 28, 2005          1015  February 17, 2006        1049  April 11, 2006           1083  June 2, 2006
    982  December 29, 2005          1016  February 21, 2006        1050  April 13, 2006           1084  June 5, 2006
    983  December 30, 2005          1017  February 22, 2006        1051  April 17, 2006           1085  June 6, 2006
    984  January 3, 2006            1018  February 23, 2006        1052  April 18, 2006           1086  June 7, 2006
    985  January 5, 2006            1019  February 24, 2006        1053  April 19, 2006           1087  June 8, 2006
    986  January 6, 2006            1020  February 27, 2006        1054  April 20, 2006           1088  June 9, 2006


   1089  June 12, 2006              1123  July 31, 2006            1157  September 19, 2006       1191  November 7, 2006
   1090  June 13, 2006              1124  August 1, 2006           1158  September 20, 2006       1192  November 8, 2006
   1091  June 14, 2006              1125  August 2, 2006           1159  September 21, 2006       1193  November 10, 2006
   1092  June 15, 2006              1126  August 3, 2006           1160  September 22, 2006       1194  November 13, 2006
   1093  June 16, 2006              1127  August 4, 2006           1161  September 25, 2006       1195  November 14, 2006
   1094  June 19, 2006              1128  August 7, 2006           1162  September 26, 2006       1196  November 15, 2006
   1095  June 20, 2006              1129  August 8, 2006           1163  September 27, 2006       1197  November 16, 2006
   1096  June 21, 2006              1130  August 9, 2006           1164  September 28, 2006       1198  November 17, 2006
   1097  June 22, 2006              1131  August 10, 2006          1165  September 29, 2006       1199  November 20, 2006
   1098  June 23, 2006              1132  August 11, 2006          1166  October 2, 2006          1200  November 21, 2006
   1099  June 26, 2006              1133  August 14, 2006          1167  October 3, 2006          1201  November 22, 2006
   1100  June 27, 2006              1134  August 15, 2006          1168  October 4, 2006          1202  November 24, 2006
   1101  June 28, 2006              1135  August 16, 2006          1169  October 5, 2006          1203  November 27, 2006
   1102  June 29, 2006              1136  August 17, 2006          1170  October 6, 2006          1204  November 28, 2006
   1103  June 30, 2006              1137  August 18, 2006          1171  October 9, 2006          1205  November 29, 2006
   1104  July 3, 2006               1138  August 21, 2006          1172  October 10, 2006         1206  November 30, 2006
   1105  July 5, 2006               1139  August 22, 2006          1173  October 11, 2006         1207  December 1, 2006
   1106  July 6, 2006               1140  August 23, 2006          1174  October 12, 2006         1208  December 4, 2006
   1107  July 7, 2006               1141  August 24, 2006          1175  October 13, 2006         1209  December 5, 2006
   1108  July 10, 2006              1142  August 25, 2006          1176  October 16, 2006         1210  December 6, 2006
   1109  July 11, 2006              1143  August 28, 2006          1177  October 17, 2006         1211  December 7, 2006
   1110  July 12, 2006              1144  August 29, 2006          1178  October 18, 2006         1212  December 11, 2006
   1111  July 13, 2006              1145  August 30, 2006          1179  October 19, 2006         1213  December 12, 2006
   1112  July 14, 2006              1146  August 31, 2006          1180  October 20, 2006         1214  December 13, 2006
   1113  July 17, 2006              1147  September 1, 2006        1181  October 23, 2006         1215  December 14, 2006
   1114  July 18, 2006              1148  September 5, 2006        1182  October 24, 2006         1216  December 18, 2006
   1115  July 19, 2006              1149  September 6, 2006        1183  October 25, 2006         1217  December 20, 2006
   1116  July 20, 2006              1150  September 7, 2006        1184  October 26, 2006         1218  December 21, 2006
   1117  July 21, 2006              1151  September 11, 2006       1185  October 27, 2006         1219  December 22, 2006
   1118  July 24, 2006              1152  September 12, 2006       1186  October 31, 2006         1220  December 26, 2006
   1119  July 25, 2006              1153  September 13, 2006       1187  November 1, 2006         1221  December 27, 2006
   1120  July 26, 2006              1154  September 14, 2006       1188  November 2, 2006         1222  December 28, 2006
   1121  July 27, 2006              1155  September 15, 2006       1189  November 3, 2006         1223  December 29, 2006
   1122  July 28, 2006              1156  September 18, 2006       1190  November 6, 2006


                       STATEMENT OF ADDITIONAL INFORMATION



                                 APRIL 30, 2007



                     INDIVIDUAL DEFERRED FIXED AND VARIABLE
                                ANNUITY CONTRACTS

                     ISSUED BY THE JNLNY SEPARATE ACCOUNT II
            OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 30, 2007. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 378004, Denver, Colorado 80237-8004, or calling 1-800-599-5651.





                                TABLE OF CONTENTS
                                                                       PAGE

General Information and History                                          2

Services                                                                 5

Purchase of Securities Being Offered                                     5

Underwriters                                                             5

Calculation of Performance                                               5

Additional Tax Information                                               7


Annuity Provisions                                                      17


Net Investment Factor                                                   18

Financial Statements                                                    19

GENERAL INFORMATION AND HISTORY


JNLNY Separate Account II (Separate Account) is a separate investment account of Jackson of New York. In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company (JacksonSM) and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a publicly traded insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the Standard & Poor's MidCap 400 Index, and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.


The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management VIP Fund, or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities. o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital
         Management NYSE(R) International 25 Fund.
o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.


--------------------------------------------------------------------------------


NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.


--------------------------------------------------------------------------------


SERVICES

Jackson of NY keeps the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.


The financial statements of JNLNY Separate Account II and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.


PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.


The aggregate amount of underwriting commissions paid to broker/dealers was $165,365 in 2004, $141,708 in 2005 and $101,169 in 2006. JNLD did not retain any portion of the commissions.


CALCULATION OF PERFORMANCE

When Jackson of NY advertises performance for an Investment Division (except the JNL/Select Money Market Fund), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. No deduction is made for premium taxes which may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                       6
            (  a-b    )
YIELD = 2  [(  --- + 1) -1]
            (  cd     )

Where:

       a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
       b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
       c              =            the average daily number of accumulation units outstanding during the period.
       d              =            the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Fund is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON OF NY'S TAX STATUS


Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.


TAXATION OF ANNUITY CONTRACTS IN GENERAL


Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.


For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 9 options whereas the Contract offers 71 Investment Divisions and at least one Fixed Account option although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.


MULTIPLE CONTRACTS

The Code provides that multiple annuity Contracts which are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the CONWAY decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures. Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities


         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $4,000 for calendar year 2007 and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.


         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457


         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of 100% of the participant's includible compensation, or the $15,000 elective deferral limitation in 2006. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.


         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

                 *     attains age 70 1/2,

                 *     severs employment,

                 *     dies, or

                 * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

VARIABLE ANNUITY PAYMENT

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

ANNUITY UNIT VALUE

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on a 4.5% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 4.5% per annum.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a)      is the net result of:

                  (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus


                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);


         (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and


         (c) is the asset charge factor determined by Jackson of NY for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.



Also see "Income Payments (The Income Phase)" in the Prospectus.

                            JNLNY Separate Account II


                       [GRAPHIC OMITTED][GRAPHIC OMITTED]





                              Financial Statements

                                December 31, 2006

JNLNY SEPARATE ACCOUNT II
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                              JNL/AIM             JNL/AIM          JNL/AIM           JNL/                JNL/
                                             Large Cap          Real Estate       Small Cap       Alger Growth        Eagle Core
                                         Growth Portfolio        Portfolio    Growth Portfolio     Portfolio       Equity Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                       $ 29,625             $ 6,441              $ -          $ 32,083            $ 32,556
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          1                   -                -                 1                   1
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                      29,626               6,441                -            32,084              32,557
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      1                   -                -                 1                   1
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      1                   -                -                 1                   1
                                         -----------------     -------------    -------------    --------------     ---------------
NET ASSETS (NOTE 5)                             $ 29,625             $ 6,441              $ -          $ 32,083            $ 32,556
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                             2,196                 408                -             1,758               1,891
       INVESTMENTS AT COST                      $ 24,428             $ 5,371              $ -          $ 30,690            $ 26,488


                                                                                                  JNL/Franklin        JNL/Franklin
                                             JNL/                   JNL/           JNL/FMR         Templeton           Templeton
                                         Eagle SmallCap         FMR Balanced   Mid-Cap Equity        Income            Small Cap
                                         Equity Portfolio         Portfolio       Portfolio        Portfolio        Value Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                        $ 5,817                 $ -              $ -               $ -                 $ -
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          -                   -                -                 -                   -
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                       5,817                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET ASSETS (NOTE 5)                              $ 5,817                 $ -              $ -               $ -                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                               262                   -                -                 -                   -
       INVESTMENTS AT COST                       $ 5,028                 $ -              $ -               $ -                 $ -


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                                                JNL/Goldman
                                           JNL/Goldman          Sachs Short     JNL/JPMorgan     JNL/JPMorgan         JNL/Lazard
                                           Sachs Mid Cap        Duration        International    International      Emerging Markets
                                          Value Portfolio       Bond Portfolio  Equity Portfolio Value Portfolio      Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                            $ -                 $ -         $ 50,356          $ 66,279                 $ -
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          -                   -                2                 3                   -
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                           -                   -           50,358            66,282                   -
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      -                   -                2                 3                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      -                   -                2                 3                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET ASSETS (NOTE 5)                                  $ -                 $ -         $ 50,356          $ 66,279                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                                 -                   -            3,463             4,727                   -
       INVESTMENTS AT COST                           $ -                 $ -         $ 32,982          $ 47,017                 $ -


                                             JNL/Lazard         JNL/Lazard         JNL/MCM          JNL/MCM             JNL/MCM
                                               Mid Cap          Small Cap            25            Bond Index        Communications
                                           Value Portfolio    Value Portfolio     Portfolio        Portfolio       Sector Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                       $ 39,220            $ 28,219              $ -           $ 3,814                 $ -
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          2                   1                -                 -                   -
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                      39,222              28,220                -             3,814                   -
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      2                   1                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      2                   1                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET ASSETS (NOTE 5)                             $ 39,220            $ 28,219              $ -           $ 3,814                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                             2,785               2,300                -               349                   -
       INVESTMENTS AT COST                      $ 40,205            $ 30,190              $ -           $ 3,771                 $ -



                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                                                  JNL/MCM
                                             JNL/MCM              Enhanced         JNL/MCM          JNL/MCM             JNL/MCM
                                         Consumer Brands       S&P 500 Stock      Financial        Healthcare        International
                                         Sector Portfolio      Index Portfolio Sector Portfolio Sector Portfolio    Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at Value (a)                            $ -                 $ -              $ -               $ -             $ 5,917
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          -                   -                -                 -                   -
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                           -                   -                -                 -               5,917
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET ASSETS (NOTE 5)                                  $ -                 $ -              $ -               $ -             $ 5,917
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                                 -                   -                -                 -                 358
       INVESTMENTS AT COST                           $ -                 $ -              $ -               $ -             $ 4,352


                                            JNL/MCM               JNL/MCM          JNL/MCM          JNL/MCM             JNL/MCM
                                             JNL 5             JNL Optimized      Oil & Gas      S&P 400 MidCap         S&P 500
                                           Portfolio            5 Portfolio   Sector Portfolio  Index Portfolio     Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at Value (a)                       $ 48,815                 $ -         $ 45,956          $ 51,099             $ 4,697
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          2                   -                2                 2                   -
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                      48,817                   -           45,958            51,101               4,697
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      2                   -                2                 2                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      2                   -                2                 2                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET ASSETS (NOTE 5)                             $ 48,815                 $ -         $ 45,956          $ 51,099             $ 4,697
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                             3,411                   -            1,585             3,416                 389
       INVESTMENTS AT COST                      $ 44,962                 $ -         $ 31,069          $ 48,439             $ 3,903



                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                             JNL/MCM              JNL/MCM          JNL/MCM                          JNL/Oppenheimer
                                        Select Small-Cap         Small Cap       Technology          JNL/MCM         Global Growth
                                            Portfolio         Index Portfolio  Sector Portfolio   VIP Portfolio        Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                            $ -            $ 37,228          $ 6,407               $ -            $ 59,945
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          -                   2                -                 -                   2
   Sub-account units sold                                                  -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                           -              37,230            6,407                 -              59,947
                                         -----------------     -------------    -------------    --------------     ---------------

Liabilities
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      -                   2                -                 -                   2
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      -                   2                -                 -                   2
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 5)                                  $ -            $ 37,228          $ 6,407               $ -            $ 59,945
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                                 -               2,517              937                 -               3,931
       INVESTMENTS AT COST                           $ -            $ 36,463          $ 5,996               $ -            $ 48,176


                                                                  JNL/PIMCO                        JNL/Putnam         JNL/Putnam
                                         JNL/Oppenheimer       Total Return       JNL/Putnam      Midcap Growth      Value Equity
                                         Growth Portfolio      Bond Portfolio   Equity Portfolio   Portfolio           Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                            $ -            $ 24,325         $ 30,545               $ -           $ 221,278
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          -                   1                1                 -                   9
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                           -              24,326           30,546                 -             221,287
                                         -----------------     -------------    -------------    --------------     ---------------

Liabilities
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      -                   1                1                 -                   9
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      -                   1                1                 -                   9
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 5)                                  $ -            $ 24,325         $ 30,545               $ -           $ 221,278
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                                 -               2,086            1,344                 -              10,826
       INVESTMENTS AT COST                           $ -            $ 24,359         $ 27,954               $ -           $ 187,357


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                              JNL/S&P              JNL/S&P                          JNL/S&P             JNL/S&P
                                              Managed              Managed          JNL/S&P         Managed             Managed
                                             Aggressive         Conservative        Managed         Moderate        Moderate Growth
                                           Growth Portfolio      Portfolio     Growth Portfolio    Portfolio            Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                      $ 214,040                 $ -        $ 103,581               $ -         $ 1,077,257
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          9                   -                4                                    44
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                     214,049                   -          103,585                 -           1,077,301
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                                              -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      9                   -                4                 -                  44
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      9                   -                4                 -                  44
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 5)                            $ 214,040                 $ -        $ 103,581               $ -         $ 1,077,257
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                            15,387                   -            7,605                 -              82,359
       INVESTMENTS AT COST                     $ 170,019                 $ -         $ 86,525               $ -           $ 916,861


                                             JNL/S&P              JNL/S&P          JNL/S&P          JNL/S&P           JNL/Select
                                            Retirement           Retirement       Retirement       Retirement          Balanced
                                         2015 Portfolio        2020 Portfolio   2025 Portfolio  Income Portfolio       Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                            $ -                 $ -              $ -               $ -            $ 74,593
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          -                   -                -                 -                   3
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                           -                   -                -                 -              74,596
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      -                   -                -                 -                   3
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      -                   -                -                 -                   3
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 5)                                  $ -                 $ -              $ -               $ -            $ 74,593
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                                 -                   -                -                 -               4,299
       INVESTMENTS AT COST                           $ -                 $ -              $ -               $ -            $ 70,356



                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                            JNL/Select           JNL/Select       JNL/Select       JNL/Select     JNL/T. Rowe Price
                                              Global              Large Cap      Money Market        Value            Established
                                        Growth Portfolio       Growth Portfolio   Portfolio        Portfolio       Growth Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                            $ -             $ 6,325         $ 34,859               $ -            $ 41,893
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          -                   -                1                 -                   2
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                           -               6,325           34,860                 -              41,895
                                         -----------------     -------------    -------------    --------------     ---------------

Liabilities
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      -                   -                1                 -                   2
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      -                   -                1                 -                   2
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 5)                                  $ -             $ 6,325         $ 34,859               $ -            $ 41,893
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                                 -                 293           34,859                 -               1,918
       INVESTMENTS AT COST                           $ -             $ 4,714         $ 34,859               $ -            $ 34,057

                                                                                                                      JNL/Western
                                          JNL/T. Rowe           JNL/T. Rowe      JNL/Western      JNL/Western       U.S. Government
                                         Price Mid-Cap          Price Value      High Yield         Strategic          & Quality
                                        Growth Portfolio         Portfolio      Bond Portfolio   Bond Portfolio     Bond Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                       $ 36,765            $ 91,293              $ -          $ 79,051                 $ -
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          2                   4                3                 -                   -
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                      36,767              91,297                3            79,051                   -
                                         -----------------     -------------    -------------    --------------     ---------------
Liabilities
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      2                   4                3                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      2                   4                3                 -                  -
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 5)                             $ 36,765            $ 91,293              $ -          $ 79,051                $ -
------------------------------------     =================     =============    =============    ==============     ===============


(a)  INVESTMENT SHARES                             1,265               5,845                -             6,821                  -
       INVESTMENTS AT COST                      $ 33,432            $ 81,757              $ -          $ 79,011                $ -


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Operations
DECEMBER 31, 2006

                                             JNL/AIM              JNL/AIM          JNL/AIM            JNL/                JNL/
                                            Large Cap           Real Estate       Small Cap       Alger Growth        Eagle Core
                                        Growth Portfolio         Portfolio     Growth Portfolio     Portfolio      Equity Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ 7                $ 51              $ -               $ 5                 $ 6
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                        421                  63                -               304                 502
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                       421                  63                -               304                 502
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT (LOSS)                              (414)                (12)                -             (299)               (496)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies             -                  11                -                 -                   -
   Investments                                        58                  76                -                 6                 880
Net change in unrealized appreciation
   on investments                                  2,096               1,070                -             1,393               2,920
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                   2,154               1,157                -             1,399               3,800
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 1,740             $ 1,145              $ -           $ 1,100             $ 3,304
------------------------------------     =================     =============    =============    ==============     ===============


                                                                                                  JNL/Franklin        JNL/Franklin
                                                JNL/                JNL/           JNL/FMR         Templeton            Templeton
                                           Eagle SmallCap      FMR Balanced    Mid-Cap Equity        Income             Small Cap
                                          Equity Portfolio       Portfolio        Portfolio       Portfolio (a)     Value Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -                 $ -              $ -               $ -                 $ -
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                         81                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                        81                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT (LOSS)                               (81)                  -                 -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companie            472                   -                -                 -                   -
   Investments                                        27                   -                -                 -                   -
Net change in unrealized appreciation
   on investments                                    488                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                     987                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $ 906                 $ -              $ -               $ -                 $ -
------------------------------------     =================     =============    =============    ==============     ===============


(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Operations
DECEMBER 31, 2006

                                                               JNL/Goldman
                                           JNL/Goldman         Sachs Short      JNL/JPMorgan     JNL/JPMorgan       JNL/Lazard
                                           Sachs Mid Cap       Duration Bond    International    International      Emerging Markets
                                          Value Portfolio      Portfolio        Equity Portfolio Value Portfolio    Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -                 $ -            $ 703           $ 1,130                 $ -
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                          -                   -              688               783                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                         -                   -              688               783                   -
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME                                  -                   -               15               347                   -
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -                   -                -               777                   -
   Investments                                         -                   -              202               486                   -
Net change in unrealized appreciation
   (depreciation) on investments                       -                   -            8,442            11,527
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                       -                   -            8,644            12,790                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ -                 $ -          $ 8,659          $ 13,137                 $ -
------------------------------------     =================     =============    =============    ==============     ===============


                                             JNL/Lazard          JNL/Lazard        JNL/MCM          JNL/MCM            JNL/MCM
                                              Mid Cap            Small Cap            25           Bond Index       Communications
                                          Value Portfolio      Value Portfolio  Portfolio (a)      Portfolio       Sector Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                     $ 1,064             $ 2,732              $ -              $ 76                 $ -
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                      1,017                 392                -                59                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                     1,017                 392                -                59                   -
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME                                 47               2,340                -                17                   -
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies         2,536               2,242                -                 -                   -
   Investments                                   (2,697)                  11                -                 1                 (3)
Net change in unrealized appreciation
   (depreciation) on investments                   7,438               (891)                -                60                   5
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                   7,277               1,362                -                61                   2
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 7,324             $ 3,702              $ -              $ 78                 $ 2
------------------------------------     =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Operations
DECEMBER 31, 2006

                                                                  JNL/MCM
                                             JNL/MCM              Enhanced         JNL/MCM          JNL/MCM             JNL/MCM
                                         Consumer Brands       S&P 500 Stock      Financial        Healthcare        International
                                         Sector Portfolio     Index Portfolio  Sector Portfolio Sector Portfolio    Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -                 $ -              $ -               $ -               $ 157
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                          -                   -                -                 -                  84
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                         -                   -                -              -                     84
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                           -                   -                -              -                     73
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies             -                   -                -                 -                  25
   Investments                                         -                   -                6                 -                 158
Net change in unrealized appreciation
   (depreciation) on investments                       1                   -              (4)                 -                 943
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                       1                   -                2                 -               1,126
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ 1                 $ -              $ 2               $ -             $ 1,199
------------------------------------     =================     =============    =============    ==============     ===============


                                              JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM             JNL/MCM
                                               JNL 5          JNL Optimized       Oil & Gas      S&P 400 MidCap         S&P 500
                                             Portfolio       5 Portfolio (a)   Sector Portfolio  Index Portfolio    Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                       $ 140                 $ -            $ 503             $ 660                $ 66
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                        434                   -              646               585                  69
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                       434                   -              646               585                  69
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                       (294)                   -            (143)                75                 (3)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies             6                   -            1,716             1,398                  22
   Investments                                       136                   -              669                87                  74
Net change in unrealized appreciation
   (depreciation) on investments                   3,761                   -            5,169               542                 488
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                   3,903                   -            7,554             2,027                 584
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 3,609                 $ -          $ 7,411           $ 2,102               $ 581
------------------------------------     =================     =============    =============    ==============     ===============


(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Operations
DECEMBER 31, 2006

                                             JNL/MCM              JNL/MCM          JNL/MCM                          JNL/Oppenheimer
                                        Select Small-Cap         Small Cap     Technology Sector    JNL/MCM          Global Growth
                                         Portfolio (a)        Index Portfolio     Portfolio      VIP Portfolio         Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -               $ 547              $ 5               $ -               $ 276
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                          -                 380               61                 -                 725
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                         -                 380               61                 -                 725
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
Net investment income (loss)                           -                 167             (56)                 -               (449)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -               1,796               11                 -               1,897
   Investments                                         -                  91                9                 -                 239
Net change in unrealized appreciation
   (depreciation) on investments                       -                 210              408                 -               4,992
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                -               2,097              428                 -               7,128
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   from operations                                   $ -             $ 2,264            $ 372               $ -             $ 6,679
------------------------------------     =================     =============    =============    ==============     ===============


                                                                 JNL/PIMCO                         JNL/Putnam          JNL/Putnam
                                         JNL/Oppenheimer       Total Return       JNL/Putnam         Midcap           Value Equity
                                         Growth Portfolio      Bond Portfolio Equity Portfolio  Growth Portfolio       Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -               $ 877            $ 117               $ -                $ 70
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                          -                 358              314                 -               3,071
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                         -                 358              314                 -               3,071
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
Net investment income (loss)                           -                 519            (197)                 -             (3,001)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -                   6                -                 -                   -
   Investments                                         -                   4             (38)                 -                 252
Net change in unrealized appreciation
   (depreciation) on investments                       -                (67)            2,739                 -              25,303
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                -                (57)            2,701                 -              25,555
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   from operations                                   $ -               $ 462          $ 2,504               $ -            $ 22,554
------------------------------------     =================     =============    =============    ==============     ===============


(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Operations
DECEMBER 31, 2006

                                             JNL/S&P              JNL/S&P                          JNL/S&P             JNL/S&P
                                             Managed              Managed          JNL/S&P         Managed             Managed
                                            Aggressive         Conservative    Managed Growth      Moderate         Moderate Growth
                                         Growth Portfolio        Portfolio        Portfolio        Portfolio           Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                     $ 1,301                 $ -            $ 990               $ -            $ 13,527
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                      2,971                   -            1,447                 -              15,971
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                     2,971                   -            1,447                 -              15,971
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                     (1,670)                   -            (457)                 -             (2,444)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies        11,435                   -            4,183                 -              29,543
   Investments                                       621                   -              224                 -              11,266
Net change in unrealized appreciation
   on investments                                 15,661                   -            7,522                 -              68,908
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                  27,717                   -           11,929                 -             109,717
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                              $ 26,047                 $ -         $ 11,472               $ -           $ 107,273
------------------------------------     =================     =============    =============    ==============     ===============


                                             JNL/S&P              JNL/S&P          JNL/S&P          JNL/S&P            JNL/Select
                                           Retirement           Retirement       Retirement        Retirement          Balanced
                                         2015 Portfolio       2020 Portfolio   2025 Portfolio   Income Portfolio       Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -                 $ -              $ -               $ -             $ 1,885
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                          -                   -                -                 -               1,112
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                         -                   -                -                 -               1,112
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                           -                   -                -                 -                 773
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies             -                   -                -                 -                 409
   Investments                                         -                   -                -                 -                  22
Net change in unrealized appreciation
   on investments                                      -                   -                -                 -               7,357
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                       -                   -                -                 -               7,788
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ -                 $ -              $ -               $ -             $ 8,561
------------------------------------     =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Operations
DECEMBER 31, 2006

                                           JNL/Select            JNL/Select       JNL/Select       JNL/Select         JNL/T. Rowe
                                            Global                Large Cap      Money Market        Value        Price Established
                                        Growth Portfolio       Growth Portfolio   Portfolio        Portfolio       Growth Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -                 $ -          $ 5,961               $ -               $ 171
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                          -                  91            2,040                 -                 579
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                         -                  91            2,040                 -                 579
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                           -                (91)            3,921                 -               (408)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -                   -                -                 -                 327
   Investments                                         -                  22                -                 -                  91
Net change in unrealized appreciation
  (depreciation) on investments                        -                 257                                  -               4,486
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                -                 279                -                 -               4,904
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ -               $ 188          $ 3,921               $ -             $ 4,496
------------------------------------     =================     =============    =============    ==============     ===============


                                                                                                                      JNL/Western
                                            JNL/T. Rowe         JNL/T. Rowe      JNL/Western       JNL/Western      U.S. Government
                                           Price Mid-Cap        Price Value       High Yield        Strategic          & Quality
                                         Growth Portfolio        Portfolio     Bond Portfolio    Bond Portfolio     Bond Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                       $ 305             $ 1,079              $ -              $ 62                 $ -
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                        558               1,106                -             1,223
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                       558               1,106                -             1,223                   -
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                       (253)                (27)                -           (1,161)                   -
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies         2,709               4,972                -                 -                   -
   Investments                                     1,392                 211                -           (2,169)                   -
Net change in unrealized appreciation
  (depreciation) on investments                  (1,574)               7,259                -             5,702
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            2,527              12,442                -             3,533                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 2,274            $ 12,415              $ -           $ 2,372                 $ -
------------------------------------     =================     =============    =============    ==============     ===============


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2006

                                             JNL/AIM              JNL/AIM          JNL/AIM            JNL/               JNL/
                                            Large Cap           Real Estate       Small Cap       Alger Growth        Eagle Core
                                         Growth Portfolio        Portfolio     Growth Portfolio     Portfolio      Equity Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment loss                           $ (414)              $ (12)              $ -           $ (299)             $ (496)
   Net realized gain on investments                   58                  87                -                 6                 880
   Net change in unrealized appreciation
      on investments                               2,096               1,070                -             1,393               2,920
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 1,740               1,145                -             1,100               3,304
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                 394                   -                -                 -                   -
   Surrenders and terminations                        19                   -                -                 -                  24
   Transfers between portfolios                        -               5,296                -            30,983             (7,290)
   Policyholder charges (Note 3)                    (28)                   -                -                 -                (36)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             385               5,296                -            30,983             (7,302)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS              2,125               6,441                -            32,083             (3,998)

NET ASSETS BEGINNING OF PERIOD                    27,500                   -                -                 -              36,554
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                        $ 29,625             $ 6,441              $ -          $ 32,083            $ 32,556
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005             2,115                   -                -                 -               3,340

      Units Issued                                    30                 587                -             2,642                   -
      Units Redeemed                                 (1)                (68)                -              (18)               (652)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006             2,144                 519                -             2,624               2,688
                                         =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006

                                                                                                  JNL/Franklin        JNL/Franklin
                                              JNL/                  JNL/           JNL/FMR         Templeton           Templeton
                                         Eagle SmallCap         FMR Balanced   Mid-Cap Equity      Small Cap            Income
                                         Equity Portfolio        Portfolio        Portfolio     Value Portfolio      Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment loss                            $ (81)                 $ -              $ -               $ -                 $ -
   Net realized gain on investments                  499                   -                -                 -                   -
   Net change in unrealized appreciation
      on investments                                 488                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   906                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                     (153)                   -                -                 -                   -
   Transfers between portfolios                        -                   -                -                 -                   -
   Policyholder charges (Note 3)                       -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           (153)                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                753                   -                -                 -                   -

NET ASSETS BEGINNING OF PERIOD                     5,064                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                         $ 5,817                 $ -              $ -               $ -                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005               441                   -                -                 -                   -

      Units Issued                                     -                   -                -                 -                   -
      Units Redeemed                                (13)                   -                -                 -                   -

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006               428                   -                -                 -                   -
                                         =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2006

                                           JNL/Goldman          JNL/Goldman     JNL/JPMorgan     JNL/JPMorgan         JNL/Lazard
                                          Sachs Mid Cap        Sachs Short      International    International     Emerging Markets
                                         Value Portfolio      Duration (a)      Equity Portfolio Value Portfolio     Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -                 $ -             $ 15             $ 347                 $ -
   Net realized gain (loss) on investments             -                   -              202             1,263                   -
   Net change in unrealized appreciation
      (depreciation) on investments                    -                   -            8,442            11,527                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     -                   -            8,659            13,137                   -
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                         -                   -                -                 -                   -
   Transfers between portfolios                        -                   -                -            19,300                   -
   Policyholder charges (Note 3)                       -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               -                   -                -            19,300                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  -                   -            8,659            32,437                   -

NET ASSETS BEGINNING OF PERIOD                         -                   -           41,697            33,842                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -                 $ -         $ 50,356          $ 66,279                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 -                   -            4,188             2,424                   -

      Units Issued                                     -                   -                -             1,303                   -
      Units Redeemed                                   -                   -                -               (76)                  -

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006                 -                   -            4,188             3,651                   -
                                         =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006


                                            JNL/Lazard           JNL/Lazard        JNL/MCM          JNL/MCM            JNL/MCM
                                             Mid Cap             Small Cap           25            Bond Index       Communications
                                         Value Portfolio      Value Portfolio   Portfolio (a)      Portfolio       Sector Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                    $ 47              $ 2,340              $ -              $ 17                 $ -
   Net realized gain (loss) on investments         (161)               2,253                -                 1                 (3)
   Net change in unrealized appreciation
      (depreciation) on investments                7,438               (891)                -                60                   5
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 7,324               3,702                -                78                   2
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                  (89,705)               (149)                -             (480)                (61)
   Transfers between portfolios                        -                   -                -                 -                   -
   Policyholder charges (Note 3)                       -                (10)                -              (16)                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        (89,705)               (159)                -             (496)                (61)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS           (82,381)               3,543                -             (418)                (59)

NET ASSETS BEGINNING OF PERIOD                   121,601              24,676                -             4,232                  59
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                        $ 39,220            $ 28,219              $ -           $ 3,814                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005             7,367               2,014                -               410                   5

      Units Issued                                     -                   -                -                 -                   -
      Units Redeemed                             (5,261)                (12)                -              (48)                 (5)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006             2,106               2,002                -               362                   -
                                         =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2006

                                                                  JNL/MCM
                                             JNL/MCM              Enhanced        JNL/MCM           JNL/MCM             JNL/MCM
                                         Consumer Brands       S&P 500 Stock   Financial Sector    Healthcare        International
                                         Sector Portfolio      Index Portfolio   Portfolio      Sector Portfolio    Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -                 $ -              $ -               $ -                $ 73
   Net realized gain on investments                    -                   -                6                 -                 183
   Net change in unrealized appreciation
      on investments                                   1                   -              (4)                 -                 943
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     1                   -                2                 -               1,199
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                       (58)                  -             (64)                 -                   -
   Transfers between portfolios                        -                   -                -                 -               (680)
   Policyholder charges (Note 3)                       -                   -                -                 -                (20)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             (58)                  -             (64)                 -               (700)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                (57)                  -             (62)                 -                 499

NET ASSETS BEGINNING OF PERIOD                        57                   -               62                 -               5,418
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -                 $ -              $ -               $ -             $ 5,917
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 5                   -                5                 -                 415

      Units Issued                                     -                   -                -                 -                   -
      Units Redeemed                                 (5)                   -              (5)                 -                (49)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006                 -                   -                -                 -                 366
                                         =================     =============    =============    ==============     ===============


                                             JNL/MCM             JNL/MCM          JNL/MCM           JNL/MCM             JNL/MCM
                                              JNL 5            JNL Optimized     Oil & Gas       S&P 400 MidCap         S&P 500
                                            Portfolio         5 Portfolio (a)  Sector Portfolio  Index Portfolio    Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                  $ (294)                 $ -          $ (143)              $ 75               $ (3)
   Net realized gain on investments                 142                    -            2,385             1,485                  96
   Net change in unrealized appreciation
      on investments                              3,761                    -            5,169               542                 488
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                3,609                    -            7,411             2,102                 581
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                             (1,297)                   -                -                 -                   -
   Surrenders and terminations                        -                    -          (1,664)             (616)               (561)
   Transfers between portfolios                  45,274                    -                -            31,269                   -
   Policyholder charges (Note 3)                      -                    -                -              (19)                (17)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FRO
   CONTRACT TRANSACTIONS                         43,977                    -          (1,664)            30,634               (578)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS            47,586                    -            5,747            32,736                   3

NET ASSETS BEGINNING OF PERIOD                    1,229                    -           40,209            18,363               4,694
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                       $ 48,815                  $ -         $ 45,956          $ 51,099             $ 4,697
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005               110                   -            2,156             1,474                 418

      Units Issued                                 3,750                   -                -             2,370                   -
      Units Redeemed                               (113)                   -             (85)              (49)                (49)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006             3,747                   -            2,071             3,795                 369
                                         =================     =============    =============    ==============     ===============


(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2006

                                             JNL/MCM              JNL/MCM          JNL/MCM                          JNL/Oppenheimer
                                         Select Small-Cap        Small Cap        Technology         JNL/MCM         Global Growth
                                          Portfolio (a)      Index Portfolio   Sector Portfolio   VIP Portfolio        Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -               $ 167           $ (56)               $ -             $ (449)
   Net realized gain (loss) on investments             -               1,887               20                 -               2,136
   Net change in unrealized appreciation
      (depreciation) on investments                    -                 210              408                 -               4,992
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     -               2,264              372                 -               6,679
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                 396
   Surrenders and terminations                         -               (765)             (66)                 -               (310)
   Transfers between portfolios                        -              30,686            6,040                 -              20,199
   Policyholder charges (Note 3)                       -                (18)                -                 -                (50)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               -              29,903            5,974                 -              20,235
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  -              32,167            6,346                 -              26,914

NET ASSETS BEGINNING OF PERIOD                         -               5,061               61                 -              33,031
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -            $ 37,228          $ 6,407               $ -            $ 59,945
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 -                 427                6                 -               2,335

      Units Issued                                     -               2,366              596                 -               1,378
      Units Redeemed                                   -                (79)             (17)                 -                (35)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006                 -               2,714              585                 -               3,678
                                         =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006

                                                                 JNL/PIMCO                        JNL/Putnam           JNL/Putnam
                                         JNL/Oppenheimer       Total Return       JNL/Putnam         Midcap           Value Equity
                                         Growth Portfolio     Bond Portfolio  Equity Portfolio  Growth Portfolio       Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -               $ 519          $ (197)               $ -           $ (3,001)
   Net realized gain (loss) on investment              -                  10             (38)                 -                 252
   Net change in unrealized appreciation
      (depreciation) on investments                    -                (67)            2,739                 -              25,303
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     -                 462            2,504                 -              22,554
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                         -                  21               11                 -                  69
   Transfers between portfolios                        -                   -           24,195                 -                   -
   Policyholder charges (Note 3)                       -                (30)             (17)                 -               (102)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FRO
   CONTRACT TRANSACTIONS                               -                 (9)           24,189                 -                (33)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  -                 453           26,693                 -              22,521

NET ASSETS BEGINNING OF PERIOD                         -              23,872            3,852                 -             198,757
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -            $ 24,325         $ 30,545               $ -           $ 221,278
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 -               1,978              480                 -              19,293

      Units Issued                                     -                   -            3,430                 -                   -
      Units Redeemed                                   -                 (1)            (513)                 -                 (3)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006                 -               1,977            3,397                 -              19,290
                                         =================     =============    =============    ==============     ===============


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2006

                                             JNL/S&P              JNL/S&P                           JNL/S&P            JNL/S&P
                                             Managed              Managed          JNL/S&P          Managed            Managed
                                            Aggressive          Conservative       Managed          Moderate        Moderate Growth
                                         Growth Portfolio        Portfolio     Growth Portfolio     Portfolio         Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                $ (1,670)                 $ -          $ (457)               $ -           $ (2,444)
   Net realized gain (loss) on investments        12,056                   -            4,407                 -              40,809
   Net change in unrealized appreciation
      on investments                              15,661                   -            7,522                 -              68,908
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                26,047                   -           11,472                 -             107,273
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                       325                   -               60                 -            (61,724)
   Transfers between portfolios                        -                   -                -                 -                   -
   Policyholder charges (Note 3)                   (444)                   -             (91)                 -               (107)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           (119)                   -             (31)                 -            (61,831)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS             25,928                   -           11,441                 -              45,442

NET ASSETS BEGINNING OF PERIOD                   188,112                   -           92,140                 -           1,031,815
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                       $ 214,040                 $ -        $ 103,581               $ -          $1,077,257
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005            15,863                   -            7,914                 -              90,564

      Units Issued                                     -                   -                -                 -                   -
      Units Redeemed                                 (9)                   -              (2)                 -             (5,002)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006            15,854                   -            7,912                 -              85,562
                                         =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006



                                              JNL/S&P             JNL/S&P          JNL/S&P          JNL/S&P            JNL/Select
                                          Retirement 2015      Retirement 2020 Retirement 2025  Retirement Income      Balanced
                                           Portfolio (a)        Portfolio (a)    Portfolio (a)   Portfolio (a)         Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -                 $ -              $ -               $ -               $ 773
   Net realized gain (loss) on investments             -                   -                -                 -                 431
   Net change in unrealized appreciation
      on investments                                   -                   -                -                 -               7,357
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     -                   -                -                 -               8,561
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                         -                   -                -                 -            (17,985)
   Transfers between portfolios                        -                   -                -                 -                   -
   Policyholder charges (Note 3)                       -                   -                -                 -               (179)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               -                   -                -                 -            (18,164)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  -                   -                -                 -             (9,603)

NET ASSETS BEGINNING OF PERIOD                         -                   -                -                 -              84,196
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -                 $ -              $ -               $ -            $ 74,593
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 -                   -                -                 -               7,461

      Units Issued                                     -                   -                -                 -                   -
      Units Redeemed                                   -                   -                -                 -             (1,557)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006                 -                   -                -                 -               5,904
                                         =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS JANUARY 17,2006


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2006

                                           JNL/Select           JNL/Select       JNL/Select        JNL/Select         JNL/T. Rowe
                                             Global              Large Cap      Money Market         Value        Price Established
                                        Growth Portfolio     Growth Portfolio    Portfolio         Portfolio       Growth Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -              $ (91)          $ 3,921               $ -             $ (408)
   Net realized gain (loss) on investments             -                  22                -                 -                 418
   Net change in unrealized appreciation
      on investments                                   -                 257                -                 -               4,486
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     -                 188            3,921                 -               4,496
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                         -                  14        (110,750)                 -               (159)
   Transfers between portfolios                        -                   -                -                 -                   -
   Policyholder charges (Note 3)                       -                (20)             (90)                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               -                 (6)        (110,840)                 -               (159)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  -                 182        (106,919)                 -               4,337

NET ASSETS BEGINNING OF PERIOD                         -               6,143          141,778                 -              37,556
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -             $ 6,325         $ 34,859               $ -            $ 41,893
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 -                 922           14,115                 -               3,283

      Units Issued                                     -                   -                -                 -                   -
      Units Redeemed                                   -                 (1)         (10,748)                 -                (13)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006                 -                 921            3,367                 -               3,270
                                         =================     =============    =============    ==============     ===============


                                                                                                                      JNL/Western
                                            JNL/T. Rowe         JNL/T. Rowe      JNL/Western     JNL/Western        U.S. Government
                                           Price Mid-Cap        Price Value      High Yield      Strategic             & Quality
                                         Growth Portfolio       Portfolio       Bond Portfolio   Bond Portfolio     Bond Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                  $ (253)              $ (27)              $ -         $ (1,161)                 $ -
   Net realized gain (loss) on investments         4,101               5,183                -           (2,169)                   -
   Net change in unrealized appreciation
      on investments                             (1,574)               7,259                -             5,702                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 2,274              12,415                -             2,372                   -
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                 408                   -                -                 -                   -
   Surrenders and terminations                   (7,452)               (308)                -                 -                   -
   Transfers between portfolios                        -              29,443                -          (47,672)                   -
   Policyholder charges (Note 3)                    (57)                   -                -              (90)                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         (7,101)              29,135                -          (47,762)                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS            (4,827)              41,550                -          (45,390)                   -

NET ASSETS BEGINNING OF PERIOD                    41,592              49,743                -           124,441                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                        $ 36,765            $ 91,293              $ -          $ 79,051                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005             3,030               4,212                -            10,719                   -

      Units Issued                                    29               2,437                -                 -                   -
      Units Redeemed                               (513)               (111)                -           (4,116)                   -

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006             2,546               6,538                -             6,603                   -
                                         =================     =============    =============    ==============     ===============


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                            JNL/AIM               JNL/AIM          JNL/AIM           JNL/               JNL/
                                           Large Cap            Real Estate       Small Cap      Alger Growth      Alliance Capital
                                        Growth Portfolio         Portfolio     Growth Portfolio    Portfolio       Growth Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment loss                           $ (375)                 $ -              $ -               $ -                 $ -
   Net realized gain (loss) on investments            20                   -                -                 -                   -
   Net change in unrealized appreciation
      on investments                               1,827                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 1,472                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                 396                   -                -                 -                   -
   Surrenders and terminations                         -                   -                -                 -                   -
   Transfers between portfolios                        -                   -                -                 -                   -
   Policyholder charges (Note 3)                     (9)                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             387                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS              1,859                   -                -                 -                   -

NET ASSETS BEGINNING OF PERIOD                    25,641                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                        $ 27,500                 $ -              $ -               $ -                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             2,083                   -                -                 -                   -

      Units Issued                                    33                   -                -                 -                   -
      Units Redeemed                                 (1)                   -                -                 -                   -
                                                                                                              -
                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005             2,115                   -                -                 -                   -
                                         =================     =============    =============    ==============     ===============


                                                                                                                      JNL/Franklin
                                               JNL/                 JNL/             JNL/           JNL/FMR            Templeton
                                           Eagle Core          Eagle SmallCap   FMR Balanced     Mid-Cap Equity        Small Cap
                                        Equity Portfolio       Equity Portfolio   Portfolio        Portfolio        Value Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment loss                           $ (297)              $ (68)              $ -               $ -                 $ -
   Net realized gain (loss) on investment            705                 100                -                 -                   -
   Net change in unrealized appreciation
      on investments                                 380                 301                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   788                 333                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -               4,595                -                 -                   -
   Surrenders and terminations                     (879)               (387)                -                 -                   -
   Transfers between portfolios                  (6,404)                 523                -                 -                   -
   Policyholder charges (Note 3)                    (13)                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FRO
   CONTRACT TRANSACTIONS                         (7,296)               4,731                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS            (6,508)               5,064                -                 -                   -

NET ASSETS BEGINNING OF PERIOD                   43,062                    -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                        $ 36,554             $ 5,064              $ -               $ -                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             4,007                   -                -                 -                   -

      Units Issued                                     -                 476                -                 -                   -
      Units Redeemed                               (667)                (35)                -                 -                   -

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005             3,340                 441                -                 -                   -
                                         =================     =============    =============    ==============     ===============

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                           JNL/Goldman         JNL/JPMorgan      JNL/JPMorgan      JNL/Lazard          JNL/Lazard
                                          Sachs Mid Cap        International     International       Mid Cap           Small Cap
                                         Value Portfolio      Equity Portfolio  Value Portfolio  Value Portfolio    Value Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -                $ 74          $ (320)           $ 9,535               $ 802
   Net realized gain (loss) on investments             -                  91              173             7,525               2,303
   Net change in unrealized appreciation
      (depreciation) on investments                    -               3,293            5,256           (8,198)             (1,714)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     -               3,458            5,109             8,862               1,391
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -           11,488            20,063               6,892
   Surrenders and terminations                         -                   -                -           (3,486)             (1,451)
   Transfers between portfolios                        -                   -                -               748             (7,072)
   Policyholder charges (Note 3)                       -                   -                -                 -                 (3)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               -                   -           11,488            17,325             (1,634)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  -               3,458           16,597            26,187               (243)

NET ASSETS BEGINNING OF PERIOD                         -              38,239           17,245            95,414              24,919
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -            $ 41,697         $ 33,842         $ 121,601            $ 24,676
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                 -               4,188            1,443             6,196               2,096

      Units Issued                                     -                   -              981             1,386                 656
      Units Redeemed                                   -                   -                -             (215)               (738)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005                 -               4,188            2,424             7,367               2,014
                                         =================     =============    =============    ==============     ===============


                                                                                                     JNL/MCM
                                            JNL/MCM               JNL/MCM          JNL/MCM          Enhanced            JNL/MCM
                                           Bond Index          Communications   Consumer Brands   S&P 500 Stock        Financial
                                           Portfolio           Sector Portfolio Sector Portfolio Index Portfolio   Sector Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                     $ 32                 $ 5              $ -               $ -                 $ -
   Net realized gain (loss) on investments            16                   -                2                 -                   2
   Net change in unrealized appreciation
      (depreciation) on investments                 (34)                 (5)              (1)                 -                   4
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    14                   -                1                 -                   6
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                     (648)               (152)            (152)                 -               (153)
   Transfers between portfolios                        -                 211              208                 -                 209
   Policyholder charges (Note 3)                     (5)                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           (653)                  59               56                 -                  56
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS              (639)                  59               57                 -                  62

NET ASSETS BEGINNING OF PERIOD                     4,871                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                         $ 4,232                $ 59             $ 57               $ -                $ 62
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004               474                   -                -                 -                   -

      Units Issued                                     -                  18               20                 -                  19
      Units Redeemed                                (64)                (13)             (15)                 -                (14)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005               410                   5                5                 -                   5
                                         =================     =============    =============    ==============     ===============


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                             JNL/MCM              JNL/MCM          JNL/MCM          JNL/MCM             JNL/MCM
                                           Healthcare          International        JNL 5          Oil & Gas        S&P 400 MidCap
                                         Sector Portfolio     Index Portfolio     Portfolio     Sector Portfolio    Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -                $ 43           $ (17)             $ 235              $ (12)
   Net realized gain (loss) on investments             -                 682               83               581                 691
   Net change in unrealized appreciation
      (depreciation) on investments                    -               (139)               92             9,213               1,502
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     -                 586              158            10,029               2,181
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -             8,575              11,489
   Surrenders and terminations                         -               (766)          (3,111)           (1,560)               (756)
   Transfers between portfolios                        -                   -            4,182              (34)                   -
   Policyholder charges (Note 3)                       -                 (7)                -                 -                 (6)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               -               (773)            1,071             6,981              10,727
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  -               (187)            1,229            17,010              12,908

NET ASSETS BEGINNING OF PERIOD                         -               5,605                -            23,199               5,455
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -             $ 5,418          $ 1,229          $ 40,209            $ 18,363
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                 -                 479                -             1,676                 483

      Units Issued                                     -                   -              413               568               1,056
      Units Redeemed                                   -                (64)            (303)              (88)                (65)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005                 -                 415              110             2,156               1,474
                                         =================     =============    =============    ==============     ===============


                                             JNL/MCM              JNL/MCM          JNL/MCM                          JNL/Oppenheimer
                                             S&P 500             Small Cap       Technology         JNL/MCM          Global Growth
                                          Index Portfolio     Index Portfolio  Sector Portfolio  VIP Portfolio         Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                   $ (18)                $ 10              $ -               $ -             $ (367)
   Net realized gain (loss) on investment           192                  239                1                 -                 213
   Net change in unrealized appreciation s
      (depreciation) on investments                 (45)               (118)                3                 -               4,273
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  129                  131                4                 -               4,119
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                 397
   Surrenders and terminations                     (701)             (1,110)            (152)                 -             (1,075)
   Transfers between portfolios                       -                  523              209                 -              11,761
   Policyholder charges (Note 3)                     (6)                 (6)                -                 -                (17)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FRO
   CONTRACT TRANSACTIONS                 M         (707)               (593)               57                 -              11,066
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS              (578)               (462)               61                 -              15,185

NET ASSETS BEGINNING OF PERIOD                     5,272               5,523                -                 -              17,846
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                         $ 4,694             $ 5,061             $ 61               $ -            $ 33,031
------------------------------------     =================     =============    =============    ==============     ===============




(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004               483                 478                -                 -               1,414

      Units Issued                                     -                  47               22                 -               1,071
      Units Redeemed                                (65)                (98)             (16)                 -               (150)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005               418                 427                6                 -               2,335
                                         =================     =============    =============    ==============     ===============

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                                                 JNL/PIMCO                         JNL/Putnam          JNL/Putnam
                                         JNL/Oppenheimer        Total Return      JNL/Putnam         Midcap           Value Equity
                                         Growth Portfolio      Bond Portfolio  Equity Portfolio  Growth Portfolio      Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -               $ 235           $ (27)               $ -             $ (856)
   Net realized gain (loss) on investments             -               1,193            (119)                 -                  57
   Net change in unrealized appreciation
      (depreciation) on investments                    -             (1,289)              404                 -               7,905
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     -                 139              258                 -               7,106
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -            11,487              22,973
   Surrenders and terminations                         -             (8,026)            (970)             (772)                   -
   Transfers between portfolios                        -            (23,113)                -          (10,715)                   -
   Policyholder charges (Note 3)                       -                (10)              (6)                 -                (34)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               -            (31,149)            (976)                 -              22,939
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  -            (31,010)            (718)                 -              30,045

NET ASSETS BEGINNING OF PERIOD                         -              54,882            4,570                 -             168,712
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -            $ 23,872          $ 3,852               $ -           $ 198,757
------------------------------------     =================     =============    =============    ==============     ===============



(1) Contract Unit Transactions
Units Outstanding at December 31, 2004                 -               4,584              610                 -              16,925

      Units Issued                                     -                   -                -                 -               2,371
      Units Redeemed                                   -             (2,606)            (130)                 -                 (3)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005                 -               1,978              480                 -              19,293
                                         =================     =============    =============    ==============     ===============


                                              JNL/S&P             JNL/S&P                           JNL/S&P             JNL/S&P
                                              Managed             Managed          JNL/S&P          Managed             Managed
                                             Aggressive        Conservative    Managed Growth       Moderate        Moderate Growth
                                         Growth Portfolio        Portfolio       Portfolio          Portfolio         Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                $ (1,255)                 $ -          $ (263)               $ -             $ (175)
   Net realized gain (loss) on investment          1,267                   -            3,176                 -              27,047
   Net change in unrealized appreciation
      (depreciation) on investments               12,224                   -            2,169                 -              27,983
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                12,236                   -            5,082                 -              54,855
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                   (6,051)                   -                -                 -           (168,118)
   Transfers between portfolios                     (43)                   -                -                 -             (7,100)
   Policyholder charges (Note 3)                   (148)                   -             (29)                 -                (36)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FRO
   CONTRACT TRANSACTIONS                         (6,242)                   -             (29)                 -           (175,254)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS              5,994                   -            5,053                 -           (120,399)

NET ASSETS BEGINNING OF PERIOD                   182,118                   -           87,087                 -           1,152,214
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                       $ 188,112                 $ -         $ 92,140               $ -          $1,031,815
------------------------------------     =================     =============    =============    ==============     ===============



(1) Contract Unit Transactions
Units Outstanding at December 31, 2004            16,414                   -            7,917                 -             106,019

      Units Issued                                   484                   -                -                 -                   -
      Units Redeemed                             (1,035)                   -              (3)                 -            (15,455)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005            15,863                   -            7,914                 -              90,564
                                         =================     =============    =============    ==============     ===============


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                           JNL/Select            JNL/Select      JNL/Select      JNL/Select            JNL/Select
                                            Balanced           Global Growth     Large Cap       Money Market             Value
                                           Portfolio             Portfolio     Growth Portfolio  Portfolio              Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                  $ 1,850                 $ -           $ (87)           $ 1,647                 $ -
   Net realized gain (loss) on investments         8,762                   -               17                 -                   -
   Net change in unrealized appreciation
      (depreciation) on investments              (7,219)                   -              256                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 3,393                   -              186             1,647                   -
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                   (7,728)                   -                -                 -                   -
   Transfers between portfolios                  (6,867)                   -                -                 -                   -
   Policyholder charges (Note 3)                    (60)                   -              (6)              (30)                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        (14,655)                   -              (6)              (30)                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS           (11,262)                   -              180             1,617                   -

NET ASSETS BEGINNING OF PERIOD                    95,458                   -            5,963           140,161                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                        $ 84,196                 $ -          $ 6,143         $ 141,778                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             8,775                   -              923            14,118                   -

      Units Issued                                     -                   -                -                 -                   -
      Units Redeemed                             (1,314)                   -              (1)               (3)                   -

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005             7,461                   -              922            14,115                   -
                                         =================     =============    =============    ==============     ===============


                                          JNL/T. Rowe           JNL/T. Rowe      JNL/T. Rowe      JNL/Western         JNL/Western
                                         Price Established     Price Mid-Cap     Price Value      High Yield           Strategic
                                         Growth Portfolio     Growth Portfolio    Portfolio      Bond Portfolio      Bond Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                  $ (420)             $ (348)            $ 289               $ -             $ 4,748
   Net realized gain (loss) on investment             24               2,942              954                 -               1,109
   Net change in unrealized appreciation
      (depreciation) on investments                3,350               1,636            2,277                 -             (4,566)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 2,954               4,230            3,520                 -               1,291
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                              34,461                 409           45,948                 -              68,923
   Surrenders and terminations                     (382)             (1,470)            (771)                 -                   -
   Transfers between portfolios                      523               9,622            1,046                 -              23,113
   Policyholder charges (Note 3)                       -                (19)                -                 -                (30)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FRO
   CONTRACT TRANSACTIONS                          34,602               8,542           46,223                 -              92,006
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS             37,556              12,772           49,743                 -              93,297

NET ASSETS BEGINNING OF PERIOD                         -              28,820                -                 -              31,144
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                        $ 37,556            $ 41,592         $ 49,743               $ -           $ 124,441
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                 -               2,360                -                 -               2,712

      Units Issued                                 3,319                 794            4,281                 -               8,010
      Units Redeemed                                (36)               (124)             (69)                 -                 (3)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005             3,283               3,030            4,212                 -              10,719
                                         =================     =============    =============    ==============     ===============


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                            JNL/Western
                                         U.S. Government
                                            & Quality
                                          Bond Portfolio
                                         -----------------
OPERATIONS
   Net investment income (loss)                     $ -
   Net realized gain (loss) on investments            -
   Net change in unrealized appreciation
      on investments                                  -
                                         ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    -
                                         -----------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                  -
   Surrenders and terminations                        -
   Transfers between portfolios                       -
   Policyholder charges (Note 3)                      -
                                         -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              -
                                         -----------------

NET INCREASE (DECREASE) IN NET ASSETS                 -

NET ASSETS BEGINNING OF PERIOD                        -
                                         -----------------

NET ASSETS END OF PERIOD                            $ -
------------------------------------     =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             -

      Units Issued                                 -
      Units Redeemed                               -

                                      ---------------
Units Outstanding at December 31, 2005             -
                                      ===============


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account II (the "Separate Account") on November 10, 1998. The Separate Account commenced operations on September 1, 2000, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained sixty
(60) Portfolios during 2006, each of which invests in the following mutual funds ("Funds"):

-----------------------------------------------------------------------------------------------------------------------------------
                                                        JNL SERIES TRUST
-----------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund                                                     JNL/Oppenheimer Growth Fund
JNL/AIM Real Estate Fund                                                          JNL/PIMCO Total Return Bond Fund
JNL/AIM Small Cap Growth Fund                                                     JNL/Putnam Equity Fund
JNL/Alger Growth Fund                                                             JNL/Putnam Midcap Growth Fund
JNL/Eagle Core Equity Fund                                                        JNL/Putnam Value Equity Fund
JNL/Eagle Small Cap Equity Fund                                                   JNL/S&P Managed Aggressive Growth Fund
JNL/FMR Balanced Fund                                                             JNL/S&P Managed Conservative Fund
JNL/FMR Mid-Cap Equity Fund                                                       JNL/S&P Managed Growth Fund
JNL/Franklin Templeton Income Fund                                                JNL/S&P Managed Moderate Fund
JNL/Franklin Templeton Small Cap Value Fund                                       JNL/S&P Managed Moderate Growth Fund
JNL/Goldman Sachs Mid Cap Value Fund                                              JNL/S&P Retirement 2015 Fund
JNL/Goldman Sachs Short Duration Bond Fund                                        JNL/S&P Retirement 2020 Fund
JNL/JPMorgan International Equity Fund                                            JNL/S&P Retirement 2025 Fund
JNL/JPMorgan International Value Fund                                             JNL/S&P Retirement Income Fund
JNL/Lazard Emerging Markets Fund                                                  JNL/Select Balanced Fund
JNL/Lazard Mid Cap Value Fund                                                     JNL/Select Global Growth Fund
JNL/Lazard Small Cap Value Fund                                                   JNL/Select Large Cap Growth Fund
JNL/MCM Bond Index Fund*                                                          JNL/Select Money Market Fund
JNL/MCM Enhanced S&P 500 Stock Index Fund*                                        JNL/Select Value Fund
JNL/MCM International Index Fund*                                                 JNL/T. Rowe Price Established Growth Fund
JNL/MCM S&P 400 MidCap Index Fund*                                                JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/MCM S&P 500 Index Fund*                                                       JNL/T. Rowe Price Value Fund
JNL/MCM Small Cap Index Fund*                                                     JNL/Western High Yield Bond Fund
JNL/Oppenheimer Global Growth Fund                                                JNL/Western Strategic Bond Fund
                                                                                  JNL/Western U.S. Government & Quality Bond Fund

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 - ORGANIZATION (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                    JNL VARIABLE FUND LLC
-----------------------------------------------------------------------------------------------------------------------------------

JNL/MCM 25 Fund*                                                                          JNL/MCM JNL 5 Fund*
JNL/MCM Communications Sector Fund*                                                       JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Consumer Brands Sector Fund*                                                      JNL/MCM Oil & Gas Sector Fund*
JNL/MCM Financial Sector Fund*                                                            JNL/MCM Select Small-Cap Fund*
JNL/MCM Healthcare Sector Fund*                                                           JNL/MCM Technology Sector Fund*
                                                                                          JNL/MCM VIP Fund*

*MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National Life Insurance Company, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2006, the following Funds changed names:

--------------------------------------------------------- ------------------------------------------------ -------------------
PRIOR PORTFOLIO NAME                                      CURRENT PORTFOLIO NAME                           EFFECTIVE DATE
--------------------------------------------------------- ------------------------------------------------ -------------------
--------------------------------------------------------- ------------------------------------------------ -------------------
JNL/FMR Capital Growth Fund                               JNL/FMR Mid-Cap Equity Fund                      May 1, 2006
--------------------------------------------------------- ------------------------------------------------ -------------------
--------------------------------------------------------- ------------------------------------------------ -------------------
JNL/Salomon Brothers High Yield Bond Fund                 JNL/Western High Yield Bond Fund                 May 1, 2006
--------------------------------------------------------- ------------------------------------------------ -------------------
--------------------------------------------------------- ------------------------------------------------ -------------------
JNL/Salomon Brothers Strategic Bond Fund                  JNL/Western Strategic Bond Fund                  May 1, 2006
--------------------------------------------------------- ------------------------------------------------ -------------------
--------------------------------------------------------- ------------------------------------------------ -------------------
JNL/Salomon Brothers U.S. Government & Quality Bond Fund  JNL/Western U.S. Government & Quality Bond Fund  May 1, 2006
--------------------------------------------------------- ------------------------------------------------ -------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NEW ACCOUNTING PRONOUNCEMENTS

     In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this
     Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. The Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account and remitted to Jackson National, to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT CHARGES

     CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2006 and 2005, contract maintenance charges were assessed in the amount of $1,440 and $480, respectively.

     TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios and between the portfolios and the general account in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended December 31, 2006 and 2005 there were no transfer fee charges assessed.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

ASSET-BASED CHARGES

     INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts and is assessed through the unit value calculation.

     Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state. New York does not currently impose a premium tax on annuity payments.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2006, purchases and proceeds from sales of investments are as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                        JNL SERIES TRUST
-----------------------------------------------------------------------------------------------------------------------------------
                                                     PROCEEDS                                                            PROCEEDS
                                       PURCHASES     FROM SALES                                               PURCHASES  FROM SALES
JNL/AIM Large Cap Growth Fund           $    403       $    430  JNL/Oppenheimer Global Growth Fund          $  22,294   $   1,241
JNL/AIM Real Estate Fund                   6,128            832  JNL/PIMCO Total Return Bond Fund                  883         367
JNL/Alger Growth Fund                     31,205            522  JNL/Putnam Equity Fund                         28,546       4,554
JNL/Eagle Core Equity Fund                     6          7,804  JNL/Putnam Value Equity Fund                       70       3,105
JNL/Eagle Small Cap Equity Fund              472            234  JNL/S&P Managed Aggressive Growth Fund         12,736       3,090
JNL/JPMorgan International Equity Fund       703            688  JNL/S&P Managed Growth Fund                     5,173       1,477
JNL/JPMorgan International Value Fund     22,443          2,018  JNL/S&P Managed Moderate Growth Fund           43,071      77,803
JNL/Lazard Mid Cap Value Fund              3,601         90,724  JNL/Select Balanced Fund                        2,294      19,276
JNL/Lazard Small Cap Value Fund            4,974            551  JNL/Select Large Cap Growth Fund                    -          97
JNL/MCM Bond Index Fund                       76            555  JNL/Select Money Market Fund                    5,976     112,880
JNL/MCM International Index Fund             181            784  JNL/T. Rowe Price Established Growth Fund         498         738
JNL/MCM S&P 400 MidCap Index Fund                                JNL/T. Rowe Price Mid-Cap Growth Fund
                                          33,328          1,220                                                  3,422       8,068
JNL/MCM S&P 500 Index Fund                    88            646  JNL/T. Rowe Price Value Fund                   36,578       2,498
JNL/MCM Small Cap Index Fund              33,276          1,410  JNL/Western Strategic Bond Fund                    62      48,984


JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                    JNL VARIABLE FUND LLC
-----------------------------------------------------------------------------------------------------------------------------------

                                                    PROCEEDS                                                     PROCEEDS
                                      PURCHASES     FROM SALES                                    PURCHASES      FROM SALES
JNL/MCM Communications Sector Fund        $     -        $    60  JNL/MCM JNL 5 Fund                 $  45,420       $  1,731
JNL/MCM Consumer Brands Sector Fund             -             59  JNL/MCM Oil & Gas Sector Fund          2,219          2,310
JNL/MCM Financial Sector Fund                   -             64  JNL/MCM Technology Sector Fund         6,108            178



JNLNY SEPARATE ACCOUNT II
Notes to Financial Statements (continued)

NOTE 5 - FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended December 31, 2006 of unit values, total returns and expense ratios for variable annuity contracts in addition to certain other portfolio data:

                                             JNL/AIM              JNL/AIM          JNL/AIM         JNL/Alger         JNL/Alliance
                                            Large Cap           Real Estate       Small Cap         Growth          Capital Growth
                                         Growth Portfolio      Portfolio (e)  Growth Portfolio    Portfolio (c)      Portfolio (d)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $13.814450          $12.399660        $13.078390       $12.226530                 n/a
   Net Assets (in thousands)                        $ 30                 $ 6               $ -             $ 32                 n/a
   Units Outstanding (in thousands)                    2                   1                 -                3                 n/a
   Total Return ****                               6.26%             23.40%*            12.79%            3.41%                 n/a
   Investment Income Ratio **                      0.02%               0.98%             0.00%            0.02%                 n/a
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $13.001025                 n/a        $11.595561       $11.823843          $ 6.223126
   Net Assets (in thousands)                        $ 28                 n/a               $ -              $ -                 $ -
   Units Outstanding (in thousands)                    2                 n/a                 -                -                   -
   Total Return ****                               5.64%                 n/a             6.81%           10.64%              -9.09%
   Investment Income Ratio **                      0.03%                 n/a             0.00%            0.00%               0.00%
   Ratio of Expenses ***                           1.50%                 n/a             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $12.306877                 n/a        $10.856199       $10.687049          $ 6.845527
   Net Assets (in thousands)                        $ 26                 n/a               $ -              $ -                 $ -
   Units Outstanding (in thousands)                    2                 n/a                 -                -                   -
   Total Return ****                               6.30%                 n/a             5.26%           6.87%*               4.73%
   Investment Income Ratio **                      0.00%                 n/a             0.00%            0.00%               0.00%
   Ratio of Expenses ***                           1.50%                 n/a             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $11.357882                 n/a        $10.313283              n/a          $ 6.536625
   Net Assets (in thousands)                         $ -                 n/a               $ -              n/a                $ 45
   Units Outstanding (in thousands)                    -                 n/a                 -              n/a                   7
   Total Return ****                             13.58%*                 n/a            36.37%              n/a              22.46%
   Investment Income Ratio **                      0.00%                 n/a             0.00%              n/a               0.00%
   Ratio of Expenses ***                           1.50%                 n/a             1.50%              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a        $ 7.562554              n/a          $ 5.337763
   Net Assets (in thousands)                         n/a                 n/a               $ -              n/a                 $ -
   Units Outstanding (in thousands)                  n/a                 n/a                 -              n/a                   -
   Total Return ****                                 n/a                 n/a           -24.37%              n/a             -32.06%
   Investment Income Ratio **                        n/a                 n/a             0.00%              n/a               0.00%
   Ratio of Expenses ***                             n/a                 n/a             1.50%              n/a               1.50%


                                                                                                                      JNL/Franklin
                                             JNL/Eagle           JNL/Eagle          JNL/FMR         JNL/FMR            Templeton
                                            Core Equity       SmallCap Equity      Balanced      Mid-Cap Equity          Income
                                           Portfolio (c)       Portfolio (c)     Portfolio (c)   Portfolio (c)        Portfolio (f)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $12.112680          $13.599600       $ 12.878400      $ 13.376350          $10.869730
   Net Assets (in thousands)                        $ 33                 $ 6               $ -              $ -                 $ -
   Units Outstanding (in thousands)                    3                   -                 -                -                   -
   Total Return ****                              10.68%              18.30%             9.14%           10.39%              8.70%*
   Investment Income Ratio **                      0.02%               0.00%             0.00%            0.00%               0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $10.943822          $11.495585       $ 11.799486      $ 12.117176                 n/a
   Net Assets (in thousands)                        $ 37                 $ 5               $ -              $ -                 n/a
   Units Outstanding (in thousands)                    3                   -                 -                -                 n/a
   Total Return ****                               1.84%               1.00%             8.45%            4.59%                 n/a
   Investment Income Ratio **                      0.77%               0.00%             0.00%            0.00%                 n/a
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.746156          $11.381974       $ 10.879741      $ 11.585839                 n/a
   Net Assets (in thousands)                        $ 43                 $ -               $ -              $ -                 n/a
   Units Outstanding (in thousands)                    4                   -                 -                -                 n/a
   Total Return ****                              7.46%*             13.82%*            8.80%*          15.86%*                 n/a
   Investment Income Ratio **                      0.85%               0.00%             0.00%            0.00%                 n/a
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                 n/a
   Total Return ****                                 n/a                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                 n/a
   Total Return ****                                 n/a                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a                 n/a


* TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

** THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

*** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

**** TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

(a) COMMENCEMENT OF OPERATIONS MAY 2, 2002.

(b) COMMENCEMENT OF OPERATIONS JUNE 27, 2003.

(c) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(d) FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH ACQUISITION APRIL 28, 2005. UNIT VALUES DISCLOSED ARE AS OF APRIL 28, 2005.

(e) COMMENCEMENT OF OPERATIONS MARCH 7, 2006.

(f) COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT II
Notes to Financial Statements (continued)

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)


                                          JNL/Franklin
                                           Templeton            JNL/Goldman    JNL/Goldman Sachs    JNL/Janus        JNL/JPMorgan
                                         Small Cap Value       Sachs Mid Cap    Short Duration   Growth & Income     International
                                           Portfolio          Value Portfolio  Bond Portfolio (d) (Portfolio (c)   Equity Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                        n/a                 n/a       $ 10.207970              n/a          $12.024960
   Net Assets (in thousands)                         n/a                 n/a               $ -              n/a                $ 50
   Units Outstanding (in thousands)                  n/a                 n/a                 -              n/a                   4
   Total Return ****                                 n/a                 n/a            2.08%*              n/a              20.77%
   Investment Income Ratio **                        n/a                 n/a             0.00%              n/a               1.53%
   Ratio of Expenses ***                             n/a                 n/a             1.50%              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a                 n/a               n/a              n/a          $ 9.957252
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                $ 42
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                   4
   Total Return ****                                 n/a                 n/a               n/a              n/a               9.04%
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a               1.69%
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                        n/a                 n/a               n/a       $ 7.792938          $ 9.131387
   Net Assets (in thousands)                         n/a                 n/a               n/a              $ -                $ 38
   Units Outstanding (in thousands)                  n/a                 n/a               n/a                -                   4
   Total Return ****                                 n/a                 n/a               n/a           -1.80%              14.61%
   Investment Income Ratio **                        n/a                 n/a               n/a            0.38%               1.25%
   Ratio of Expenses ***                             n/a                 n/a               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a               n/a       $ 7.935585          $ 7.967538
   Net Assets (in thousands)                         n/a                 n/a               n/a             $ 21                $ 38
   Units Outstanding (in thousands)                  n/a                 n/a               n/a                3                   5
   Total Return ****                                 n/a                 n/a               n/a           22.83%              26.61%
   Investment Income Ratio **                        n/a                 n/a               n/a            0.54%               1.72%
   Ratio of Expenses ***                             n/a                 n/a               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a               n/a       $ 6.460729          $ 6.292813
   Net Assets (in thousands)                         n/a                 n/a               n/a             $ 17                $ 30
   Units Outstanding (in thousands)                  n/a                 n/a               n/a                3                   5
   Total Return ****                                 n/a                 n/a               n/a          -22.90%             -21.76%
   Investment Income Ratio **                        n/a                 n/a               n/a            0.00%               0.61%
   Ratio of Expenses ***                             n/a                 n/a               n/a            1.50%               1.50%



                                            JNL/JPMorgan         JNL/Lazard       JNL/Lazard       JNL/Lazard            JNL/MCM
                                            International    Emerging Markets   Mid Cap Value    Small Cap Value            25
                                         Value Portfolio (b)   Portfolio (d)      Portfolio       Portfolio (a)       Portfolio (d)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $18.153170         $ 10.881240        $18.629900       $14.100170          $10.462560
   Net Assets (in thousands)                        $ 66                 $ -              $ 39             $ 28                 $ -
   Units Outstanding (in thousands)                    4                   -                 2                2                   -
   Total Return ****                              30.02%              8.81%*            12.86%           15.06%              4.63%*
   Investment Income Ratio **                      2.15%               0.00%             1.58%           10.40%               0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $13.961734                 n/a        $16.507090       $12.254247                 n/a
   Net Assets (in thousands)                        $ 34                 n/a          $ 122.00             $ 25                 n/a
   Units Outstanding (in thousands)                    2                 n/a                 7                2                 n/a
   Total Return ****                              16.81%                 n/a             7.19%            3.10%                 n/a
   Investment Income Ratio **                      0.40%                 n/a             9.95%            4.15%                 n/a
   Ratio of Expenses ***                           1.50%                 n/a             1.50%            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $11.953024                 n/a        $15.399553       $11.886360                 n/a
   Net Assets (in thousands)                        $ 17                 n/a              $ 95             $ 25                 n/a
   Units Outstanding (in thousands)                    1                 n/a                 6                2                 n/a
   Total Return ****                              20.71%                 n/a            22.86%           13.66%                 n/a
   Investment Income Ratio **                      1.19%                 n/a             0.38%            0.04%                 n/a
   Ratio of Expenses ***                           1.50%                 n/a             1.50%            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 9.902144                 n/a        $12.533913       $10.457559                 n/a
   Net Assets (in thousands)                         $ 4                 n/a            $ 8.00             $ 12                 n/a
   Units Outstanding (in thousands)                    -                 n/a                 1                1                 n/a
   Total Return ****                              37.36%                 n/a            26.97%           36.76%                 n/a
   Investment Income Ratio **                      0.77%                 n/a             0.21%            0.00%                 n/a
   Ratio of Expenses ***                           1.50%                 n/a             1.50%            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 7.208925                 n/a        $ 9.871414       $ 7.646380                 n/a
   Net Assets (in thousands)                         $ 3                 n/a               $ 6              $ 9                 n/a
   Units Outstanding (in thousands)                    1                 n/a                 1                1                 n/a
   Total Return ****                            -27.91%*                 n/a           -15.36%         -23.54%*                 n/a
   Investment Income Ratio **                      2.00%                 n/a             0.29%            0.00%                 n/a
   Ratio of Expenses ***                           1.50%                 n/a             1.50%            1.50%                 n/a



* TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

** THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

*** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

**** TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

(a) COMMENCEMENT OF OPERATIONS APRIL 1, 2002.

(b) COMMENCEMENT OF OPERATIONS APRIL 22, 2002.

(c) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION APRIL 30, 2004. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2004.

(d) COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT II
Notes to Financial Statements (continued)

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)


                                                                                                    JNL/MCM
                                              JNL/MCM             JNL/MCM           JNL/MCM       Enhanced S&P          JNL/MCM
                                               Bond           Communications    Consumer Brands    500 Stock           Financial
                                               Index              Sector            Sector           Index               Sector
                                           Portfolio (b)       Portfolio (a)     Portfolio (a)    Portfolio (b)       Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $10.532540          $16.583460       $ 11.943920      $ 12.988530          $14.073420
   Net Assets (in thousands)                         $ 4                 $ -               $ -              $ -                 $ -
   Units Outstanding (in thousands)                    -                   -                 -                -                   -
   Total Return ****                               2.11%              34.12%            11.77%           15.10%              16.94%
   Investment Income Ratio **                      1.91%               0.00%             0.00%            0.00%               0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $10.315207          $12.364689       $ 10.685770      $ 11.284178          $12.034994
   Net Assets (in thousands)                         $ 4                 $ -               $ -              $ -                 $ -
   Units Outstanding (in thousands)                    -                   -                 -                -                   -
   Total Return ****                               0.34%              -0.14%            -3.24%            2.70%               5.21%
   Investment Income Ratio **                      2.20%              10.30%             1.54%            0.00%               1.52%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.280378          $12.382215       $ 11.043573      $ 10.988048          $11.438994
   Net Assets (in thousands)                         $ 5                 $ -               $ -              $ -                 $ -
   Units Outstanding (in thousands)                    -                   -                 -                -                   -
   Total Return ****                              2.80%*              15.92%             8.45%           9.88%*              11.79%
   Investment Income Ratio **                      0.29%               0.00%             0.00%            0.00%               0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a          $10.681882       $ 10.183562              n/a          $10.232235
   Net Assets (in thousands)                         n/a                 $ -               $ -              n/a                 $ -
   Units Outstanding (in thousands)                  n/a                   -                 -              n/a                   -
   Total Return ****                                 n/a              6.82%*            1.84%*              n/a              2.32%*
   Investment Income Ratio **                        n/a               0.00%             0.00%              n/a               0.00%
   Ratio of Expenses ***                             n/a               1.50%             1.50%              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                 n/a
   Total Return ****                                 n/a                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a                 n/a



                                             JNL/MCM             JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM Oil &
                                         Healthcare Sector     International        JNL 5         Optimized 5            Sector
                                          Portfolio (a)      Index Portfolio (b) Portfolio (c)   Portfolio (d)        Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $11.560330          $16.167480        $13.024980       $10.726770         $ 22.195660
   Net Assets (in thousands)                         $ -                 $ 6              $ 49              $ -                $ 46
   Units Outstanding (in thousands)                    -                   -                 4                -                   2
   Total Return ****                               4.69%              23.72%            17.05%           7.27%*              19.00%
   Investment Income Ratio **                      0.00%               2.78%             0.33%            0.00%               1.16%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $11.042372          $13.068315        $11.127270              n/a         $ 18.652168
   Net Assets (in thousands)                         $ -                 $ 5               $ 1              n/a                $ 40
   Units Outstanding (in thousands)                    -                   -                 -              n/a                   2
   Total Return ****                               6.01%              11.63%           11.27%*              n/a              34.76%
   Investment Income Ratio **                      0.00%               2.29%             0.00%              n/a               2.18%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.416034          $11.706834               n/a              n/a         $ 13.841319
   Net Assets (in thousands)                         $ -                 $ 6               n/a              n/a                $ 23
   Units Outstanding (in thousands)                    -                   -               n/a              n/a                   2
   Total Return ****                               1.92%             17.07%*               n/a              n/a              31.35%
   Investment Income Ratio **                      0.00%               0.09%               n/a              n/a               0.00%
   Ratio of Expenses ***                           1.50%               1.50%               n/a              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $10.219941                 n/a               n/a              n/a         $ 10.537882
   Net Assets (in thousands)                         $ -                 n/a               n/a              n/a                 $ -
   Units Outstanding (in thousands)                    -                 n/a               n/a              n/a                   -
   Total Return ****                              2.20%*                 n/a               n/a              n/a              5.38%*
   Investment Income Ratio **                      0.00%                 n/a               n/a              n/a               0.00%
   Ratio of Expenses ***                           1.50%                 n/a               n/a              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                 n/a
   Total Return ****                                 n/a                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a                 n/a


* TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

** THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

*** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

**** TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

(a) COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(b) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(c) COMMENCEMENT OF OPERATIONS JANUARY 31, 2005.

(d) COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT II
Notes to Financial Statements (continued)

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)



                                             JNL/MCM              JNL/MCM          JNL/MCM        JNL/MCM Small        JNL/MCM
                                          S&P 400 MidCap       S&P 500 Index   Select Small-Cap    Cap Index      Technology Sector
                                       Index Portfolio (b)     Portfolio (b)    Portfolio (c)    Portfolio (c)       Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $13.465450          $12.728210        $ 9.874914       $13.719460          $10.935530
   Net Assets (in thousands)                        $ 51                 $ 5               $ -             $ 37                 $ 6
   Units Outstanding (in thousands)                    4                   -                 -                3                   1
   Total Return ****                               8.06%              13.37%           -1.25%*           15.74%               7.72%
   Investment Income Ratio **                      1.68%               1.43%             0.00%            2.13%               0.10%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $12.461169          $11.227204               n/a       $11.853417          $10.152082
   Net Assets (in thousands)                        $ 18                 $ 5               n/a              $ 5                 $ -
   Units Outstanding (in thousands)                    1                   -               n/a                -                   -
   Total Return ****                              10.32%               2.83%               n/a            2.68%               0.76%
   Investment Income Ratio **                      1.43%               1.14%               n/a            1.69%               1.21%
   Ratio of Expenses ***                           1.50%               1.50%               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $11.295477          $10.918599               n/a       $11.544514          $10.075688
   Net Assets (in thousands)                         $ 5                 $ 5               n/a              $ 6                 $ -
   Units Outstanding (in thousands)                    -                   -               n/a                -                   -
   Total Return ****                             12.95%*              9.19%*               n/a          15.45%*               0.37%
   Investment Income Ratio **                      0.01%               1.18%               n/a            0.00%               0.00%
   Ratio of Expenses ***                           1.50%               1.50%               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a               n/a              n/a          $10.039026
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                 $ -
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                   -
   Total Return ****                                 n/a                 n/a               n/a              n/a               0.39%
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a               0.00%
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                 n/a
   Total Return ****                                 n/a                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a                 n/a


                                                                    JNL/
                                                                Oppenheimer          JNL/         JNL/PIMCO
                                              JNL/MCM          Global Growth     Oppenheimer     Total Return          JNL/Putnam
                                          VIP Portfolio          Portfolio     Growth Portfolio  Bond Portfolio    Equity Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                        n/a          $16.296430        $ 9.770807       $12.299970          $ 8.989123
   Net Assets (in thousands)                         n/a                $ 60               $ -             $ 24                $ 31
   Units Outstanding (in thousands)                  n/a                   4                 -                2                   3
   Total Return ****                                 n/a              15.22%             3.33%            1.94%              12.06%
   Investment Income Ratio **                        n/a               0.57%             0.00%            3.67%               0.55%
   Ratio of Expenses ***                             n/a               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a          $14.143248        $ 9.455830       $12.066270          $ 8.021811
   Net Assets (in thousands)                         n/a                $ 33               $ -             $ 24                 $ 4
   Units Outstanding (in thousands)                  n/a                   2                 -                2                   -
   Total Return ****                                 n/a              12.05%             7.54%            0.79%               7.13%
   Investment Income Ratio **                        n/a               0.23%             0.00%            2.03%               0.78%
   Ratio of Expenses ***                             n/a            1104.24%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                        n/a          $12.622076        $ 8.792784       $11.971555          $ 7.487614
   Net Assets (in thousands)                         n/a                $ 18               $ -             $ 55                 $ 5
   Units Outstanding (in thousands)                  n/a                   1                 -                5                   1
   Total Return ****                                 n/a              16.18%             2.68%            2.89%              11.36%
   Investment Income Ratio **                        n/a               0.20%             0.00%            1.66%               0.33%
   Ratio of Expenses ***                             n/a               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a          $10.864024        $ 8.563684       $11.634908          $ 6.723913
   Net Assets (in thousands)                         n/a                 $ 1               $ -             $ 56                $ 15
   Units Outstanding (in thousands)                  n/a                   -                 -                5                   2
   Total Return ****                                 n/a              38.46%            16.03%            3.22%              25.33%
   Investment Income Ratio **                        n/a               0.00%             0.00%            1.31%               0.34%
   Ratio of Expenses ***                             n/a               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a          $ 7.846582        $ 7.380750       $11.271762          $ 5.364911
   Net Assets (in thousands)                         n/a                 $ 1               $ -             $ 70                $ 11
   Units Outstanding (in thousands)                  n/a                   -                 -                6                   2
   Total Return ****                                 n/a             -23.43%           -26.40%            7.22%             -25.23%
   Investment Income Ratio **                        n/a               0.00%             0.00%            0.02%               0.00%
   Ratio of Expenses ***                             n/a               1.50%             1.50%            1.50%               1.50%



* TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

** THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

*** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

**** TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

(a) COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003

(b) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(c) COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT II
Notes to Financial Statements (continued)

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)



                                           JNL/Putnam           JNL/Putnam    JNL/S&P Aggressive    JNL/S&P          JNL/S&P Equity
                                         Midcap Growth         Value Equity    Growth Portfolio Conservative Growth Growth Portfolio
                                           Portfolio            Portfolio          II (a)(c)     Portfolio II (c)      I (b)(d)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $ 9.069530          $11.471370               n/a              n/a                 n/a
   Net Assets (in thousands)                         $ -               $ 221               n/a              n/a                 n/a
   Units Outstanding (in thousands)                    -                  19               n/a              n/a                 n/a
   Total Return ****                               4.16%              11.35%               n/a              n/a                 n/a
   Investment Income Ratio **                      0.00%               0.03%               n/a              n/a                 n/a
   Ratio of Expenses ***                           1.50%               1.50%               n/a              n/a                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $ 8.707034          $10.302251               n/a              n/a                 n/a
   Net Assets (in thousands)                         $ -               $ 199               n/a              n/a                 n/a
   Units Outstanding (in thousands)                    -                  19               n/a              n/a                 n/a
   Total Return ****                              10.45%               3.35%               n/a              n/a                 n/a
   Investment Income Ratio **                      0.00%               1.05%               n/a              n/a                 n/a
   Ratio of Expenses ***                           1.50%               1.50%               n/a              n/a                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $ 7.883303          $ 9.968368        $ 9.518604       $ 8.874129          $10.193068
   Net Assets (in thousands)                         $ -               $ 169               $ -              $ -                 $ -
   Units Outstanding (in thousands)                    -                  17                 -                -                   -
   Total Return ****                              16.86%               8.12%            -0.23%           -0.21%              1.93%*
   Investment Income Ratio **                      0.00%               1.42%             0.65%            1.82%               0.10%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 6.746222          $ 9.219465        $ 9.540724       $ 8.892934                 n/a
   Net Assets (in thousands)                         $ 5               $ 165              $ 76            $ 811                 n/a
   Units Outstanding (in thousands)                    1                  18                 8               91                 n/a
   Total Return ****                              31.48%              22.70%            24.23%           18.92%                 n/a
   Investment Income Ratio **                      0.00%               1.22%             1.78%            1.97%                 n/a
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 5.131035          $ 7.513889        $ 7.679621       $ 7.478129                 n/a
   Net Assets (in thousands)                         $ 4               $ 134              $ 30            $ 753                 n/a
   Units Outstanding (in thousands)                    1                  18                 4              101                 n/a
   Total Return ****                             -30.38%             -21.06%          -23.20%*          -14.04%                 n/a
   Investment Income Ratio **                      0.00%               1.07%             2.83%            1.91%                 n/a
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%                 n/a


                                                                  JNL/S&P          JNL/S&P          JNL/S&P             JNL/S&P
                                            JNL/S&P               Managed          Managed          Managed             Managed
                                         Equity Growth       Aggressive Growth   Conservative       Growth              Moderate
                                         Portfolio II (c)      Portfolio (b)      Portfolio      Portfolio (b)          Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                        n/a          $13.501060               n/a       $13.091850                 n/a
   Net Assets (in thousands)                         n/a               $ 214               n/a            $ 104                 n/a
   Units Outstanding (in thousands)                  n/a                  16               n/a                8                 n/a
   Total Return ****                                 n/a              13.85%               n/a           12.45%                 n/a
   Investment Income Ratio **                        n/a               0.65%               n/a            1.02%                 n/a
   Ratio of Expenses ***                             n/a               1.50%               n/a            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a          $11.858646               n/a       $11.642288                 n/a
   Net Assets (in thousands)                         n/a               $ 188               n/a             $ 92                 n/a
   Units Outstanding (in thousands)                  n/a                  16               n/a                8                 n/a
   Total Return ****                                 n/a               6.87%               n/a            5.84%                 n/a
   Investment Income Ratio **                        n/a               0.80%               n/a            1.20%                 n/a
   Ratio of Expenses ***                             n/a               1.50%               n/a            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $ 9.094135          $11.096794               n/a       $10.999866                 n/a
   Net Assets (in thousands)                         $ -               $ 182               n/a             $ 87                 n/a
   Units Outstanding (in thousands)                    -                  16               n/a                8                 n/a
   Total Return ****                              -0.25%             10.97%*               n/a          10.00%*                 n/a
   Investment Income Ratio **                      0.17%               0.17%               n/a            0.99%                 n/a
   Ratio of Expenses ***                           1.50%               1.50%               n/a            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 9.116580                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                        $ 46                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                    5                 n/a               n/a              n/a                 n/a
   Total Return ****                              25.26%                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                      0.13%                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                           1.50%                 n/a               n/a              n/a                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 7.278034                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                        $ 51                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                    7                 n/a               n/a              n/a                 n/a
   Total Return ****                             -27.18%                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                      0.20%                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                           1.50%                 n/a               n/a              n/a                 n/a


* TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

** THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

*** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

**** TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

(a) COMMENCEMENT OF OPERATIONS JANUARY 4, 2002

(b) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(c) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION APRIL 30, 2004. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2004.

(d) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1, 2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

JNLNY SEPARATE ACCOUNT II
Notes to Financial Statements (continued)

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)


                                             JNL/S&P              JNL/S&P           JNL/S&P          JNL/S&P             JNL/S&P
                                             Managed             Retirement       Retirement       Retirement          Retirement
                                         Moderate Growth            2015             2020             2025               Income
                                          Portfolio (b)        Portfolio (e)     Portfolio (e)    Portfolio (e)       Portfolio (e)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $12.590260         $ 10.844690       $ 10.972860      $ 11.041870         $ 10.588360
   Net Assets (in thousands)                     $ 1,077                 $ -               $ -              $ -                 $ -
   Units Outstanding (in thousands)                   86                   -                 -                -                   -
   Total Return ****                              10.51%              8.45%*            9.73%*          10.42%*              5.88%*
   Investment Income Ratio **                      1.27%               0.00%             0.00%            0.00%               0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $11.393084                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                     $ 1,032                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                   91                 n/a               n/a              n/a                 n/a
   Total Return ****                               4.83%                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                      1.48%                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                           1.50%                 n/a               n/a              n/a                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.867864                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                     $ 1,152                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                  106                 n/a               n/a              n/a                 n/a
   Total Return ****                              8.68%*                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                      1.19%                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                           1.50%                 n/a               n/a              n/a                 n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                 n/a
   Total Return ****                                 n/a                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                 n/a
   Total Return ****                                 n/a                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a                 n/a


                                             JNL/S&P               JNL/S&P       JNL/Salomon
                                         Very Aggressive       Very Aggressive     Brothers        JNL/Select          JNL/Select
                                             Growth                Growth          Balanced         Balanced         Global Growth
                                        Portfolio I (b)(d)   Portfolio II (b)(c) Portfolio (d)    Portfolio (b)      Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                        n/a                 n/a               n/a       $12.635820         $ 11.237288
   Net Assets (in thousands)                         n/a                 n/a               n/a             $ 75                 $ -
   Units Outstanding (in thousands)                  n/a                 n/a               n/a                6                   -
   Total Return ****                                 n/a                 n/a               n/a           11.97%              11.62%
   Investment Income Ratio **                        n/a                 n/a               n/a            2.54%               0.00%
   Ratio of Expenses ***                             n/a                 n/a               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a                 n/a               n/a       $11.285278             $ 10.07
   Net Assets (in thousands)                         n/a                 n/a               n/a             $ 84                 $ -
   Units Outstanding (in thousands)                  n/a                 n/a               n/a                7                   -
   Total Return ****                                 n/a                 n/a               n/a            3.74%               0.40%
   Investment Income Ratio **                        n/a                 n/a               n/a            3.57%               0.00%
   Ratio of Expenses ***                             n/a                 n/a               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.217057          $ 9.790572        $10.816996       $10.878813         $ 10.026916
   Net Assets (in thousands)                         $ -                 $ -               $ -             $ 95                 $ -
   Units Outstanding (in thousands)                    -                   -                 -                9                   -
   Total Return ****                              2.17%*             -2.09%*             2.27%           8.79%*               9.70%
   Investment Income Ratio **                      0.02%               0.00%             3.50%            0.10%               0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a        $10.576763              n/a          $ 9.140161
   Net Assets (in thousands)                         n/a                 n/a              $ 89              n/a                 $ -
   Units Outstanding (in thousands)                  n/a                 n/a                 8              n/a                   -
   Total Return ****                                 n/a                 n/a            15.30%              n/a              22.12%
   Investment Income Ratio **                        n/a                 n/a             1.98%              n/a               0.00%
   Ratio of Expenses ***                             n/a                 n/a             1.50%              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a        $ 9.172871              n/a          $ 7.484388
   Net Assets (in thousands)                         n/a                 n/a              $ 92              n/a                 $ -
   Units Outstanding (in thousands)                  n/a                 n/a                10              n/a                   -
   Total Return ****                                 n/a                 n/a            -8.66%              n/a            -25.16%*
   Investment Income Ratio **                        n/a                 n/a             0.00%              n/a               0.00%
   Ratio of Expenses ***                             n/a                 n/a             1.50%              n/a               1.50%


* TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

** THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

*** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

**** TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

(a) COMMENCEMENT OF OPERATIONS JANUARY 16, 2002

(b) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(c) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION APRIL 30, 2004. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2004.

(d) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1, 2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(e) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.

JNLNY SEPARATE ACCOUNT II
Notes to Financial Statements (continued)

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)



                                            JNL/Select           JNL/Select       JNL/Select    JNL/T. Rowe Price     JNL/T. Rowe
                                             Large Cap          Money Market        Value      Established Growth    Price Mid-Cap
                                         Growth Portfolio        Portfolio        Portfolio      Portfolio (c)     Growth Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $ 6.863634          $10.339970               n/a       $12.811500         $ 14.440930
   Net Assets (in thousands)                         $ 6                $ 35               n/a             $ 42                $ 37
   Units Outstanding (in thousands)                    1                   3               n/a                3                   3
   Total Return ****                               3.05%               2.97%               n/a           12.01%               5.21%
   Investment Income Ratio **                      0.00%               4.41%               n/a            0.44%               0.82%
   Ratio of Expenses ***                           1.50%               1.50%               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $ 6.660430          $10.041958               n/a       $11.437992         $ 13.725926
   Net Assets (in thousands)                         $ 6               $ 142               n/a             $ 38                $ 42
   Units Outstanding (in thousands)                    1                  14               n/a                3                   3
   Total Return ****                               3.12%               1.18%               n/a            4.51%              12.40%
   Investment Income Ratio **                      0.00%               2.66%               n/a            0.21%               0.36%
   Ratio of Expenses ***                           1.50%               1.50%               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $ 6.459174          $ 9.924430               n/a       $10.943963         $ 12.211635
   Net Assets (in thousands)                         $ 6               $ 140               n/a              $ -                $ 29
   Units Outstanding (in thousands)                    1                  14               n/a                -                   2
   Total Return ****                              10.01%              -0.72%               n/a           9.44%*              16.28%
   Investment Income Ratio **                      0.00%               0.70%               n/a            0.00%               0.00%
   Ratio of Expenses ***                           1.50%               1.50%               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 5.871481          $ 9.996169               n/a              n/a         $ 10.502136
   Net Assets (in thousands)                        $ 10               $ 287               n/a              n/a                $ 11
   Units Outstanding (in thousands)                    2                  29               n/a              n/a                   1
   Total Return ****                              33.44%              -1.03%               n/a              n/a              36.54%
   Investment Income Ratio **                      0.00%               0.47%               n/a              n/a               0.00%
   Ratio of Expenses ***                           1.50%               1.50%               n/a              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 4.400109          $10.100480               n/a              n/a          $ 7.691858
   Net Assets (in thousands)                         $ 7               $ 292               n/a              n/a                 $ 8
   Units Outstanding (in thousands)                    2                  29               n/a              n/a                   1
   Total Return ****                             -30.80%              -0.44%               n/a              n/a             -23.09%
   Investment Income Ratio **                      0.00%               1.08%               n/a              n/a               0.00%
   Ratio of Expenses ***                           1.50%               1.50%               n/a              n/a               1.50%


                                                                                                  JNL/Western
                                            JNL/T. Rowe         JNL/Western      JNL/Western    U.S. Government
                                            Price Value       High Yield Bond   Strategic Bond     & Quality
                                           Portfolio (c)       Portfolio (a)    Portfolio (b)   Bond Portfolio (c)
                                         -----------------     -------------    -------------    --------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $13.962970          $12.430310        $11.973210      $10.610080
   Net Assets (in thousands)                        $ 91                 $ -              $ 79             $ -
   Units Outstanding (in thousands)                    7                   -                 7               -
   Total Return ****                              18.24%               8.87%             3.13%           1.72%
   Investment Income Ratio **                      1.45%               0.00%             0.08%           0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%           1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $11.809284          $11.417303        $11.609835      $10.430787
   Net Assets (in thousands)                        $ 50                 $ -             $ 124             $ -
   Units Outstanding (in thousands)                    4                   -                11               -
   Total Return ****                               4.57%               0.18%             1.10%           0.83%
   Investment Income Ratio **                      1.99%               0.00%             6.25%           0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%           1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $11.293156          $11.397306        $11.483868      $10.344456
   Net Assets (in thousands)                         $ -                 $ -              $ 31             $ -
   Units Outstanding (in thousands)                    -                   -                 3               -
   Total Return ****                             12.93%*               6.61%             5.32%          3.44%*
   Investment Income Ratio **                      0.00%               0.00%             4.53%           0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%           1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a          $10.690846        $10.903712             n/a
   Net Assets (in thousands)                         n/a                 $ -               $ -             n/a
   Units Outstanding (in thousands)                  n/a                   -                 -             n/a
   Total Return ****                                 n/a              6.91%*            9.04%*             n/a
   Investment Income Ratio **                        n/a               0.00%             0.00%             n/a
   Ratio of Expenses ***                             n/a               1.50%             1.50%             n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a               n/a             n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a             n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a             n/a
   Total Return ****                                 n/a                 n/a               n/a             n/a
   Investment Income Ratio **                        n/a                 n/a               n/a             n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a             n/a


* TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

** THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

*** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

**** TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

(a) COMMENCEMENT OF OPERATIONS SEPTEMBER 25, 2003

(b) COMMENCEMENT OF OPERATIONS FEBRUARY 28, 2003.

(c) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Jackson National Life Insurance Company and Contract Owners of JNLNY Separate Account II:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account II (Separate Account) as listed in Note 1 of the financial statements as of December 31, 2006, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2006 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts within JNLNY Separate Account II as listed in Note 1 of the financial statements as of December 31, 2006, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.



KPMG LLP



Chicago, Illinois
March 21, 2007

Jackson National Life Insurance

Company of New York



Financial Statements

December 31, 2006



JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

------------------------------------------------------------------




Report of Independent Registered Public Accounting Firm                                         1



Balance Sheets                                                                                  2



Income Statements                                                                               3



Statements of Stockholder's Equity and Comprehensive Income                                     4



Statements of Cash Flows                                                                        5



Notes to Financial Statements                                                                   6


KPMG Letterhead






             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance
   Company of New York:


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2006 and 2005, and the related income statements and statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2006 in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP



Chicago, Illinois
March 13, 2007

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS



BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE INFORMATION)


                                                                                                     DECEMBER 31,
ASSETS                                                                                          2006           2005
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Investments:
Cash and short-term investments                                                                 $ 10,594       $ 23,542
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2006, $1,433,452; 2005, $1,452,456)                          1,444,190      1,477,000
Equities (cost: 2006, $261; 2005, $285)                                                              298            310
Trading securities, at fair value (cost: 2006, $1,000; 2005, $0)                                   1,060              -
Policy loans                                                                                          53             46
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total investments                                                                              1,456,195      1,500,898

Accrued investment income                                                                         18,721         19,738
Deferred acquisition costs                                                                       128,772        109,106
Deferred sales inducements                                                                        15,660         14,536
Reinsurance recoverable                                                                            1,644          1,641
Income taxes receivable from Parent                                                                1,109          2,392
Receivable from Parent                                                                               141              -
Other assets                                                                                       3,657          2,660
Separate account assets                                                                        1,224,943        799,209
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total assets                                                                                 $ 2,850,842    $ 2,450,180
                                                                                            =============  =============
                                                                                            =============  =============

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                                          $ 21,435       $ 14,571
Deposits on investment contracts                                                               1,372,147      1,419,694
Securities lending payable                                                                         3,408         13,229
Deferred income taxes                                                                             12,082          8,992
Income taxes payable to Parent                                                                         -              -
Other liabilities                                                                                 13,234          8,257
Separate account liabilities                                                                   1,224,943        799,209
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total liabilities                                                                              2,647,249      2,263,952
                                                                                            -------------  -------------
                                                                                            -------------  -------------

STOCKHOLDER'S EQUITY
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding                                                                 2,000          2,000
Additional paid-in capital                                                                       141,000        141,000
Accumulated other comprehensive income, net of
tax of $1,698 in 2006 and $3,625 in 2005                                                           3,153          6,733
Retained earnings                                                                                 57,440         36,495
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total stockholder's equity                                                                       203,593        186,228
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total liabilities and stockholder's equity                                                   $ 2,850,842    $ 2,450,180
                                                                                            =============  =============


See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS

INCOME STATEMENTS
(IN THOUSANDS)

                                                                                 YEARS ENDED DECEMBER 31,
                                                                           2006          2005           2004
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
REVENUES
Premiums, net of reinsurance                                                 $ (580)       $ (375)         $ (30)
Net investment income                                                        87,093        86,710         85,323
Net realized gains (losses) on investments                                       81          (236)         4,378
Fee income                                                                   23,556        15,982          9,687
Other income                                                                    170           120            116
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Total revenues                                                              110,320       102,201         99,474
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------

BENEFITS AND EXPENSES
Policyholder benefits                                                         5,081         5,229          5,397
Interest credited on deposit liabilities                                     47,865        48,814         51,786
Decrease in reserves, net of reinsurance recoverables                          (147)       (1,587)          (914)
Commissions                                                                  31,722        24,932         23,903
General and administrative expenses                                           6,324         5,868          3,988
Taxes, licenses and fees                                                        762          (564)           683
Deferral of acquisition costs                                               (31,102)      (25,054)       (23,522)
Deferral of sales inducements                                                (3,994)       (4,179)        (4,680)
Amortization of deferred acquisition costs:
Attributable to operations                                                   18,384        19,180         14,896
Attributable to net realized gains (losses) on investments                       27           (81)         1,510
Amortization of deferred sales inducements:
Attributable to operations                                                    4,139         3,753          3,510
Attributable to net realized gains (losses) on investments                        5           (15)           295
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Total benefits and expenses                                                  79,066        76,296         76,852
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Pretax income                                                                31,254        25,905         22,622
Income tax expense                                                           10,309         9,066          7,918
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
NET INCOME                                                                 $ 20,945      $ 16,839       $ 14,704
                                                                        ============  ============  =============

See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS

STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

                                                                        YEARS ENDED DECEMBER 31,
                                                                 2006           2005         2004
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
COMMON STOCK
Beginning and end of year                                         $ 2,000        $ 2,000      $ 2,000
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

ADDITIONAL PAID-IN CAPITAL
Beginning and end of year                                         141,000        141,000      141,000
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                                   6,733         20,377       19,205
Net unrealized investment gains (losses), net of
       reclassification adjustment and net of tax                  (3,580)       (13,644)       1,172
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
End of year                                                         3,153          6,733       20,377
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

RETAINED EARNINGS
Beginning of year                                                  36,495         19,656        4,952
Net income                                                         20,945         16,839       14,704
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
End of year                                                        57,440         36,495       19,656
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

TOTAL STOCKHOLDER'S EQUITY                                       $203,593       $186,228     $183,033
                                                              ============  ============= ===========


                                                                              YEARS ENDED DECEMBER 31,
                                                                         2006         2005          2004
                                                                     ------------- ------------  ------------
                                                                     ------------- ------------  ------------

Net income                                                               $ 20,945     $ 16,839      $ 14,704
Net unrealized holding gains (losses) arising during
the period, net of tax of $(1,671) in 2006;
$(6,333) in 2005 and $2,318 in 2004                                        (3,105)     (11,761)        4,305
Reclassification adjustment for gains included
in net income, net of tax of $(256) in 2006;
$(1,014) in 2005 and $(1,687) in 2004                                        (475)      (1,883)       (3,133)
                                                                     ------------- ------------  ------------
                                                                     ------------- ------------  ------------

COMPREHENSIVE INCOME                                                     $ 17,365      $ 3,195      $ 15,876
                                                                     ============= ============  ============

See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

                                                                                     YEARS ENDED DECEMBER 31,
                                                                                2006           2005            2004
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                      $ 20,945       $ 16,839        $ 14,704
Adjustments to reconcile net income to
net cash provided by operating activities:
Net realized (gains) losses on investments                                           (81)           236          (4,378)
Unrealized gains on trading portfolio                                                (60)             -             (84)
Interest credited on deposit liabilities                                          47,865         48,814          51,786
Amortization of premium on investments                                             2,515          3,295           3,185
Deferred income tax provision                                                      5,018          5,214             637
Other charges                                                                        233           (713)            470
Change in:
Accrued investment income                                                          1,017            774            (601)
Deferred sales inducements and acquisition costs                                 (12,561)        (6,398)         (7,991)
Trading portfolio activity, net                                                   (1,000)         1,084            (860)
Income taxes (receivable) payable to Parent                                        1,283         (4,808)          2,388
Claims payable                                                                     4,741           (991)          3,743
Other assets and liabilities, net                                                  5,251            655          (2,676)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                         75,166         64,001          60,323
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

CASH FLOWS FROM INVESTING ACTIVITIES: Fixed maturities and equities available for sale:
Sales                                                                            143,627         57,079          80,100
Principal repayments, maturities, calls
and redemptions                                                                  111,799        114,753         117,453
Purchases                                                                       (238,834)      (188,266)       (266,312)
Other investing activities                                                        (9,828)          (597)         (6,130)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                                6,764        (17,031)        (74,889)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                                         451,770        348,025         327,922
Withdrawals                                                                     (234,139)      (162,209)       (112,642)
Net transfers to separate accounts                                              (312,509)      (250,512)       (198,055)
Capital contribution                                                                   -              -               -
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                              (94,878)       (64,696)         17,225
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
INVESTMENTS                                                                      (12,948)       (17,726)          2,659

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                                23,542         41,268          38,609
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                                    $ 10,594       $ 23,542        $ 41,268
                                                                             ============   ============   =============

See accompanying notes to financial statements.



               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "Jackson/NY") is wholly owned by Jackson National Life Insurance Company ("Jackson" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson/NY is licensed to sell group and individual annuity products (including immediate, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; and 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits.

     CHANGES IN ACCOUNTING PRINCIPLES
     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("FAS") No. 157, "Fair Value Measurements" ("FAS 157"), which establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement. FAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity's own credit risk. FAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs in situations where there is little or no market activity for the asset or liability. In addition, FAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. FAS 157 will be applied prospectively and is effective for fiscal years beginning after November 15, 2007. Retrospective application is required for certain financial instruments as a cumulative effect adjustment to the opening balance of retained earnings. Jackson/NY has not yet quantified the impact of adoption on the Company's financial statements.

     In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require additional disclosures and is effective for fiscal years beginning after December 15, 2006. Jackson /NY does not expect adoption to have a material impact on the Company's financial statements.

     In February 2006, the FASB issued Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement, effective for financial instruments acquired or issued after the beginning of an entity's first fiscal year after September 15, 2006, allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS No. 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 is not expected to have a material impact on the Company's financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquistion costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Jackson/NY does not expect adoption to have a material impact on the Company's financial statements.

     In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 did not have a material impact on the Company's financial statements.

     In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-01"). EITF 03-01 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the FASB issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, `The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-01 until the FASB has resolved certain implementation issues. On June 29, 2005, the FASB concluded that the current guidance included in EITF 03-01 was adequate and that further clarification was not necessary. Jackson/NY adopted the requirements of EITF 03-01 for the year ended December 31, 2004, with no material impact on the Company's financial statements.

     Effective January 1, 2004, Jackson/NY adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. The adoption of SOP 03-1 did not have a material impact on the Company's financial statements.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities are carried at fair value. Equities are reduced to estimated net realizable value for declines in fair value considered to be other-than-temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities, which consist of seed money that supports newly established variable funds, are carried at fair value with changes in value included in net investment income in the income statement. During 2006, 2005 and 2004, $60 thousand, nil and $84 thousand of investment income recognized relates to trading securities held at December 31, 2006, 2005 and 2004, respectively.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs and deferred sales inducements adjustments, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     EMBEDDED DERIVATIVES
     The Company offers a guaranteed minimum income benefit on certain of its variable annuity products. Beginning in 2003, the liability is ceded to an unaffiliated company. The structure of the reinsurance agreement creates an embedded derivative, as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $1.5 million, $(431) thousand and $349 thousand in 2006, 2005 and 2004, respectively, is included in decrease in reserves, net of reinsurance recoverables. The fair value of the embedded derivative of $1.5 million and $45 thousand at December 31, 2006 and 2005, respectively, is included in reserves for future policy benefits and claims payable.

     The Company offers a guaranteed minimum withdrawal benefit on certain of its variable annuity products. The structure of this guarantee creates an embedded derivative as defined by FAS 133. The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $2.0 million, $1.1 million and $591 thousand in 2006, 2005 and 2004, respectively, is included in decrease in reserves, net of reinsurance recoverables. The fair value of the embedded derivative of $3.6 million and $1.6 million at December 31, 2006 and 2005, respectively, is included in other assets.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $5.0 million and $11.9 million at December 31, 2006 and 2005, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $1.0 million and $2.3 million at December 31, 2006 and 2005, respectively, to reflect this adjustment.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with Jackson, Brooke Life and Life Insurance Company of Georgia (for the period May 19, 2005 through December 31, 2005). The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4% to 7%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder's account value.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $1,224.9 million and $799.2 million at December 31, 2006 and 2005, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.


3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required of the fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     SEPARATE ACCOUNT ASSETS:

     Separate account assets are carried at the fair value of the underlying securities.

     EMBEDDED DERIVATIVES:
     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. The net settlement is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $1.35 billion and $1.31 billion, respectively, at December 31, 2006 and $1.40 billion and $1.34 billion, respectively, at December 31, 2005.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The fair value approximated $1,160.2 million and $752.4 million at December 31, 2006 and 2005, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, asset-backed, utility and government bonds. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2006, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2006, the carrying value of investments rated by the Company's affiliated investment advisor totaled $8.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.


                                                                       PERCENT OF TOTAL
                                                                       FIXED MATURITIES
                  INVESTMENT RATING                                    DECEMBER 31, 2006
                                                                  ----------------------------
                                                                  ----------------------------
                  AAA                                                        15.8%
                  AA                                                          7.0%
                  A                                                          27.5%
                  BBB                                                        44.0%
                                                                  ----------------------------
                                                                  ----------------------------
                      Investment grade                                       94.3%
                                                                  ----------------------------
                                                                  ----------------------------
                  BB                                                          5.0%
                  B and below                                                 0.7%
                                                                  ----------------------------
                                                                  ----------------------------
                         Below investment grade                               5.7%
                                                                  ----------------------------
                      Total fixed maturities                                    100.0%
                                                                  ----------------------------



     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were nil and $17.4 thousand, respectively, at December 31, 2006. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2006 were nil and $17.4 thousand, respectively, and for the 12 months preceding December 31, 2005 were nil and $18.1 thousand, respectively.




4.    INVESTMENTS (CONTINUED)

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows
     (in thousands):

                                         COST OR         GROSS         GROSS
                                        AMORTIZED      UNREALIZED   UNREALIZED        FAIR
December 31, 2006                          COST          GAINS        LOSSES         VALUE
                                       -------------  ------------- ------------  -------------
                                       -------------  ------------- ------------  -------------
U.S. Treasury securities                      $ 509            $ -          $ 2          $ 507
Public utilities                            126,532          3,919          376        130,075
Corporate securities                        979,901         17,470       10,975        986,396
Asset-backed securities                     326,510          3,643        2,941        327,212
                                       -------------  ------------- ------------  -------------
                                       -------------  ------------- ------------  -------------
Total fixed maturities                  $ 1,433,452       $ 25,032     $ 14,294    $ 1,444,190
                                       =============  ============= ============  =============
                                       =============  ============= ============  =============

Equities                                      $ 261           $ 37          $ -          $ 298
                                       =============  ============= ============  =============

                                             COST OR         GROSS          GROSS
                                            AMORTIZED      UNREALIZED    UNREALIZED        FAIR
December 31, 2005                              COST          GAINS         LOSSES          VALUE
                                           -------------  -------------  ------------  --------------
                                           -------------  -------------  ------------  --------------
U.S. Treasury securities                          $ 511            $ 5           $ -           $ 516
Public utilities                                138,066          6,169           240         143,995
Corporate securities                          1,084,091         29,391         9,330       1,104,152
Asset-backed securities                         229,788          1,421         2,872         228,337
                                           -------------  -------------  ------------  --------------
                                           -------------  -------------  ------------  --------------
Total fixed maturities                      $ 1,452,456       $ 36,986      $ 12,442     $ 1,477,000
                                           =============  =============  ============  ==============
                                           =============  =============  ============  ==============

Equities                                          $ 285           $ 25           $ -           $ 310
                                           =============  =============  ============  ==============


     At December 31, 2006 and 2005, available for sale securities without a readily ascertainable market value having an amortized cost of $177.2 million and $196.1 million, respectively, had an estimated fair value of $174.9 million and $195.3 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2006, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                                          AMORTIZED      FAIR
                                                           COST         VALUE
                                                    -------------- --------------
                                                    -------------- --------------
Due in 1 year or less                                    $ 76,322       $ 76,351
Due after 1 year through 5 years                          422,754        431,534
Due after 5 years through 10 years                        555,831        557,986
Due after 10 years through 20 years                        47,571         46,351
Due after 20 years                                          4,464          4,756
Asset-backed securities                                   326,510        327,212
                                                    -------------- --------------
                                                    -------------- --------------
Total                                                 $ 1,433,452    $ 1,444,190
                                                    ============== ==============

     U.S. Treasury securities with a carrying value of $507 thousand and $516 thousand at December 31, 2006 and 2005, respectively, were on deposit with the State of New York as required by state insurance law.



4.    INVESTMENTS (CONTINUED)

     The fair value and the amount of gross unrealized losses in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):

                                                LESS THAN 12 MONTHS         12 MONTHS OR LONGER          TOTAL
                                            --------------------------  ---------------------------  --------------------------
                                            --------------------------  ---------------------------  --------------------------
                                               GROSS                       GROSS                        GROSS
                                             UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR
December 31, 2006                              LOSSES        VALUE         LOSSES         VALUE        LOSSES         VALUE
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
U.S. Treasury securities                             $ 2        $ 507            $ -           $ -           $ 2         $ 507
Public utilities                                     108       27,906            268         7,018           376        34,924
Corporate securities                               1,442      126,230          9,533       320,824        10,975       447,054
Asset-backed securities                              212       43,551          2,729       108,746         2,941       152,297
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
Subtotal - fixed maturities                        1,764      198,194         12,530       436,588        14,294       634,782
Equities                                               -            -              -             -             -             -
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
Total temporarily impaired
securities                                       $ 1,764    $ 198,194       $ 12,530     $ 436,588      $ 14,294     $ 634,782
                                            =============  ===========  =============  ============  ============  ============


                                               LESS THAN 12 MONTHS        12 MONTHS OR LONGER        TOTAL
                                            --------------------------  ------------------------  --------------------------
                                            --------------------------  ------------------------  --------------------------
                                               GROSS                       GROSS                     GROSS
                                             UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED       FAIR
December 31, 2005                              LOSSES        VALUE        LOSSES        VALUE        LOSSES        VALUE
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Public utilities                                   $ 162     $ 10,485          $ 78     $ 1,918          $ 240     $ 12,403
Corporate securities                               7,381      353,732         1,949      40,856          9,330      394,588
Asset-backed securities                            2,341      126,062           531      20,214          2,872      146,276
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Subtotal - fixed maturities                        9,884      490,279         2,558      62,988         12,442      553,267
Equities                                               -            -             -           -              -            -
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Total temporarily impaired
securities                                       $ 9,884    $ 490,279       $ 2,558    $ 62,988       $ 12,442    $ 553,267
                                            ============= ============  ============  ==========  =============  ===========


     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below the amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in value and the Company's ability and intent to hold a security to recovery in value or of contractual cash flows. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the income statement.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming, or potential problem securities, are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding


4.    INVESTMENTS (CONTINUED)

     underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g. minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to the recognition of impairment losses affected other investments, such investments were reviewed for other-than-temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of
     Interest Income and Impairment on Purchased and Retained Beneficial
     Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its other than high quality structured securities, including certain asset-backed securities and collateralized debt obligations, are other-than-temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received on a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity and realize a loss.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2006, 79.0% were investment grade, 4.0% were below investment grade and 17.0% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 29.4% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2006, the industries representing the larger unrealized losses included manufacturing (12.6% of fixed maturities gross unrealized losses) and construction materials (11.9%). The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2006.




4.    INVESTMENTS (CONTINUED)

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2006 were as follows (in thousands):

Less than one year                                     $ 90
One to five years                                     2,438
Five to ten years                                     7,406
More than ten years                                   1,419
Asset-backed securities                               2,941
                                                ------------
                                                ------------
Total gross unrealized losses                      $ 14,294
                                                ============


     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2006 and 2005, the estimated fair value of loaned securities was $3.3 million and $12.9 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.
     Cash collateral received, in the amount of $3.4 million and $13.2 million at December 31, 2006 and 2005, respectively, was invested by the agent bank and included in cash and short-term investments. A securities lending payable is included in liabilities for cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2006, 2005 and 2004 is related to earnings on short-term investments, fixed maturity securities, equities and trading securities. Investment expenses totaled $740 thousand, $579 thousand and $515 thousand in 2006, 2005 and 2004, respectively.

      Net realized  investment gains (losses) on investments were as follows
     (in thousands):

                                                YEARS ENDED DECEMBER 31,
                                           2006           2005          2004
                                        ------------  -------------  ------------
                                        ------------  -------------  ------------
Sales of fixed maturities:
Gross gains                              $      2,949  $      1,828   $    5,322
Gross losses                                 (2,873)        (1,906)       (1,594)
Sales of equities:
Gross gains                                       5              -           901
Impairment losses                                 -           (158)         (251)
                                        ------------  -------------  ------------
                                        ------------  -------------  ------------
Total                                          $ 81         $ (236)      $ 4,378
                                        ============  =============  ============

6.   REINSURANCE

     The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $500 thousand. Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.


6.   REINSURANCE (CONTINUED)
     The effect of reinsurance on premiums was as follows (in thousands):

                                                         YEARS ENDED DECEMBER 31,
                                                  2006          2005           2004
                                               ------------  ------------  -------------
                                               ------------  ------------  -------------
Direct premiums                                      $ 723         $ 637          $ 619
Less reinsurance ceded:
Life                                                  (636)         (518)          (473)
Guaranteed annuity benefits                           (667)         (494)          (176)
                                               ------------  ------------  -------------
                                               ------------  ------------  -------------
Net premiums                                        $ (580)       $ (375)         $ (30)
                                               ============  ============  =============

     Components of the reinsurance recoverable asset were as follows (in thousands):

                                            DECEMBER 31,
                                        2006            2005
                                     ------------   -------------
                                     ------------   -------------
Ceded reserves                           $ 1,635         $ 1,406
Ceded claims liability                         -             225
Ceded other                                    9              10
                                     ------------   -------------
                                     ------------   -------------
Total                                    $ 1,644         $ 1,641
                                     ============   =============

7.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows
     (in thousands):

                                             YEARS ENDED DECEMBER 31,
                                        2006          2005          2004
                                    -------------  ------------  ------------
                                    -------------  ------------  ------------
Current tax expense                      $ 5,291       $ 3,852       $ 7,281
Deferred tax expense                       5,018         5,214           637
                                    -------------  ------------  ------------
                                    -------------  ------------  ------------

Income tax expense                      $ 10,309       $ 9,066       $ 7,918
                                    =============  ============  ============


     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2006, 2005 and 2004 as follows (in thousands):

                                                            YEARS ENDED DECEMBER 31,
                                                      2006          2005           2004
                                                  -------------  ------------  -------------
                                                  -------------  ------------  -------------
Income taxes at statutory rate                        $ 10,939       $ 9,067        $ 7,918
Dividends received deduction                              (630)            -              -
Other                                                        -            (1)             -
                                                  -------------  ------------  -------------
                                                  -------------  ------------  -------------
Provision for federal income taxes                    $ 10,309       $ 9,066        $ 7,918
                                                  =============  ============  =============
                                                  =============  ============  =============

Effective tax rate                                       33.0%         35.0%          35.0%
                                                  =============  ============  =============

     Federal income taxes of $4.0 million, $6.2 million and $4.9 million were paid to Jackson in 2006, 2005 and 2004, respectively.


7.   FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                              DECEMBER 31,
                                                                          2006            2005
                                                                       ------------   -------------
                                                                       ------------   -------------
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                 $ 36,261        $ 36,208
Investments                                                                     98              95
Other, net                                                                     858             555
                                                                       ------------   -------------
                                                                       ------------   -------------
Total gross deferred tax asset                                              37,217          36,858
                                                                       ------------   -------------
                                                                       ------------   -------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                           (45,507)        (37,251)
Net unrealized gains on available for sale securities                       (3,792)         (8,599)
Other, net
                                                                       ------------   -------------
                                                                       ------------   -------------
Total gross deferred tax liability                                         (49,299)        (45,850)
                                                                       ------------   -------------
                                                                       ------------   -------------

NET DEFERRED TAX LIABILITY                                              $   (12,082)   $     (8,992)
                                                                       ============   =============


     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the gross deferred tax asset.

     At December 31, 2006, the Company had no federal tax capital loss carryforwards available for future use.

8.   CONTINGENCIES

     The Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to Jackson in 2006, 2005 or 2004.

     Statutory capital and surplus of the Company, as reported in its Annual
     Statement, was $134.6 million and $132.4 million at December 31, 2006 and 2005, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $3.4 million, $11.9 million, and $14.8 million in 2006, 2005 and 2004, respectively.

10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $22 thousand, $23 thousand, and $22 thousand in 2006, 2005 and 2004, respectively. The future lease obligations at December 31, 2006 relating to this lease are immaterial.




11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $517 thousand, $522 thousand and $510 thousand to PPM for investment advisory services during 2006, 2005 and 2004, respectively.

     The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $4.2 million, $3.9 million and $2.9 million in 2006, 2005 and 2004, respectively.

12.  BENEFIT PLANS

     The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its parent. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed this 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $100 thousand, $49 thousand and $36 thousand in 2006, 2005 and 2004, respectively.

     The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2006 and 2005, Jackson's liability for the Company's portion of such plans totaled $1,879 thousand and $1,437 thousand, respectively. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, totaled nil, $33 thousand and nil in 2006, 2005 and 2004, respectively.


                            JNLNY Separate Account II


                       [GRAPHIC OMITTED][GRAPHIC OMITTED]





                              Financial Statements

                                December 31, 2006

JNLNY SEPARATE ACCOUNT II
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                              JNL/AIM             JNL/AIM          JNL/AIM           JNL/                JNL/
                                             Large Cap          Real Estate       Small Cap       Alger Growth        Eagle Core
                                         Growth Portfolio        Portfolio    Growth Portfolio     Portfolio       Equity Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                       $ 29,625             $ 6,441              $ -          $ 32,083            $ 32,556
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          1                   -                -                 1                   1
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                      29,626               6,441                -            32,084              32,557
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      1                   -                -                 1                   1
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      1                   -                -                 1                   1
                                         -----------------     -------------    -------------    --------------     ---------------
NET ASSETS (NOTE 5)                             $ 29,625             $ 6,441              $ -          $ 32,083            $ 32,556
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                             2,196                 408                -             1,758               1,891
       INVESTMENTS AT COST                      $ 24,428             $ 5,371              $ -          $ 30,690            $ 26,488


                                                                                                  JNL/Franklin        JNL/Franklin
                                             JNL/                   JNL/           JNL/FMR         Templeton           Templeton
                                         Eagle SmallCap         FMR Balanced   Mid-Cap Equity        Income            Small Cap
                                         Equity Portfolio         Portfolio       Portfolio        Portfolio        Value Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                        $ 5,817                 $ -              $ -               $ -                 $ -
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          -                   -                -                 -                   -
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                       5,817                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET ASSETS (NOTE 5)                              $ 5,817                 $ -              $ -               $ -                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                               262                   -                -                 -                   -
       INVESTMENTS AT COST                       $ 5,028                 $ -              $ -               $ -                 $ -


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                                                JNL/Goldman
                                           JNL/Goldman          Sachs Short     JNL/JPMorgan     JNL/JPMorgan         JNL/Lazard
                                           Sachs Mid Cap        Duration        International    International      Emerging Markets
                                          Value Portfolio       Bond Portfolio  Equity Portfolio Value Portfolio      Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                            $ -                 $ -         $ 50,356          $ 66,279                 $ -
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          -                   -                2                 3                   -
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                           -                   -           50,358            66,282                   -
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      -                   -                2                 3                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      -                   -                2                 3                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET ASSETS (NOTE 5)                                  $ -                 $ -         $ 50,356          $ 66,279                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                                 -                   -            3,463             4,727                   -
       INVESTMENTS AT COST                           $ -                 $ -         $ 32,982          $ 47,017                 $ -


                                             JNL/Lazard         JNL/Lazard         JNL/MCM          JNL/MCM             JNL/MCM
                                               Mid Cap          Small Cap            25            Bond Index        Communications
                                           Value Portfolio    Value Portfolio     Portfolio        Portfolio       Sector Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                       $ 39,220            $ 28,219              $ -           $ 3,814                 $ -
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          2                   1                -                 -                   -
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                      39,222              28,220                -             3,814                   -
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      2                   1                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      2                   1                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET ASSETS (NOTE 5)                             $ 39,220            $ 28,219              $ -           $ 3,814                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                             2,785               2,300                -               349                   -
       INVESTMENTS AT COST                      $ 40,205            $ 30,190              $ -           $ 3,771                 $ -



                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                                                  JNL/MCM
                                             JNL/MCM              Enhanced         JNL/MCM          JNL/MCM             JNL/MCM
                                         Consumer Brands       S&P 500 Stock      Financial        Healthcare        International
                                         Sector Portfolio      Index Portfolio Sector Portfolio Sector Portfolio    Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at Value (a)                            $ -                 $ -              $ -               $ -             $ 5,917
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          -                   -                -                 -                   -
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                           -                   -                -                 -               5,917
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET ASSETS (NOTE 5)                                  $ -                 $ -              $ -               $ -             $ 5,917
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                                 -                   -                -                 -                 358
       INVESTMENTS AT COST                           $ -                 $ -              $ -               $ -             $ 4,352


                                            JNL/MCM               JNL/MCM          JNL/MCM          JNL/MCM             JNL/MCM
                                             JNL 5             JNL Optimized      Oil & Gas      S&P 400 MidCap         S&P 500
                                           Portfolio            5 Portfolio   Sector Portfolio  Index Portfolio     Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at Value (a)                       $ 48,815                 $ -         $ 45,956          $ 51,099             $ 4,697
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          2                   -                2                 2                   -
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                      48,817                   -           45,958            51,101               4,697
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      2                   -                2                 2                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      2                   -                2                 2                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET ASSETS (NOTE 5)                             $ 48,815                 $ -         $ 45,956          $ 51,099             $ 4,697
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                             3,411                   -            1,585             3,416                 389
       INVESTMENTS AT COST                      $ 44,962                 $ -         $ 31,069          $ 48,439             $ 3,903



                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                             JNL/MCM              JNL/MCM          JNL/MCM                          JNL/Oppenheimer
                                        Select Small-Cap         Small Cap       Technology          JNL/MCM         Global Growth
                                            Portfolio         Index Portfolio  Sector Portfolio   VIP Portfolio        Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                            $ -            $ 37,228          $ 6,407               $ -            $ 59,945
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          -                   2                -                 -                   2
   Sub-account units sold                                                  -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                           -              37,230            6,407                 -              59,947
                                         -----------------     -------------    -------------    --------------     ---------------

Liabilities
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      -                   2                -                 -                   2
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      -                   2                -                 -                   2
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 5)                                  $ -            $ 37,228          $ 6,407               $ -            $ 59,945
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                                 -               2,517              937                 -               3,931
       INVESTMENTS AT COST                           $ -            $ 36,463          $ 5,996               $ -            $ 48,176


                                                                  JNL/PIMCO                        JNL/Putnam         JNL/Putnam
                                         JNL/Oppenheimer       Total Return       JNL/Putnam      Midcap Growth      Value Equity
                                         Growth Portfolio      Bond Portfolio   Equity Portfolio   Portfolio           Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                            $ -            $ 24,325         $ 30,545               $ -           $ 221,278
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          -                   1                1                 -                   9
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                           -              24,326           30,546                 -             221,287
                                         -----------------     -------------    -------------    --------------     ---------------

Liabilities
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      -                   1                1                 -                   9
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      -                   1                1                 -                   9
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 5)                                  $ -            $ 24,325         $ 30,545               $ -           $ 221,278
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                                 -               2,086            1,344                 -              10,826
       INVESTMENTS AT COST                           $ -            $ 24,359         $ 27,954               $ -           $ 187,357


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                              JNL/S&P              JNL/S&P                          JNL/S&P             JNL/S&P
                                              Managed              Managed          JNL/S&P         Managed             Managed
                                             Aggressive         Conservative        Managed         Moderate        Moderate Growth
                                           Growth Portfolio      Portfolio     Growth Portfolio    Portfolio            Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                      $ 214,040                 $ -        $ 103,581               $ -         $ 1,077,257
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          9                   -                4                                    44
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                     214,049                   -          103,585                 -           1,077,301
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                                              -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      9                   -                4                 -                  44
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      9                   -                4                 -                  44
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 5)                            $ 214,040                 $ -        $ 103,581               $ -         $ 1,077,257
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                            15,387                   -            7,605                 -              82,359
       INVESTMENTS AT COST                     $ 170,019                 $ -         $ 86,525               $ -           $ 916,861


                                             JNL/S&P              JNL/S&P          JNL/S&P          JNL/S&P           JNL/Select
                                            Retirement           Retirement       Retirement       Retirement          Balanced
                                         2015 Portfolio        2020 Portfolio   2025 Portfolio  Income Portfolio       Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                            $ -                 $ -              $ -               $ -            $ 74,593
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          -                   -                -                 -                   3
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                           -                   -                -                 -              74,596
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      -                   -                -                 -                   3
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      -                   -                -                 -                   3
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 5)                                  $ -                 $ -              $ -               $ -            $ 74,593
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                                 -                   -                -                 -               4,299
       INVESTMENTS AT COST                           $ -                 $ -              $ -               $ -            $ 70,356



                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                            JNL/Select           JNL/Select       JNL/Select       JNL/Select     JNL/T. Rowe Price
                                              Global              Large Cap      Money Market        Value            Established
                                        Growth Portfolio       Growth Portfolio   Portfolio        Portfolio       Growth Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                            $ -             $ 6,325         $ 34,859               $ -            $ 41,893
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          -                   -                1                 -                   2
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                           -               6,325           34,860                 -              41,895
                                         -----------------     -------------    -------------    --------------     ---------------

Liabilities
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      -                   -                1                 -                   2
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      -                   -                1                 -                   2
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 5)                                  $ -             $ 6,325         $ 34,859               $ -            $ 41,893
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                                 -                 293           34,859                 -               1,918
       INVESTMENTS AT COST                           $ -             $ 4,714         $ 34,859               $ -            $ 34,057

                                                                                                                      JNL/Western
                                          JNL/T. Rowe           JNL/T. Rowe      JNL/Western      JNL/Western       U.S. Government
                                         Price Mid-Cap          Price Value      High Yield         Strategic          & Quality
                                        Growth Portfolio         Portfolio      Bond Portfolio   Bond Portfolio     Bond Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                       $ 36,765            $ 91,293              $ -          $ 79,051                 $ -
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          2                   4                3                 -                   -
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                      36,767              91,297                3            79,051                   -
                                         -----------------     -------------    -------------    --------------     ---------------
Liabilities
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -                   -                -                 -                   -
   Insurance fees due to Jackson National
      of New York                                      2                   4                3                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      2                   4                3                 -                  -
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 5)                             $ 36,765            $ 91,293              $ -          $ 79,051                $ -
------------------------------------     =================     =============    =============    ==============     ===============


(a)  INVESTMENT SHARES                             1,265               5,845                -             6,821                  -
       INVESTMENTS AT COST                      $ 33,432            $ 81,757              $ -          $ 79,011                $ -


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Operations
DECEMBER 31, 2006

                                             JNL/AIM              JNL/AIM          JNL/AIM            JNL/                JNL/
                                            Large Cap           Real Estate       Small Cap       Alger Growth        Eagle Core
                                        Growth Portfolio         Portfolio     Growth Portfolio     Portfolio      Equity Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ 7                $ 51              $ -               $ 5                 $ 6
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                        421                  63                -               304                 502
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                       421                  63                -               304                 502
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT (LOSS)                              (414)                (12)                -             (299)               (496)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies             -                  11                -                 -                   -
   Investments                                        58                  76                -                 6                 880
Net change in unrealized appreciation
   on investments                                  2,096               1,070                -             1,393               2,920
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                   2,154               1,157                -             1,399               3,800
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 1,740             $ 1,145              $ -           $ 1,100             $ 3,304
------------------------------------     =================     =============    =============    ==============     ===============


                                                                                                  JNL/Franklin        JNL/Franklin
                                                JNL/                JNL/           JNL/FMR         Templeton            Templeton
                                           Eagle SmallCap      FMR Balanced    Mid-Cap Equity        Income             Small Cap
                                          Equity Portfolio       Portfolio        Portfolio       Portfolio (a)     Value Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -                 $ -              $ -               $ -                 $ -
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                         81                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                        81                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT (LOSS)                               (81)                  -                 -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companie            472                   -                -                 -                   -
   Investments                                        27                   -                -                 -                   -
Net change in unrealized appreciation
   on investments                                    488                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                     987                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $ 906                 $ -              $ -               $ -                 $ -
------------------------------------     =================     =============    =============    ==============     ===============


(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Operations
DECEMBER 31, 2006

                                                               JNL/Goldman
                                           JNL/Goldman         Sachs Short      JNL/JPMorgan     JNL/JPMorgan       JNL/Lazard
                                           Sachs Mid Cap       Duration Bond    International    International      Emerging Markets
                                          Value Portfolio      Portfolio        Equity Portfolio Value Portfolio    Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -                 $ -            $ 703           $ 1,130                 $ -
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                          -                   -              688               783                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                         -                   -              688               783                   -
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME                                  -                   -               15               347                   -
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -                   -                -               777                   -
   Investments                                         -                   -              202               486                   -
Net change in unrealized appreciation
   (depreciation) on investments                       -                   -            8,442            11,527
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                       -                   -            8,644            12,790                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ -                 $ -          $ 8,659          $ 13,137                 $ -
------------------------------------     =================     =============    =============    ==============     ===============


                                             JNL/Lazard          JNL/Lazard        JNL/MCM          JNL/MCM            JNL/MCM
                                              Mid Cap            Small Cap            25           Bond Index       Communications
                                          Value Portfolio      Value Portfolio  Portfolio (a)      Portfolio       Sector Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                     $ 1,064             $ 2,732              $ -              $ 76                 $ -
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                      1,017                 392                -                59                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                     1,017                 392                -                59                   -
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME                                 47               2,340                -                17                   -
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies         2,536               2,242                -                 -                   -
   Investments                                   (2,697)                  11                -                 1                 (3)
Net change in unrealized appreciation
   (depreciation) on investments                   7,438               (891)                -                60                   5
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                   7,277               1,362                -                61                   2
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 7,324             $ 3,702              $ -              $ 78                 $ 2
------------------------------------     =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Operations
DECEMBER 31, 2006

                                                                  JNL/MCM
                                             JNL/MCM              Enhanced         JNL/MCM          JNL/MCM             JNL/MCM
                                         Consumer Brands       S&P 500 Stock      Financial        Healthcare        International
                                         Sector Portfolio     Index Portfolio  Sector Portfolio Sector Portfolio    Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -                 $ -              $ -               $ -               $ 157
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                          -                   -                -                 -                  84
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                         -                   -                -              -                     84
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                           -                   -                -              -                     73
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies             -                   -                -                 -                  25
   Investments                                         -                   -                6                 -                 158
Net change in unrealized appreciation
   (depreciation) on investments                       1                   -              (4)                 -                 943
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                       1                   -                2                 -               1,126
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ 1                 $ -              $ 2               $ -             $ 1,199
------------------------------------     =================     =============    =============    ==============     ===============


                                              JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM             JNL/MCM
                                               JNL 5          JNL Optimized       Oil & Gas      S&P 400 MidCap         S&P 500
                                             Portfolio       5 Portfolio (a)   Sector Portfolio  Index Portfolio    Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                       $ 140                 $ -            $ 503             $ 660                $ 66
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                        434                   -              646               585                  69
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                       434                   -              646               585                  69
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                       (294)                   -            (143)                75                 (3)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies             6                   -            1,716             1,398                  22
   Investments                                       136                   -              669                87                  74
Net change in unrealized appreciation
   (depreciation) on investments                   3,761                   -            5,169               542                 488
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                   3,903                   -            7,554             2,027                 584
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 3,609                 $ -          $ 7,411           $ 2,102               $ 581
------------------------------------     =================     =============    =============    ==============     ===============


(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Operations
DECEMBER 31, 2006

                                             JNL/MCM              JNL/MCM          JNL/MCM                          JNL/Oppenheimer
                                        Select Small-Cap         Small Cap     Technology Sector    JNL/MCM          Global Growth
                                         Portfolio (a)        Index Portfolio     Portfolio      VIP Portfolio         Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -               $ 547              $ 5               $ -               $ 276
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                          -                 380               61                 -                 725
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                         -                 380               61                 -                 725
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
Net investment income (loss)                           -                 167             (56)                 -               (449)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -               1,796               11                 -               1,897
   Investments                                         -                  91                9                 -                 239
Net change in unrealized appreciation
   (depreciation) on investments                       -                 210              408                 -               4,992
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                -               2,097              428                 -               7,128
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   from operations                                   $ -             $ 2,264            $ 372               $ -             $ 6,679
------------------------------------     =================     =============    =============    ==============     ===============


                                                                 JNL/PIMCO                         JNL/Putnam          JNL/Putnam
                                         JNL/Oppenheimer       Total Return       JNL/Putnam         Midcap           Value Equity
                                         Growth Portfolio      Bond Portfolio Equity Portfolio  Growth Portfolio       Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -               $ 877            $ 117               $ -                $ 70
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                          -                 358              314                 -               3,071
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                         -                 358              314                 -               3,071
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
Net investment income (loss)                           -                 519            (197)                 -             (3,001)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -                   6                -                 -                   -
   Investments                                         -                   4             (38)                 -                 252
Net change in unrealized appreciation
   (depreciation) on investments                       -                (67)            2,739                 -              25,303
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                -                (57)            2,701                 -              25,555
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   from operations                                   $ -               $ 462          $ 2,504               $ -            $ 22,554
------------------------------------     =================     =============    =============    ==============     ===============


(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Operations
DECEMBER 31, 2006

                                             JNL/S&P              JNL/S&P                          JNL/S&P             JNL/S&P
                                             Managed              Managed          JNL/S&P         Managed             Managed
                                            Aggressive         Conservative    Managed Growth      Moderate         Moderate Growth
                                         Growth Portfolio        Portfolio        Portfolio        Portfolio           Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                     $ 1,301                 $ -            $ 990               $ -            $ 13,527
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                      2,971                   -            1,447                 -              15,971
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                     2,971                   -            1,447                 -              15,971
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                     (1,670)                   -            (457)                 -             (2,444)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies        11,435                   -            4,183                 -              29,543
   Investments                                       621                   -              224                 -              11,266
Net change in unrealized appreciation
   on investments                                 15,661                   -            7,522                 -              68,908
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                  27,717                   -           11,929                 -             109,717
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                              $ 26,047                 $ -         $ 11,472               $ -           $ 107,273
------------------------------------     =================     =============    =============    ==============     ===============


                                             JNL/S&P              JNL/S&P          JNL/S&P          JNL/S&P            JNL/Select
                                           Retirement           Retirement       Retirement        Retirement          Balanced
                                         2015 Portfolio       2020 Portfolio   2025 Portfolio   Income Portfolio       Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -                 $ -              $ -               $ -             $ 1,885
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                          -                   -                -                 -               1,112
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                         -                   -                -                 -               1,112
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                           -                   -                -                 -                 773
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies             -                   -                -                 -                 409
   Investments                                         -                   -                -                 -                  22
Net change in unrealized appreciation
   on investments                                      -                   -                -                 -               7,357
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                       -                   -                -                 -               7,788
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ -                 $ -              $ -               $ -             $ 8,561
------------------------------------     =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Operations
DECEMBER 31, 2006

                                           JNL/Select            JNL/Select       JNL/Select       JNL/Select         JNL/T. Rowe
                                            Global                Large Cap      Money Market        Value        Price Established
                                        Growth Portfolio       Growth Portfolio   Portfolio        Portfolio       Growth Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -                 $ -          $ 5,961               $ -               $ 171
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                          -                  91            2,040                 -                 579
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                         -                  91            2,040                 -                 579
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                           -                (91)            3,921                 -               (408)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -                   -                -                 -                 327
   Investments                                         -                  22                -                 -                  91
Net change in unrealized appreciation
  (depreciation) on investments                        -                 257                                  -               4,486
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                -                 279                -                 -               4,904
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ -               $ 188          $ 3,921               $ -             $ 4,496
------------------------------------     =================     =============    =============    ==============     ===============


                                                                                                                      JNL/Western
                                            JNL/T. Rowe         JNL/T. Rowe      JNL/Western       JNL/Western      U.S. Government
                                           Price Mid-Cap        Price Value       High Yield        Strategic          & Quality
                                         Growth Portfolio        Portfolio     Bond Portfolio    Bond Portfolio     Bond Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                       $ 305             $ 1,079              $ -              $ 62                 $ -
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance charges (Note 3)                        558               1,106                -             1,223
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                       558               1,106                -             1,223                   -
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                       (253)                (27)                -           (1,161)                   -
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies         2,709               4,972                -                 -                   -
   Investments                                     1,392                 211                -           (2,169)                   -
Net change in unrealized appreciation
  (depreciation) on investments                  (1,574)               7,259                -             5,702
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            2,527              12,442                -             3,533                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 2,274            $ 12,415              $ -           $ 2,372                 $ -
------------------------------------     =================     =============    =============    ==============     ===============


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2006

                                             JNL/AIM              JNL/AIM          JNL/AIM            JNL/               JNL/
                                            Large Cap           Real Estate       Small Cap       Alger Growth        Eagle Core
                                         Growth Portfolio        Portfolio     Growth Portfolio     Portfolio      Equity Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment loss                           $ (414)              $ (12)              $ -           $ (299)             $ (496)
   Net realized gain on investments                   58                  87                -                 6                 880
   Net change in unrealized appreciation
      on investments                               2,096               1,070                -             1,393               2,920
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 1,740               1,145                -             1,100               3,304
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                 394                   -                -                 -                   -
   Surrenders and terminations                        19                   -                -                 -                  24
   Transfers between portfolios                        -               5,296                -            30,983             (7,290)
   Policyholder charges (Note 3)                    (28)                   -                -                 -                (36)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             385               5,296                -            30,983             (7,302)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS              2,125               6,441                -            32,083             (3,998)

NET ASSETS BEGINNING OF PERIOD                    27,500                   -                -                 -              36,554
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                        $ 29,625             $ 6,441              $ -          $ 32,083            $ 32,556
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005             2,115                   -                -                 -               3,340

      Units Issued                                    30                 587                -             2,642                   -
      Units Redeemed                                 (1)                (68)                -              (18)               (652)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006             2,144                 519                -             2,624               2,688
                                         =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006

                                                                                                  JNL/Franklin        JNL/Franklin
                                              JNL/                  JNL/           JNL/FMR         Templeton           Templeton
                                         Eagle SmallCap         FMR Balanced   Mid-Cap Equity      Small Cap            Income
                                         Equity Portfolio        Portfolio        Portfolio     Value Portfolio      Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment loss                            $ (81)                 $ -              $ -               $ -                 $ -
   Net realized gain on investments                  499                   -                -                 -                   -
   Net change in unrealized appreciation
      on investments                                 488                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   906                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                     (153)                   -                -                 -                   -
   Transfers between portfolios                        -                   -                -                 -                   -
   Policyholder charges (Note 3)                       -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           (153)                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                753                   -                -                 -                   -

NET ASSETS BEGINNING OF PERIOD                     5,064                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                         $ 5,817                 $ -              $ -               $ -                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005               441                   -                -                 -                   -

      Units Issued                                     -                   -                -                 -                   -
      Units Redeemed                                (13)                   -                -                 -                   -

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006               428                   -                -                 -                   -
                                         =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2006

                                           JNL/Goldman          JNL/Goldman     JNL/JPMorgan     JNL/JPMorgan         JNL/Lazard
                                          Sachs Mid Cap        Sachs Short      International    International     Emerging Markets
                                         Value Portfolio      Duration (a)      Equity Portfolio Value Portfolio     Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -                 $ -             $ 15             $ 347                 $ -
   Net realized gain (loss) on investments             -                   -              202             1,263                   -
   Net change in unrealized appreciation
      (depreciation) on investments                    -                   -            8,442            11,527                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     -                   -            8,659            13,137                   -
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                         -                   -                -                 -                   -
   Transfers between portfolios                        -                   -                -            19,300                   -
   Policyholder charges (Note 3)                       -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               -                   -                -            19,300                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  -                   -            8,659            32,437                   -

NET ASSETS BEGINNING OF PERIOD                         -                   -           41,697            33,842                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -                 $ -         $ 50,356          $ 66,279                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 -                   -            4,188             2,424                   -

      Units Issued                                     -                   -                -             1,303                   -
      Units Redeemed                                   -                   -                -               (76)                  -

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006                 -                   -            4,188             3,651                   -
                                         =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006


                                            JNL/Lazard           JNL/Lazard        JNL/MCM          JNL/MCM            JNL/MCM
                                             Mid Cap             Small Cap           25            Bond Index       Communications
                                         Value Portfolio      Value Portfolio   Portfolio (a)      Portfolio       Sector Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                    $ 47              $ 2,340              $ -              $ 17                 $ -
   Net realized gain (loss) on investments         (161)               2,253                -                 1                 (3)
   Net change in unrealized appreciation
      (depreciation) on investments                7,438               (891)                -                60                   5
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 7,324               3,702                -                78                   2
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                  (89,705)               (149)                -             (480)                (61)
   Transfers between portfolios                        -                   -                -                 -                   -
   Policyholder charges (Note 3)                       -                (10)                -              (16)                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        (89,705)               (159)                -             (496)                (61)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS           (82,381)               3,543                -             (418)                (59)

NET ASSETS BEGINNING OF PERIOD                   121,601              24,676                -             4,232                  59
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                        $ 39,220            $ 28,219              $ -           $ 3,814                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005             7,367               2,014                -               410                   5

      Units Issued                                     -                   -                -                 -                   -
      Units Redeemed                             (5,261)                (12)                -              (48)                 (5)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006             2,106               2,002                -               362                   -
                                         =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2006

                                                                  JNL/MCM
                                             JNL/MCM              Enhanced        JNL/MCM           JNL/MCM             JNL/MCM
                                         Consumer Brands       S&P 500 Stock   Financial Sector    Healthcare        International
                                         Sector Portfolio      Index Portfolio   Portfolio      Sector Portfolio    Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -                 $ -              $ -               $ -                $ 73
   Net realized gain on investments                    -                   -                6                 -                 183
   Net change in unrealized appreciation
      on investments                                   1                   -              (4)                 -                 943
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     1                   -                2                 -               1,199
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                       (58)                  -             (64)                 -                   -
   Transfers between portfolios                        -                   -                -                 -               (680)
   Policyholder charges (Note 3)                       -                   -                -                 -                (20)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             (58)                  -             (64)                 -               (700)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                (57)                  -             (62)                 -                 499

NET ASSETS BEGINNING OF PERIOD                        57                   -               62                 -               5,418
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -                 $ -              $ -               $ -             $ 5,917
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 5                   -                5                 -                 415

      Units Issued                                     -                   -                -                 -                   -
      Units Redeemed                                 (5)                   -              (5)                 -                (49)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006                 -                   -                -                 -                 366
                                         =================     =============    =============    ==============     ===============


                                             JNL/MCM             JNL/MCM          JNL/MCM           JNL/MCM             JNL/MCM
                                              JNL 5            JNL Optimized     Oil & Gas       S&P 400 MidCap         S&P 500
                                            Portfolio         5 Portfolio (a)  Sector Portfolio  Index Portfolio    Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                  $ (294)                 $ -          $ (143)              $ 75               $ (3)
   Net realized gain on investments                 142                    -            2,385             1,485                  96
   Net change in unrealized appreciation
      on investments                              3,761                    -            5,169               542                 488
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                3,609                    -            7,411             2,102                 581
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                             (1,297)                   -                -                 -                   -
   Surrenders and terminations                        -                    -          (1,664)             (616)               (561)
   Transfers between portfolios                  45,274                    -                -            31,269                   -
   Policyholder charges (Note 3)                      -                    -                -              (19)                (17)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FRO
   CONTRACT TRANSACTIONS                         43,977                    -          (1,664)            30,634               (578)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS            47,586                    -            5,747            32,736                   3

NET ASSETS BEGINNING OF PERIOD                    1,229                    -           40,209            18,363               4,694
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                       $ 48,815                  $ -         $ 45,956          $ 51,099             $ 4,697
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005               110                   -            2,156             1,474                 418

      Units Issued                                 3,750                   -                -             2,370                   -
      Units Redeemed                               (113)                   -             (85)              (49)                (49)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006             3,747                   -            2,071             3,795                 369
                                         =================     =============    =============    ==============     ===============


(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2006

                                             JNL/MCM              JNL/MCM          JNL/MCM                          JNL/Oppenheimer
                                         Select Small-Cap        Small Cap        Technology         JNL/MCM         Global Growth
                                          Portfolio (a)      Index Portfolio   Sector Portfolio   VIP Portfolio        Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -               $ 167           $ (56)               $ -             $ (449)
   Net realized gain (loss) on investments             -               1,887               20                 -               2,136
   Net change in unrealized appreciation
      (depreciation) on investments                    -                 210              408                 -               4,992
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     -               2,264              372                 -               6,679
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                 396
   Surrenders and terminations                         -               (765)             (66)                 -               (310)
   Transfers between portfolios                        -              30,686            6,040                 -              20,199
   Policyholder charges (Note 3)                       -                (18)                -                 -                (50)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               -              29,903            5,974                 -              20,235
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  -              32,167            6,346                 -              26,914

NET ASSETS BEGINNING OF PERIOD                         -               5,061               61                 -              33,031
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -            $ 37,228          $ 6,407               $ -            $ 59,945
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 -                 427                6                 -               2,335

      Units Issued                                     -               2,366              596                 -               1,378
      Units Redeemed                                   -                (79)             (17)                 -                (35)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006                 -               2,714              585                 -               3,678
                                         =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS MAY 1, 2006

                                                                 JNL/PIMCO                        JNL/Putnam           JNL/Putnam
                                         JNL/Oppenheimer       Total Return       JNL/Putnam         Midcap           Value Equity
                                         Growth Portfolio     Bond Portfolio  Equity Portfolio  Growth Portfolio       Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -               $ 519          $ (197)               $ -           $ (3,001)
   Net realized gain (loss) on investment              -                  10             (38)                 -                 252
   Net change in unrealized appreciation
      (depreciation) on investments                    -                (67)            2,739                 -              25,303
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     -                 462            2,504                 -              22,554
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                         -                  21               11                 -                  69
   Transfers between portfolios                        -                   -           24,195                 -                   -
   Policyholder charges (Note 3)                       -                (30)             (17)                 -               (102)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FRO
   CONTRACT TRANSACTIONS                               -                 (9)           24,189                 -                (33)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  -                 453           26,693                 -              22,521

NET ASSETS BEGINNING OF PERIOD                         -              23,872            3,852                 -             198,757
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -            $ 24,325         $ 30,545               $ -           $ 221,278
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 -               1,978              480                 -              19,293

      Units Issued                                     -                   -            3,430                 -                   -
      Units Redeemed                                   -                 (1)            (513)                 -                 (3)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006                 -               1,977            3,397                 -              19,290
                                         =================     =============    =============    ==============     ===============


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2006

                                             JNL/S&P              JNL/S&P                           JNL/S&P            JNL/S&P
                                             Managed              Managed          JNL/S&P          Managed            Managed
                                            Aggressive          Conservative       Managed          Moderate        Moderate Growth
                                         Growth Portfolio        Portfolio     Growth Portfolio     Portfolio         Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                $ (1,670)                 $ -          $ (457)               $ -           $ (2,444)
   Net realized gain (loss) on investments        12,056                   -            4,407                 -              40,809
   Net change in unrealized appreciation
      on investments                              15,661                   -            7,522                 -              68,908
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                26,047                   -           11,472                 -             107,273
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                       325                   -               60                 -            (61,724)
   Transfers between portfolios                        -                   -                -                 -                   -
   Policyholder charges (Note 3)                   (444)                   -             (91)                 -               (107)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           (119)                   -             (31)                 -            (61,831)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS             25,928                   -           11,441                 -              45,442

NET ASSETS BEGINNING OF PERIOD                   188,112                   -           92,140                 -           1,031,815
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                       $ 214,040                 $ -        $ 103,581               $ -          $1,077,257
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005            15,863                   -            7,914                 -              90,564

      Units Issued                                     -                   -                -                 -                   -
      Units Redeemed                                 (9)                   -              (2)                 -             (5,002)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006            15,854                   -            7,912                 -              85,562
                                         =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006



                                              JNL/S&P             JNL/S&P          JNL/S&P          JNL/S&P            JNL/Select
                                          Retirement 2015      Retirement 2020 Retirement 2025  Retirement Income      Balanced
                                           Portfolio (a)        Portfolio (a)    Portfolio (a)   Portfolio (a)         Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -                 $ -              $ -               $ -               $ 773
   Net realized gain (loss) on investments             -                   -                -                 -                 431
   Net change in unrealized appreciation
      on investments                                   -                   -                -                 -               7,357
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     -                   -                -                 -               8,561
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                         -                   -                -                 -            (17,985)
   Transfers between portfolios                        -                   -                -                 -                   -
   Policyholder charges (Note 3)                       -                   -                -                 -               (179)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               -                   -                -                 -            (18,164)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  -                   -                -                 -             (9,603)

NET ASSETS BEGINNING OF PERIOD                         -                   -                -                 -              84,196
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -                 $ -              $ -               $ -            $ 74,593
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 -                   -                -                 -               7,461

      Units Issued                                     -                   -                -                 -                   -
      Units Redeemed                                   -                   -                -                 -             (1,557)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006                 -                   -                -                 -               5,904
                                         =================     =============    =============    ==============     ===============

(a) COMMENCEMENT OF OPERATIONS JANUARY 17,2006


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2006

                                           JNL/Select           JNL/Select       JNL/Select        JNL/Select         JNL/T. Rowe
                                             Global              Large Cap      Money Market         Value        Price Established
                                        Growth Portfolio     Growth Portfolio    Portfolio         Portfolio       Growth Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -              $ (91)          $ 3,921               $ -             $ (408)
   Net realized gain (loss) on investments             -                  22                -                 -                 418
   Net change in unrealized appreciation
      on investments                                   -                 257                -                 -               4,486
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     -                 188            3,921                 -               4,496
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                         -                  14        (110,750)                 -               (159)
   Transfers between portfolios                        -                   -                -                 -                   -
   Policyholder charges (Note 3)                       -                (20)             (90)                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               -                 (6)        (110,840)                 -               (159)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  -                 182        (106,919)                 -               4,337

NET ASSETS BEGINNING OF PERIOD                         -               6,143          141,778                 -              37,556
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -             $ 6,325         $ 34,859               $ -            $ 41,893
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 -                 922           14,115                 -               3,283

      Units Issued                                     -                   -                -                 -                   -
      Units Redeemed                                   -                 (1)         (10,748)                 -                (13)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006                 -                 921            3,367                 -               3,270
                                         =================     =============    =============    ==============     ===============


                                                                                                                      JNL/Western
                                            JNL/T. Rowe         JNL/T. Rowe      JNL/Western     JNL/Western        U.S. Government
                                           Price Mid-Cap        Price Value      High Yield      Strategic             & Quality
                                         Growth Portfolio       Portfolio       Bond Portfolio   Bond Portfolio     Bond Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                  $ (253)              $ (27)              $ -         $ (1,161)                 $ -
   Net realized gain (loss) on investments         4,101               5,183                -           (2,169)                   -
   Net change in unrealized appreciation
      on investments                             (1,574)               7,259                -             5,702                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 2,274              12,415                -             2,372                   -
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                 408                   -                -                 -                   -
   Surrenders and terminations                   (7,452)               (308)                -                 -                   -
   Transfers between portfolios                        -              29,443                -          (47,672)                   -
   Policyholder charges (Note 3)                    (57)                   -                -              (90)                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         (7,101)              29,135                -          (47,762)                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS            (4,827)              41,550                -          (45,390)                   -

NET ASSETS BEGINNING OF PERIOD                    41,592              49,743                -           124,441                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                        $ 36,765            $ 91,293              $ -          $ 79,051                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005             3,030               4,212                -            10,719                   -

      Units Issued                                    29               2,437                -                 -                   -
      Units Redeemed                               (513)               (111)                -           (4,116)                   -

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2006             2,546               6,538                -             6,603                   -
                                         =================     =============    =============    ==============     ===============


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                            JNL/AIM               JNL/AIM          JNL/AIM           JNL/               JNL/
                                           Large Cap            Real Estate       Small Cap      Alger Growth      Alliance Capital
                                        Growth Portfolio         Portfolio     Growth Portfolio    Portfolio       Growth Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment loss                           $ (375)                 $ -              $ -               $ -                 $ -
   Net realized gain (loss) on investments            20                   -                -                 -                   -
   Net change in unrealized appreciation
      on investments                               1,827                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 1,472                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                 396                   -                -                 -                   -
   Surrenders and terminations                         -                   -                -                 -                   -
   Transfers between portfolios                        -                   -                -                 -                   -
   Policyholder charges (Note 3)                     (9)                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             387                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS              1,859                   -                -                 -                   -

NET ASSETS BEGINNING OF PERIOD                    25,641                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                        $ 27,500                 $ -              $ -               $ -                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             2,083                   -                -                 -                   -

      Units Issued                                    33                   -                -                 -                   -
      Units Redeemed                                 (1)                   -                -                 -                   -
                                                                                                              -
                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005             2,115                   -                -                 -                   -
                                         =================     =============    =============    ==============     ===============


                                                                                                                      JNL/Franklin
                                               JNL/                 JNL/             JNL/           JNL/FMR            Templeton
                                           Eagle Core          Eagle SmallCap   FMR Balanced     Mid-Cap Equity        Small Cap
                                        Equity Portfolio       Equity Portfolio   Portfolio        Portfolio        Value Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment loss                           $ (297)              $ (68)              $ -               $ -                 $ -
   Net realized gain (loss) on investment            705                 100                -                 -                   -
   Net change in unrealized appreciation
      on investments                                 380                 301                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   788                 333                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -               4,595                -                 -                   -
   Surrenders and terminations                     (879)               (387)                -                 -                   -
   Transfers between portfolios                  (6,404)                 523                -                 -                   -
   Policyholder charges (Note 3)                    (13)                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FRO
   CONTRACT TRANSACTIONS                         (7,296)               4,731                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS            (6,508)               5,064                -                 -                   -

NET ASSETS BEGINNING OF PERIOD                   43,062                    -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                        $ 36,554             $ 5,064              $ -               $ -                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             4,007                   -                -                 -                   -

      Units Issued                                     -                 476                -                 -                   -
      Units Redeemed                               (667)                (35)                -                 -                   -

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005             3,340                 441                -                 -                   -
                                         =================     =============    =============    ==============     ===============

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                           JNL/Goldman         JNL/JPMorgan      JNL/JPMorgan      JNL/Lazard          JNL/Lazard
                                          Sachs Mid Cap        International     International       Mid Cap           Small Cap
                                         Value Portfolio      Equity Portfolio  Value Portfolio  Value Portfolio    Value Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -                $ 74          $ (320)           $ 9,535               $ 802
   Net realized gain (loss) on investments             -                  91              173             7,525               2,303
   Net change in unrealized appreciation
      (depreciation) on investments                    -               3,293            5,256           (8,198)             (1,714)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     -               3,458            5,109             8,862               1,391
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -           11,488            20,063               6,892
   Surrenders and terminations                         -                   -                -           (3,486)             (1,451)
   Transfers between portfolios                        -                   -                -               748             (7,072)
   Policyholder charges (Note 3)                       -                   -                -                 -                 (3)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               -                   -           11,488            17,325             (1,634)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  -               3,458           16,597            26,187               (243)

NET ASSETS BEGINNING OF PERIOD                         -              38,239           17,245            95,414              24,919
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -            $ 41,697         $ 33,842         $ 121,601            $ 24,676
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                 -               4,188            1,443             6,196               2,096

      Units Issued                                     -                   -              981             1,386                 656
      Units Redeemed                                   -                   -                -             (215)               (738)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005                 -               4,188            2,424             7,367               2,014
                                         =================     =============    =============    ==============     ===============


                                                                                                     JNL/MCM
                                            JNL/MCM               JNL/MCM          JNL/MCM          Enhanced            JNL/MCM
                                           Bond Index          Communications   Consumer Brands   S&P 500 Stock        Financial
                                           Portfolio           Sector Portfolio Sector Portfolio Index Portfolio   Sector Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                     $ 32                 $ 5              $ -               $ -                 $ -
   Net realized gain (loss) on investments            16                   -                2                 -                   2
   Net change in unrealized appreciation
      (depreciation) on investments                 (34)                 (5)              (1)                 -                   4
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    14                   -                1                 -                   6
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                     (648)               (152)            (152)                 -               (153)
   Transfers between portfolios                        -                 211              208                 -                 209
   Policyholder charges (Note 3)                     (5)                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           (653)                  59               56                 -                  56
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS              (639)                  59               57                 -                  62

NET ASSETS BEGINNING OF PERIOD                     4,871                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                         $ 4,232                $ 59             $ 57               $ -                $ 62
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004               474                   -                -                 -                   -

      Units Issued                                     -                  18               20                 -                  19
      Units Redeemed                                (64)                (13)             (15)                 -                (14)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005               410                   5                5                 -                   5
                                         =================     =============    =============    ==============     ===============


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                             JNL/MCM              JNL/MCM          JNL/MCM          JNL/MCM             JNL/MCM
                                           Healthcare          International        JNL 5          Oil & Gas        S&P 400 MidCap
                                         Sector Portfolio     Index Portfolio     Portfolio     Sector Portfolio    Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -                $ 43           $ (17)             $ 235              $ (12)
   Net realized gain (loss) on investments             -                 682               83               581                 691
   Net change in unrealized appreciation
      (depreciation) on investments                    -               (139)               92             9,213               1,502
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     -                 586              158            10,029               2,181
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -             8,575              11,489
   Surrenders and terminations                         -               (766)          (3,111)           (1,560)               (756)
   Transfers between portfolios                        -                   -            4,182              (34)                   -
   Policyholder charges (Note 3)                       -                 (7)                -                 -                 (6)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               -               (773)            1,071             6,981              10,727
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  -               (187)            1,229            17,010              12,908

NET ASSETS BEGINNING OF PERIOD                         -               5,605                -            23,199               5,455
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -             $ 5,418          $ 1,229          $ 40,209            $ 18,363
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                 -                 479                -             1,676                 483

      Units Issued                                     -                   -              413               568               1,056
      Units Redeemed                                   -                (64)            (303)              (88)                (65)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005                 -                 415              110             2,156               1,474
                                         =================     =============    =============    ==============     ===============


                                             JNL/MCM              JNL/MCM          JNL/MCM                          JNL/Oppenheimer
                                             S&P 500             Small Cap       Technology         JNL/MCM          Global Growth
                                          Index Portfolio     Index Portfolio  Sector Portfolio  VIP Portfolio         Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                   $ (18)                $ 10              $ -               $ -             $ (367)
   Net realized gain (loss) on investment           192                  239                1                 -                 213
   Net change in unrealized appreciation s
      (depreciation) on investments                 (45)               (118)                3                 -               4,273
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  129                  131                4                 -               4,119
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                 397
   Surrenders and terminations                     (701)             (1,110)            (152)                 -             (1,075)
   Transfers between portfolios                       -                  523              209                 -              11,761
   Policyholder charges (Note 3)                     (6)                 (6)                -                 -                (17)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FRO
   CONTRACT TRANSACTIONS                 M         (707)               (593)               57                 -              11,066
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS              (578)               (462)               61                 -              15,185

NET ASSETS BEGINNING OF PERIOD                     5,272               5,523                -                 -              17,846
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                         $ 4,694             $ 5,061             $ 61               $ -            $ 33,031
------------------------------------     =================     =============    =============    ==============     ===============




(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004               483                 478                -                 -               1,414

      Units Issued                                     -                  47               22                 -               1,071
      Units Redeemed                                (65)                (98)             (16)                 -               (150)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005               418                 427                6                 -               2,335
                                         =================     =============    =============    ==============     ===============

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                                                 JNL/PIMCO                         JNL/Putnam          JNL/Putnam
                                         JNL/Oppenheimer        Total Return      JNL/Putnam         Midcap           Value Equity
                                         Growth Portfolio      Bond Portfolio  Equity Portfolio  Growth Portfolio      Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -               $ 235           $ (27)               $ -             $ (856)
   Net realized gain (loss) on investments             -               1,193            (119)                 -                  57
   Net change in unrealized appreciation
      (depreciation) on investments                    -             (1,289)              404                 -               7,905
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     -                 139              258                 -               7,106
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -            11,487              22,973
   Surrenders and terminations                         -             (8,026)            (970)             (772)                   -
   Transfers between portfolios                        -            (23,113)                -          (10,715)                   -
   Policyholder charges (Note 3)                       -                (10)              (6)                 -                (34)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               -            (31,149)            (976)                 -              22,939
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  -            (31,010)            (718)                 -              30,045

NET ASSETS BEGINNING OF PERIOD                         -              54,882            4,570                 -             168,712
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -            $ 23,872          $ 3,852               $ -           $ 198,757
------------------------------------     =================     =============    =============    ==============     ===============



(1) Contract Unit Transactions
Units Outstanding at December 31, 2004                 -               4,584              610                 -              16,925

      Units Issued                                     -                   -                -                 -               2,371
      Units Redeemed                                   -             (2,606)            (130)                 -                 (3)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005                 -               1,978              480                 -              19,293
                                         =================     =============    =============    ==============     ===============


                                              JNL/S&P             JNL/S&P                           JNL/S&P             JNL/S&P
                                              Managed             Managed          JNL/S&P          Managed             Managed
                                             Aggressive        Conservative    Managed Growth       Moderate        Moderate Growth
                                         Growth Portfolio        Portfolio       Portfolio          Portfolio         Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                $ (1,255)                 $ -          $ (263)               $ -             $ (175)
   Net realized gain (loss) on investment          1,267                   -            3,176                 -              27,047
   Net change in unrealized appreciation
      (depreciation) on investments               12,224                   -            2,169                 -              27,983
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                12,236                   -            5,082                 -              54,855
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                   (6,051)                   -                -                 -           (168,118)
   Transfers between portfolios                     (43)                   -                -                 -             (7,100)
   Policyholder charges (Note 3)                   (148)                   -             (29)                 -                (36)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FRO
   CONTRACT TRANSACTIONS                         (6,242)                   -             (29)                 -           (175,254)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS              5,994                   -            5,053                 -           (120,399)

NET ASSETS BEGINNING OF PERIOD                   182,118                   -           87,087                 -           1,152,214
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                       $ 188,112                 $ -         $ 92,140               $ -          $1,031,815
------------------------------------     =================     =============    =============    ==============     ===============



(1) Contract Unit Transactions
Units Outstanding at December 31, 2004            16,414                   -            7,917                 -             106,019

      Units Issued                                   484                   -                -                 -                   -
      Units Redeemed                             (1,035)                   -              (3)                 -            (15,455)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005            15,863                   -            7,914                 -              90,564
                                         =================     =============    =============    ==============     ===============


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                           JNL/Select            JNL/Select      JNL/Select      JNL/Select            JNL/Select
                                            Balanced           Global Growth     Large Cap       Money Market             Value
                                           Portfolio             Portfolio     Growth Portfolio  Portfolio              Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                  $ 1,850                 $ -           $ (87)           $ 1,647                 $ -
   Net realized gain (loss) on investments         8,762                   -               17                 -                   -
   Net change in unrealized appreciation
      (depreciation) on investments              (7,219)                   -              256                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 3,393                   -              186             1,647                   -
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                   -                   -                -                 -                   -
   Surrenders and terminations                   (7,728)                   -                -                 -                   -
   Transfers between portfolios                  (6,867)                   -                -                 -                   -
   Policyholder charges (Note 3)                    (60)                   -              (6)              (30)                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        (14,655)                   -              (6)              (30)                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS           (11,262)                   -              180             1,617                   -

NET ASSETS BEGINNING OF PERIOD                    95,458                   -            5,963           140,161                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                        $ 84,196                 $ -          $ 6,143         $ 141,778                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             8,775                   -              923            14,118                   -

      Units Issued                                     -                   -                -                 -                   -
      Units Redeemed                             (1,314)                   -              (1)               (3)                   -

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005             7,461                   -              922            14,115                   -
                                         =================     =============    =============    ==============     ===============


                                          JNL/T. Rowe           JNL/T. Rowe      JNL/T. Rowe      JNL/Western         JNL/Western
                                         Price Established     Price Mid-Cap     Price Value      High Yield           Strategic
                                         Growth Portfolio     Growth Portfolio    Portfolio      Bond Portfolio      Bond Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                  $ (420)             $ (348)            $ 289               $ -             $ 4,748
   Net realized gain (loss) on investment             24               2,942              954                 -               1,109
   Net change in unrealized appreciation
      (depreciation) on investments                3,350               1,636            2,277                 -             (4,566)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 2,954               4,230            3,520                 -               1,291
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS 1
   Purchase payments                              34,461                 409           45,948                 -              68,923
   Surrenders and terminations                     (382)             (1,470)            (771)                 -                   -
   Transfers between portfolios                      523               9,622            1,046                 -              23,113
   Policyholder charges (Note 3)                       -                (19)                -                 -                (30)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FRO
   CONTRACT TRANSACTIONS                          34,602               8,542           46,223                 -              92,006
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS             37,556              12,772           49,743                 -              93,297

NET ASSETS BEGINNING OF PERIOD                         -              28,820                -                 -              31,144
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                        $ 37,556            $ 41,592         $ 49,743               $ -           $ 124,441
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                 -               2,360                -                 -               2,712

      Units Issued                                 3,319                 794            4,281                 -               8,010
      Units Redeemed                                (36)               (124)             (69)                 -                 (3)

                                         -----------------     -------------    -------------    --------------     ---------------
Units Outstanding at December 31, 2005             3,283               3,030            4,212                 -              10,719
                                         =================     =============    =============    ==============     ===============


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                            JNL/Western
                                         U.S. Government
                                            & Quality
                                          Bond Portfolio
                                         -----------------
OPERATIONS
   Net investment income (loss)                     $ -
   Net realized gain (loss) on investments            -
   Net change in unrealized appreciation
      on investments                                  -
                                         ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    -
                                         -----------------

CONTRACT TRANSACTIONS 1
   Purchase payments                                  -
   Surrenders and terminations                        -
   Transfers between portfolios                       -
   Policyholder charges (Note 3)                      -
                                         -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              -
                                         -----------------

NET INCREASE (DECREASE) IN NET ASSETS                 -

NET ASSETS BEGINNING OF PERIOD                        -
                                         -----------------

NET ASSETS END OF PERIOD                            $ -
------------------------------------     =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             -

      Units Issued                                 -
      Units Redeemed                               -

                                      ---------------
Units Outstanding at December 31, 2005             -
                                      ===============


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account II (the "Separate Account") on November 10, 1998. The Separate Account commenced operations on September 1, 2000, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained sixty
(60) Portfolios during 2006, each of which invests in the following mutual funds ("Funds"):

-----------------------------------------------------------------------------------------------------------------------------------
                                                        JNL SERIES TRUST
-----------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund                                                     JNL/Oppenheimer Growth Fund
JNL/AIM Real Estate Fund                                                          JNL/PIMCO Total Return Bond Fund
JNL/AIM Small Cap Growth Fund                                                     JNL/Putnam Equity Fund
JNL/Alger Growth Fund                                                             JNL/Putnam Midcap Growth Fund
JNL/Eagle Core Equity Fund                                                        JNL/Putnam Value Equity Fund
JNL/Eagle Small Cap Equity Fund                                                   JNL/S&P Managed Aggressive Growth Fund
JNL/FMR Balanced Fund                                                             JNL/S&P Managed Conservative Fund
JNL/FMR Mid-Cap Equity Fund                                                       JNL/S&P Managed Growth Fund
JNL/Franklin Templeton Income Fund                                                JNL/S&P Managed Moderate Fund
JNL/Franklin Templeton Small Cap Value Fund                                       JNL/S&P Managed Moderate Growth Fund
JNL/Goldman Sachs Mid Cap Value Fund                                              JNL/S&P Retirement 2015 Fund
JNL/Goldman Sachs Short Duration Bond Fund                                        JNL/S&P Retirement 2020 Fund
JNL/JPMorgan International Equity Fund                                            JNL/S&P Retirement 2025 Fund
JNL/JPMorgan International Value Fund                                             JNL/S&P Retirement Income Fund
JNL/Lazard Emerging Markets Fund                                                  JNL/Select Balanced Fund
JNL/Lazard Mid Cap Value Fund                                                     JNL/Select Global Growth Fund
JNL/Lazard Small Cap Value Fund                                                   JNL/Select Large Cap Growth Fund
JNL/MCM Bond Index Fund*                                                          JNL/Select Money Market Fund
JNL/MCM Enhanced S&P 500 Stock Index Fund*                                        JNL/Select Value Fund
JNL/MCM International Index Fund*                                                 JNL/T. Rowe Price Established Growth Fund
JNL/MCM S&P 400 MidCap Index Fund*                                                JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/MCM S&P 500 Index Fund*                                                       JNL/T. Rowe Price Value Fund
JNL/MCM Small Cap Index Fund*                                                     JNL/Western High Yield Bond Fund
JNL/Oppenheimer Global Growth Fund                                                JNL/Western Strategic Bond Fund
                                                                                  JNL/Western U.S. Government & Quality Bond Fund

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 - ORGANIZATION (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                    JNL VARIABLE FUND LLC
-----------------------------------------------------------------------------------------------------------------------------------

JNL/MCM 25 Fund*                                                                          JNL/MCM JNL 5 Fund*
JNL/MCM Communications Sector Fund*                                                       JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Consumer Brands Sector Fund*                                                      JNL/MCM Oil & Gas Sector Fund*
JNL/MCM Financial Sector Fund*                                                            JNL/MCM Select Small-Cap Fund*
JNL/MCM Healthcare Sector Fund*                                                           JNL/MCM Technology Sector Fund*
                                                                                          JNL/MCM VIP Fund*

*MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National Life Insurance Company, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2006, the following Funds changed names:

--------------------------------------------------------- ------------------------------------------------ -------------------
PRIOR PORTFOLIO NAME                                      CURRENT PORTFOLIO NAME                           EFFECTIVE DATE
--------------------------------------------------------- ------------------------------------------------ -------------------
--------------------------------------------------------- ------------------------------------------------ -------------------
JNL/FMR Capital Growth Fund                               JNL/FMR Mid-Cap Equity Fund                      May 1, 2006
--------------------------------------------------------- ------------------------------------------------ -------------------
--------------------------------------------------------- ------------------------------------------------ -------------------
JNL/Salomon Brothers High Yield Bond Fund                 JNL/Western High Yield Bond Fund                 May 1, 2006
--------------------------------------------------------- ------------------------------------------------ -------------------
--------------------------------------------------------- ------------------------------------------------ -------------------
JNL/Salomon Brothers Strategic Bond Fund                  JNL/Western Strategic Bond Fund                  May 1, 2006
--------------------------------------------------------- ------------------------------------------------ -------------------
--------------------------------------------------------- ------------------------------------------------ -------------------
JNL/Salomon Brothers U.S. Government & Quality Bond Fund  JNL/Western U.S. Government & Quality Bond Fund  May 1, 2006
--------------------------------------------------------- ------------------------------------------------ -------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NEW ACCOUNTING PRONOUNCEMENTS

     In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this
     Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. The Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account and remitted to Jackson National, to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT CHARGES

     CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2006 and 2005, contract maintenance charges were assessed in the amount of $1,440 and $480, respectively.

     TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios and between the portfolios and the general account in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended December 31, 2006 and 2005 there were no transfer fee charges assessed.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

ASSET-BASED CHARGES

     INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts and is assessed through the unit value calculation.

     Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state. New York does not currently impose a premium tax on annuity payments.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2006, purchases and proceeds from sales of investments are as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                        JNL SERIES TRUST
-----------------------------------------------------------------------------------------------------------------------------------
                                                     PROCEEDS                                                            PROCEEDS
                                       PURCHASES     FROM SALES                                               PURCHASES  FROM SALES
JNL/AIM Large Cap Growth Fund           $    403       $    430  JNL/Oppenheimer Global Growth Fund          $  22,294   $   1,241
JNL/AIM Real Estate Fund                   6,128            832  JNL/PIMCO Total Return Bond Fund                  883         367
JNL/Alger Growth Fund                     31,205            522  JNL/Putnam Equity Fund                         28,546       4,554
JNL/Eagle Core Equity Fund                     6          7,804  JNL/Putnam Value Equity Fund                       70       3,105
JNL/Eagle Small Cap Equity Fund              472            234  JNL/S&P Managed Aggressive Growth Fund         12,736       3,090
JNL/JPMorgan International Equity Fund       703            688  JNL/S&P Managed Growth Fund                     5,173       1,477
JNL/JPMorgan International Value Fund     22,443          2,018  JNL/S&P Managed Moderate Growth Fund           43,071      77,803
JNL/Lazard Mid Cap Value Fund              3,601         90,724  JNL/Select Balanced Fund                        2,294      19,276
JNL/Lazard Small Cap Value Fund            4,974            551  JNL/Select Large Cap Growth Fund                    -          97
JNL/MCM Bond Index Fund                       76            555  JNL/Select Money Market Fund                    5,976     112,880
JNL/MCM International Index Fund             181            784  JNL/T. Rowe Price Established Growth Fund         498         738
JNL/MCM S&P 400 MidCap Index Fund                                JNL/T. Rowe Price Mid-Cap Growth Fund
                                          33,328          1,220                                                  3,422       8,068
JNL/MCM S&P 500 Index Fund                    88            646  JNL/T. Rowe Price Value Fund                   36,578       2,498
JNL/MCM Small Cap Index Fund              33,276          1,410  JNL/Western Strategic Bond Fund                    62      48,984


JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                    JNL VARIABLE FUND LLC
-----------------------------------------------------------------------------------------------------------------------------------

                                                    PROCEEDS                                                     PROCEEDS
                                      PURCHASES     FROM SALES                                    PURCHASES      FROM SALES
JNL/MCM Communications Sector Fund        $     -        $    60  JNL/MCM JNL 5 Fund                 $  45,420       $  1,731
JNL/MCM Consumer Brands Sector Fund             -             59  JNL/MCM Oil & Gas Sector Fund          2,219          2,310
JNL/MCM Financial Sector Fund                   -             64  JNL/MCM Technology Sector Fund         6,108            178



JNLNY SEPARATE ACCOUNT II
Notes to Financial Statements (continued)

NOTE 5 - FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended December 31, 2006 of unit values, total returns and expense ratios for variable annuity contracts in addition to certain other portfolio data:

                                             JNL/AIM              JNL/AIM          JNL/AIM         JNL/Alger         JNL/Alliance
                                            Large Cap           Real Estate       Small Cap         Growth          Capital Growth
                                         Growth Portfolio      Portfolio (e)  Growth Portfolio    Portfolio (c)      Portfolio (d)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $13.814450          $12.399660        $13.078390       $12.226530                 n/a
   Net Assets (in thousands)                        $ 30                 $ 6               $ -             $ 32                 n/a
   Units Outstanding (in thousands)                    2                   1                 -                3                 n/a
   Total Return ****                               6.26%             23.40%*            12.79%            3.41%                 n/a
   Investment Income Ratio **                      0.02%               0.98%             0.00%            0.02%                 n/a
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $13.001025                 n/a        $11.595561       $11.823843          $ 6.223126
   Net Assets (in thousands)                        $ 28                 n/a               $ -              $ -                 $ -
   Units Outstanding (in thousands)                    2                 n/a                 -                -                   -
   Total Return ****                               5.64%                 n/a             6.81%           10.64%              -9.09%
   Investment Income Ratio **                      0.03%                 n/a             0.00%            0.00%               0.00%
   Ratio of Expenses ***                           1.50%                 n/a             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $12.306877                 n/a        $10.856199       $10.687049          $ 6.845527
   Net Assets (in thousands)                        $ 26                 n/a               $ -              $ -                 $ -
   Units Outstanding (in thousands)                    2                 n/a                 -                -                   -
   Total Return ****                               6.30%                 n/a             5.26%           6.87%*               4.73%
   Investment Income Ratio **                      0.00%                 n/a             0.00%            0.00%               0.00%
   Ratio of Expenses ***                           1.50%                 n/a             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $11.357882                 n/a        $10.313283              n/a          $ 6.536625
   Net Assets (in thousands)                         $ -                 n/a               $ -              n/a                $ 45
   Units Outstanding (in thousands)                    -                 n/a                 -              n/a                   7
   Total Return ****                             13.58%*                 n/a            36.37%              n/a              22.46%
   Investment Income Ratio **                      0.00%                 n/a             0.00%              n/a               0.00%
   Ratio of Expenses ***                           1.50%                 n/a             1.50%              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a        $ 7.562554              n/a          $ 5.337763
   Net Assets (in thousands)                         n/a                 n/a               $ -              n/a                 $ -
   Units Outstanding (in thousands)                  n/a                 n/a                 -              n/a                   -
   Total Return ****                                 n/a                 n/a           -24.37%              n/a             -32.06%
   Investment Income Ratio **                        n/a                 n/a             0.00%              n/a               0.00%
   Ratio of Expenses ***                             n/a                 n/a             1.50%              n/a               1.50%


                                                                                                                      JNL/Franklin
                                             JNL/Eagle           JNL/Eagle          JNL/FMR         JNL/FMR            Templeton
                                            Core Equity       SmallCap Equity      Balanced      Mid-Cap Equity          Income
                                           Portfolio (c)       Portfolio (c)     Portfolio (c)   Portfolio (c)        Portfolio (f)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $12.112680          $13.599600       $ 12.878400      $ 13.376350          $10.869730
   Net Assets (in thousands)                        $ 33                 $ 6               $ -              $ -                 $ -
   Units Outstanding (in thousands)                    3                   -                 -                -                   -
   Total Return ****                              10.68%              18.30%             9.14%           10.39%              8.70%*
   Investment Income Ratio **                      0.02%               0.00%             0.00%            0.00%               0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $10.943822          $11.495585       $ 11.799486      $ 12.117176                 n/a
   Net Assets (in thousands)                        $ 37                 $ 5               $ -              $ -                 n/a
   Units Outstanding (in thousands)                    3                   -                 -                -                 n/a
   Total Return ****                               1.84%               1.00%             8.45%            4.59%                 n/a
   Investment Income Ratio **                      0.77%               0.00%             0.00%            0.00%                 n/a
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.746156          $11.381974       $ 10.879741      $ 11.585839                 n/a
   Net Assets (in thousands)                        $ 43                 $ -               $ -              $ -                 n/a
   Units Outstanding (in thousands)                    4                   -                 -                -                 n/a
   Total Return ****                              7.46%*             13.82%*            8.80%*          15.86%*                 n/a
   Investment Income Ratio **                      0.85%               0.00%             0.00%            0.00%                 n/a
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                 n/a
   Total Return ****                                 n/a                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                 n/a
   Total Return ****                                 n/a                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a                 n/a


* TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

** THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

*** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

**** TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

(a) COMMENCEMENT OF OPERATIONS MAY 2, 2002.

(b) COMMENCEMENT OF OPERATIONS JUNE 27, 2003.

(c) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(d) FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH ACQUISITION APRIL 28, 2005. UNIT VALUES DISCLOSED ARE AS OF APRIL 28, 2005.

(e) COMMENCEMENT OF OPERATIONS MARCH 7, 2006.

(f) COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT II
Notes to Financial Statements (continued)

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)


                                          JNL/Franklin
                                           Templeton            JNL/Goldman    JNL/Goldman Sachs    JNL/Janus        JNL/JPMorgan
                                         Small Cap Value       Sachs Mid Cap    Short Duration   Growth & Income     International
                                           Portfolio          Value Portfolio  Bond Portfolio (d) (Portfolio (c)   Equity Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                        n/a                 n/a       $ 10.207970              n/a          $12.024960
   Net Assets (in thousands)                         n/a                 n/a               $ -              n/a                $ 50
   Units Outstanding (in thousands)                  n/a                 n/a                 -              n/a                   4
   Total Return ****                                 n/a                 n/a            2.08%*              n/a              20.77%
   Investment Income Ratio **                        n/a                 n/a             0.00%              n/a               1.53%
   Ratio of Expenses ***                             n/a                 n/a             1.50%              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a                 n/a               n/a              n/a          $ 9.957252
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                $ 42
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                   4
   Total Return ****                                 n/a                 n/a               n/a              n/a               9.04%
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a               1.69%
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                        n/a                 n/a               n/a       $ 7.792938          $ 9.131387
   Net Assets (in thousands)                         n/a                 n/a               n/a              $ -                $ 38
   Units Outstanding (in thousands)                  n/a                 n/a               n/a                -                   4
   Total Return ****                                 n/a                 n/a               n/a           -1.80%              14.61%
   Investment Income Ratio **                        n/a                 n/a               n/a            0.38%               1.25%
   Ratio of Expenses ***                             n/a                 n/a               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a               n/a       $ 7.935585          $ 7.967538
   Net Assets (in thousands)                         n/a                 n/a               n/a             $ 21                $ 38
   Units Outstanding (in thousands)                  n/a                 n/a               n/a                3                   5
   Total Return ****                                 n/a                 n/a               n/a           22.83%              26.61%
   Investment Income Ratio **                        n/a                 n/a               n/a            0.54%               1.72%
   Ratio of Expenses ***                             n/a                 n/a               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a               n/a       $ 6.460729          $ 6.292813
   Net Assets (in thousands)                         n/a                 n/a               n/a             $ 17                $ 30
   Units Outstanding (in thousands)                  n/a                 n/a               n/a                3                   5
   Total Return ****                                 n/a                 n/a               n/a          -22.90%             -21.76%
   Investment Income Ratio **                        n/a                 n/a               n/a            0.00%               0.61%
   Ratio of Expenses ***                             n/a                 n/a               n/a            1.50%               1.50%



                                            JNL/JPMorgan         JNL/Lazard       JNL/Lazard       JNL/Lazard            JNL/MCM
                                            International    Emerging Markets   Mid Cap Value    Small Cap Value            25
                                         Value Portfolio (b)   Portfolio (d)      Portfolio       Portfolio (a)       Portfolio (d)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $18.153170         $ 10.881240        $18.629900       $14.100170          $10.462560
   Net Assets (in thousands)                        $ 66                 $ -              $ 39             $ 28                 $ -
   Units Outstanding (in thousands)                    4                   -                 2                2                   -
   Total Return ****                              30.02%              8.81%*            12.86%           15.06%              4.63%*
   Investment Income Ratio **                      2.15%               0.00%             1.58%           10.40%               0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $13.961734                 n/a        $16.507090       $12.254247                 n/a
   Net Assets (in thousands)                        $ 34                 n/a          $ 122.00             $ 25                 n/a
   Units Outstanding (in thousands)                    2                 n/a                 7                2                 n/a
   Total Return ****                              16.81%                 n/a             7.19%            3.10%                 n/a
   Investment Income Ratio **                      0.40%                 n/a             9.95%            4.15%                 n/a
   Ratio of Expenses ***                           1.50%                 n/a             1.50%            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $11.953024                 n/a        $15.399553       $11.886360                 n/a
   Net Assets (in thousands)                        $ 17                 n/a              $ 95             $ 25                 n/a
   Units Outstanding (in thousands)                    1                 n/a                 6                2                 n/a
   Total Return ****                              20.71%                 n/a            22.86%           13.66%                 n/a
   Investment Income Ratio **                      1.19%                 n/a             0.38%            0.04%                 n/a
   Ratio of Expenses ***                           1.50%                 n/a             1.50%            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 9.902144                 n/a        $12.533913       $10.457559                 n/a
   Net Assets (in thousands)                         $ 4                 n/a            $ 8.00             $ 12                 n/a
   Units Outstanding (in thousands)                    -                 n/a                 1                1                 n/a
   Total Return ****                              37.36%                 n/a            26.97%           36.76%                 n/a
   Investment Income Ratio **                      0.77%                 n/a             0.21%            0.00%                 n/a
   Ratio of Expenses ***                           1.50%                 n/a             1.50%            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 7.208925                 n/a        $ 9.871414       $ 7.646380                 n/a
   Net Assets (in thousands)                         $ 3                 n/a               $ 6              $ 9                 n/a
   Units Outstanding (in thousands)                    1                 n/a                 1                1                 n/a
   Total Return ****                            -27.91%*                 n/a           -15.36%         -23.54%*                 n/a
   Investment Income Ratio **                      2.00%                 n/a             0.29%            0.00%                 n/a
   Ratio of Expenses ***                           1.50%                 n/a             1.50%            1.50%                 n/a



* TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

** THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

*** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

**** TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

(a) COMMENCEMENT OF OPERATIONS APRIL 1, 2002.

(b) COMMENCEMENT OF OPERATIONS APRIL 22, 2002.

(c) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION APRIL 30, 2004. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2004.

(d) COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT II
Notes to Financial Statements (continued)

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)


                                                                                                    JNL/MCM
                                              JNL/MCM             JNL/MCM           JNL/MCM       Enhanced S&P          JNL/MCM
                                               Bond           Communications    Consumer Brands    500 Stock           Financial
                                               Index              Sector            Sector           Index               Sector
                                           Portfolio (b)       Portfolio (a)     Portfolio (a)    Portfolio (b)       Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $10.532540          $16.583460       $ 11.943920      $ 12.988530          $14.073420
   Net Assets (in thousands)                         $ 4                 $ -               $ -              $ -                 $ -
   Units Outstanding (in thousands)                    -                   -                 -                -                   -
   Total Return ****                               2.11%              34.12%            11.77%           15.10%              16.94%
   Investment Income Ratio **                      1.91%               0.00%             0.00%            0.00%               0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $10.315207          $12.364689       $ 10.685770      $ 11.284178          $12.034994
   Net Assets (in thousands)                         $ 4                 $ -               $ -              $ -                 $ -
   Units Outstanding (in thousands)                    -                   -                 -                -                   -
   Total Return ****                               0.34%              -0.14%            -3.24%            2.70%               5.21%
   Investment Income Ratio **                      2.20%              10.30%             1.54%            0.00%               1.52%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.280378          $12.382215       $ 11.043573      $ 10.988048          $11.438994
   Net Assets (in thousands)                         $ 5                 $ -               $ -              $ -                 $ -
   Units Outstanding (in thousands)                    -                   -                 -                -                   -
   Total Return ****                              2.80%*              15.92%             8.45%           9.88%*              11.79%
   Investment Income Ratio **                      0.29%               0.00%             0.00%            0.00%               0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a          $10.681882       $ 10.183562              n/a          $10.232235
   Net Assets (in thousands)                         n/a                 $ -               $ -              n/a                 $ -
   Units Outstanding (in thousands)                  n/a                   -                 -              n/a                   -
   Total Return ****                                 n/a              6.82%*            1.84%*              n/a              2.32%*
   Investment Income Ratio **                        n/a               0.00%             0.00%              n/a               0.00%
   Ratio of Expenses ***                             n/a               1.50%             1.50%              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                 n/a
   Total Return ****                                 n/a                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a                 n/a



                                             JNL/MCM             JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM Oil &
                                         Healthcare Sector     International        JNL 5         Optimized 5            Sector
                                          Portfolio (a)      Index Portfolio (b) Portfolio (c)   Portfolio (d)        Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $11.560330          $16.167480        $13.024980       $10.726770         $ 22.195660
   Net Assets (in thousands)                         $ -                 $ 6              $ 49              $ -                $ 46
   Units Outstanding (in thousands)                    -                   -                 4                -                   2
   Total Return ****                               4.69%              23.72%            17.05%           7.27%*              19.00%
   Investment Income Ratio **                      0.00%               2.78%             0.33%            0.00%               1.16%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $11.042372          $13.068315        $11.127270              n/a         $ 18.652168
   Net Assets (in thousands)                         $ -                 $ 5               $ 1              n/a                $ 40
   Units Outstanding (in thousands)                    -                   -                 -              n/a                   2
   Total Return ****                               6.01%              11.63%           11.27%*              n/a              34.76%
   Investment Income Ratio **                      0.00%               2.29%             0.00%              n/a               2.18%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.416034          $11.706834               n/a              n/a         $ 13.841319
   Net Assets (in thousands)                         $ -                 $ 6               n/a              n/a                $ 23
   Units Outstanding (in thousands)                    -                   -               n/a              n/a                   2
   Total Return ****                               1.92%             17.07%*               n/a              n/a              31.35%
   Investment Income Ratio **                      0.00%               0.09%               n/a              n/a               0.00%
   Ratio of Expenses ***                           1.50%               1.50%               n/a              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $10.219941                 n/a               n/a              n/a         $ 10.537882
   Net Assets (in thousands)                         $ -                 n/a               n/a              n/a                 $ -
   Units Outstanding (in thousands)                    -                 n/a               n/a              n/a                   -
   Total Return ****                              2.20%*                 n/a               n/a              n/a              5.38%*
   Investment Income Ratio **                      0.00%                 n/a               n/a              n/a               0.00%
   Ratio of Expenses ***                           1.50%                 n/a               n/a              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                 n/a
   Total Return ****                                 n/a                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a                 n/a


* TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

** THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

*** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

**** TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

(a) COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(b) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(c) COMMENCEMENT OF OPERATIONS JANUARY 31, 2005.

(d) COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT II
Notes to Financial Statements (continued)

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)



                                             JNL/MCM              JNL/MCM          JNL/MCM        JNL/MCM Small        JNL/MCM
                                          S&P 400 MidCap       S&P 500 Index   Select Small-Cap    Cap Index      Technology Sector
                                       Index Portfolio (b)     Portfolio (b)    Portfolio (c)    Portfolio (c)       Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $13.465450          $12.728210        $ 9.874914       $13.719460          $10.935530
   Net Assets (in thousands)                        $ 51                 $ 5               $ -             $ 37                 $ 6
   Units Outstanding (in thousands)                    4                   -                 -                3                   1
   Total Return ****                               8.06%              13.37%           -1.25%*           15.74%               7.72%
   Investment Income Ratio **                      1.68%               1.43%             0.00%            2.13%               0.10%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $12.461169          $11.227204               n/a       $11.853417          $10.152082
   Net Assets (in thousands)                        $ 18                 $ 5               n/a              $ 5                 $ -
   Units Outstanding (in thousands)                    1                   -               n/a                -                   -
   Total Return ****                              10.32%               2.83%               n/a            2.68%               0.76%
   Investment Income Ratio **                      1.43%               1.14%               n/a            1.69%               1.21%
   Ratio of Expenses ***                           1.50%               1.50%               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $11.295477          $10.918599               n/a       $11.544514          $10.075688
   Net Assets (in thousands)                         $ 5                 $ 5               n/a              $ 6                 $ -
   Units Outstanding (in thousands)                    -                   -               n/a                -                   -
   Total Return ****                             12.95%*              9.19%*               n/a          15.45%*               0.37%
   Investment Income Ratio **                      0.01%               1.18%               n/a            0.00%               0.00%
   Ratio of Expenses ***                           1.50%               1.50%               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a               n/a              n/a          $10.039026
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                 $ -
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                   -
   Total Return ****                                 n/a                 n/a               n/a              n/a               0.39%
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a               0.00%
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                 n/a
   Total Return ****                                 n/a                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a                 n/a


                                                                    JNL/
                                                                Oppenheimer          JNL/         JNL/PIMCO
                                              JNL/MCM          Global Growth     Oppenheimer     Total Return          JNL/Putnam
                                          VIP Portfolio          Portfolio     Growth Portfolio  Bond Portfolio    Equity Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                        n/a          $16.296430        $ 9.770807       $12.299970          $ 8.989123
   Net Assets (in thousands)                         n/a                $ 60               $ -             $ 24                $ 31
   Units Outstanding (in thousands)                  n/a                   4                 -                2                   3
   Total Return ****                                 n/a              15.22%             3.33%            1.94%              12.06%
   Investment Income Ratio **                        n/a               0.57%             0.00%            3.67%               0.55%
   Ratio of Expenses ***                             n/a               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a          $14.143248        $ 9.455830       $12.066270          $ 8.021811
   Net Assets (in thousands)                         n/a                $ 33               $ -             $ 24                 $ 4
   Units Outstanding (in thousands)                  n/a                   2                 -                2                   -
   Total Return ****                                 n/a              12.05%             7.54%            0.79%               7.13%
   Investment Income Ratio **                        n/a               0.23%             0.00%            2.03%               0.78%
   Ratio of Expenses ***                             n/a            1104.24%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                        n/a          $12.622076        $ 8.792784       $11.971555          $ 7.487614
   Net Assets (in thousands)                         n/a                $ 18               $ -             $ 55                 $ 5
   Units Outstanding (in thousands)                  n/a                   1                 -                5                   1
   Total Return ****                                 n/a              16.18%             2.68%            2.89%              11.36%
   Investment Income Ratio **                        n/a               0.20%             0.00%            1.66%               0.33%
   Ratio of Expenses ***                             n/a               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a          $10.864024        $ 8.563684       $11.634908          $ 6.723913
   Net Assets (in thousands)                         n/a                 $ 1               $ -             $ 56                $ 15
   Units Outstanding (in thousands)                  n/a                   -                 -                5                   2
   Total Return ****                                 n/a              38.46%            16.03%            3.22%              25.33%
   Investment Income Ratio **                        n/a               0.00%             0.00%            1.31%               0.34%
   Ratio of Expenses ***                             n/a               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a          $ 7.846582        $ 7.380750       $11.271762          $ 5.364911
   Net Assets (in thousands)                         n/a                 $ 1               $ -             $ 70                $ 11
   Units Outstanding (in thousands)                  n/a                   -                 -                6                   2
   Total Return ****                                 n/a             -23.43%           -26.40%            7.22%             -25.23%
   Investment Income Ratio **                        n/a               0.00%             0.00%            0.02%               0.00%
   Ratio of Expenses ***                             n/a               1.50%             1.50%            1.50%               1.50%



* TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

** THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

*** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

**** TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

(a) COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003

(b) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(c) COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT II
Notes to Financial Statements (continued)

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)



                                           JNL/Putnam           JNL/Putnam    JNL/S&P Aggressive    JNL/S&P          JNL/S&P Equity
                                         Midcap Growth         Value Equity    Growth Portfolio Conservative Growth Growth Portfolio
                                           Portfolio            Portfolio          II (a)(c)     Portfolio II (c)      I (b)(d)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $ 9.069530          $11.471370               n/a              n/a                 n/a
   Net Assets (in thousands)                         $ -               $ 221               n/a              n/a                 n/a
   Units Outstanding (in thousands)                    -                  19               n/a              n/a                 n/a
   Total Return ****                               4.16%              11.35%               n/a              n/a                 n/a
   Investment Income Ratio **                      0.00%               0.03%               n/a              n/a                 n/a
   Ratio of Expenses ***                           1.50%               1.50%               n/a              n/a                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $ 8.707034          $10.302251               n/a              n/a                 n/a
   Net Assets (in thousands)                         $ -               $ 199               n/a              n/a                 n/a
   Units Outstanding (in thousands)                    -                  19               n/a              n/a                 n/a
   Total Return ****                              10.45%               3.35%               n/a              n/a                 n/a
   Investment Income Ratio **                      0.00%               1.05%               n/a              n/a                 n/a
   Ratio of Expenses ***                           1.50%               1.50%               n/a              n/a                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $ 7.883303          $ 9.968368        $ 9.518604       $ 8.874129          $10.193068
   Net Assets (in thousands)                         $ -               $ 169               $ -              $ -                 $ -
   Units Outstanding (in thousands)                    -                  17                 -                -                   -
   Total Return ****                              16.86%               8.12%            -0.23%           -0.21%              1.93%*
   Investment Income Ratio **                      0.00%               1.42%             0.65%            1.82%               0.10%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 6.746222          $ 9.219465        $ 9.540724       $ 8.892934                 n/a
   Net Assets (in thousands)                         $ 5               $ 165              $ 76            $ 811                 n/a
   Units Outstanding (in thousands)                    1                  18                 8               91                 n/a
   Total Return ****                              31.48%              22.70%            24.23%           18.92%                 n/a
   Investment Income Ratio **                      0.00%               1.22%             1.78%            1.97%                 n/a
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 5.131035          $ 7.513889        $ 7.679621       $ 7.478129                 n/a
   Net Assets (in thousands)                         $ 4               $ 134              $ 30            $ 753                 n/a
   Units Outstanding (in thousands)                    1                  18                 4              101                 n/a
   Total Return ****                             -30.38%             -21.06%          -23.20%*          -14.04%                 n/a
   Investment Income Ratio **                      0.00%               1.07%             2.83%            1.91%                 n/a
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%                 n/a


                                                                  JNL/S&P          JNL/S&P          JNL/S&P             JNL/S&P
                                            JNL/S&P               Managed          Managed          Managed             Managed
                                         Equity Growth       Aggressive Growth   Conservative       Growth              Moderate
                                         Portfolio II (c)      Portfolio (b)      Portfolio      Portfolio (b)          Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                        n/a          $13.501060               n/a       $13.091850                 n/a
   Net Assets (in thousands)                         n/a               $ 214               n/a            $ 104                 n/a
   Units Outstanding (in thousands)                  n/a                  16               n/a                8                 n/a
   Total Return ****                                 n/a              13.85%               n/a           12.45%                 n/a
   Investment Income Ratio **                        n/a               0.65%               n/a            1.02%                 n/a
   Ratio of Expenses ***                             n/a               1.50%               n/a            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a          $11.858646               n/a       $11.642288                 n/a
   Net Assets (in thousands)                         n/a               $ 188               n/a             $ 92                 n/a
   Units Outstanding (in thousands)                  n/a                  16               n/a                8                 n/a
   Total Return ****                                 n/a               6.87%               n/a            5.84%                 n/a
   Investment Income Ratio **                        n/a               0.80%               n/a            1.20%                 n/a
   Ratio of Expenses ***                             n/a               1.50%               n/a            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $ 9.094135          $11.096794               n/a       $10.999866                 n/a
   Net Assets (in thousands)                         $ -               $ 182               n/a             $ 87                 n/a
   Units Outstanding (in thousands)                    -                  16               n/a                8                 n/a
   Total Return ****                              -0.25%             10.97%*               n/a          10.00%*                 n/a
   Investment Income Ratio **                      0.17%               0.17%               n/a            0.99%                 n/a
   Ratio of Expenses ***                           1.50%               1.50%               n/a            1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 9.116580                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                        $ 46                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                    5                 n/a               n/a              n/a                 n/a
   Total Return ****                              25.26%                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                      0.13%                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                           1.50%                 n/a               n/a              n/a                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 7.278034                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                        $ 51                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                    7                 n/a               n/a              n/a                 n/a
   Total Return ****                             -27.18%                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                      0.20%                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                           1.50%                 n/a               n/a              n/a                 n/a


* TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

** THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

*** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

**** TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

(a) COMMENCEMENT OF OPERATIONS JANUARY 4, 2002

(b) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(c) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION APRIL 30, 2004. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2004.

(d) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1, 2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

JNLNY SEPARATE ACCOUNT II
Notes to Financial Statements (continued)

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)


                                             JNL/S&P              JNL/S&P           JNL/S&P          JNL/S&P             JNL/S&P
                                             Managed             Retirement       Retirement       Retirement          Retirement
                                         Moderate Growth            2015             2020             2025               Income
                                          Portfolio (b)        Portfolio (e)     Portfolio (e)    Portfolio (e)       Portfolio (e)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $12.590260         $ 10.844690       $ 10.972860      $ 11.041870         $ 10.588360
   Net Assets (in thousands)                     $ 1,077                 $ -               $ -              $ -                 $ -
   Units Outstanding (in thousands)                   86                   -                 -                -                   -
   Total Return ****                              10.51%              8.45%*            9.73%*          10.42%*              5.88%*
   Investment Income Ratio **                      1.27%               0.00%             0.00%            0.00%               0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $11.393084                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                     $ 1,032                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                   91                 n/a               n/a              n/a                 n/a
   Total Return ****                               4.83%                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                      1.48%                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                           1.50%                 n/a               n/a              n/a                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.867864                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                     $ 1,152                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                  106                 n/a               n/a              n/a                 n/a
   Total Return ****                              8.68%*                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                      1.19%                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                           1.50%                 n/a               n/a              n/a                 n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                 n/a
   Total Return ****                                 n/a                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a               n/a              n/a                 n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a              n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a              n/a                 n/a
   Total Return ****                                 n/a                 n/a               n/a              n/a                 n/a
   Investment Income Ratio **                        n/a                 n/a               n/a              n/a                 n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a              n/a                 n/a


                                             JNL/S&P               JNL/S&P       JNL/Salomon
                                         Very Aggressive       Very Aggressive     Brothers        JNL/Select          JNL/Select
                                             Growth                Growth          Balanced         Balanced         Global Growth
                                        Portfolio I (b)(d)   Portfolio II (b)(c) Portfolio (d)    Portfolio (b)      Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                        n/a                 n/a               n/a       $12.635820         $ 11.237288
   Net Assets (in thousands)                         n/a                 n/a               n/a             $ 75                 $ -
   Units Outstanding (in thousands)                  n/a                 n/a               n/a                6                   -
   Total Return ****                                 n/a                 n/a               n/a           11.97%              11.62%
   Investment Income Ratio **                        n/a                 n/a               n/a            2.54%               0.00%
   Ratio of Expenses ***                             n/a                 n/a               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a                 n/a               n/a       $11.285278             $ 10.07
   Net Assets (in thousands)                         n/a                 n/a               n/a             $ 84                 $ -
   Units Outstanding (in thousands)                  n/a                 n/a               n/a                7                   -
   Total Return ****                                 n/a                 n/a               n/a            3.74%               0.40%
   Investment Income Ratio **                        n/a                 n/a               n/a            3.57%               0.00%
   Ratio of Expenses ***                             n/a                 n/a               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.217057          $ 9.790572        $10.816996       $10.878813         $ 10.026916
   Net Assets (in thousands)                         $ -                 $ -               $ -             $ 95                 $ -
   Units Outstanding (in thousands)                    -                   -                 -                9                   -
   Total Return ****                              2.17%*             -2.09%*             2.27%           8.79%*               9.70%
   Investment Income Ratio **                      0.02%               0.00%             3.50%            0.10%               0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a        $10.576763              n/a          $ 9.140161
   Net Assets (in thousands)                         n/a                 n/a              $ 89              n/a                 $ -
   Units Outstanding (in thousands)                  n/a                 n/a                 8              n/a                   -
   Total Return ****                                 n/a                 n/a            15.30%              n/a              22.12%
   Investment Income Ratio **                        n/a                 n/a             1.98%              n/a               0.00%
   Ratio of Expenses ***                             n/a                 n/a             1.50%              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a        $ 9.172871              n/a          $ 7.484388
   Net Assets (in thousands)                         n/a                 n/a              $ 92              n/a                 $ -
   Units Outstanding (in thousands)                  n/a                 n/a                10              n/a                   -
   Total Return ****                                 n/a                 n/a            -8.66%              n/a            -25.16%*
   Investment Income Ratio **                        n/a                 n/a             0.00%              n/a               0.00%
   Ratio of Expenses ***                             n/a                 n/a             1.50%              n/a               1.50%


* TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

** THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

*** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

**** TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

(a) COMMENCEMENT OF OPERATIONS JANUARY 16, 2002

(b) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(c) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION APRIL 30, 2004. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2004.

(d) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1, 2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(e) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.

JNLNY SEPARATE ACCOUNT II
Notes to Financial Statements (continued)

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)



                                            JNL/Select           JNL/Select       JNL/Select    JNL/T. Rowe Price     JNL/T. Rowe
                                             Large Cap          Money Market        Value      Established Growth    Price Mid-Cap
                                         Growth Portfolio        Portfolio        Portfolio      Portfolio (c)     Growth Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $ 6.863634          $10.339970               n/a       $12.811500         $ 14.440930
   Net Assets (in thousands)                         $ 6                $ 35               n/a             $ 42                $ 37
   Units Outstanding (in thousands)                    1                   3               n/a                3                   3
   Total Return ****                               3.05%               2.97%               n/a           12.01%               5.21%
   Investment Income Ratio **                      0.00%               4.41%               n/a            0.44%               0.82%
   Ratio of Expenses ***                           1.50%               1.50%               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $ 6.660430          $10.041958               n/a       $11.437992         $ 13.725926
   Net Assets (in thousands)                         $ 6               $ 142               n/a             $ 38                $ 42
   Units Outstanding (in thousands)                    1                  14               n/a                3                   3
   Total Return ****                               3.12%               1.18%               n/a            4.51%              12.40%
   Investment Income Ratio **                      0.00%               2.66%               n/a            0.21%               0.36%
   Ratio of Expenses ***                           1.50%               1.50%               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $ 6.459174          $ 9.924430               n/a       $10.943963         $ 12.211635
   Net Assets (in thousands)                         $ 6               $ 140               n/a              $ -                $ 29
   Units Outstanding (in thousands)                    1                  14               n/a                -                   2
   Total Return ****                              10.01%              -0.72%               n/a           9.44%*              16.28%
   Investment Income Ratio **                      0.00%               0.70%               n/a            0.00%               0.00%
   Ratio of Expenses ***                           1.50%               1.50%               n/a            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 5.871481          $ 9.996169               n/a              n/a         $ 10.502136
   Net Assets (in thousands)                        $ 10               $ 287               n/a              n/a                $ 11
   Units Outstanding (in thousands)                    2                  29               n/a              n/a                   1
   Total Return ****                              33.44%              -1.03%               n/a              n/a              36.54%
   Investment Income Ratio **                      0.00%               0.47%               n/a              n/a               0.00%
   Ratio of Expenses ***                           1.50%               1.50%               n/a              n/a               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 4.400109          $10.100480               n/a              n/a          $ 7.691858
   Net Assets (in thousands)                         $ 7               $ 292               n/a              n/a                 $ 8
   Units Outstanding (in thousands)                    2                  29               n/a              n/a                   1
   Total Return ****                             -30.80%              -0.44%               n/a              n/a             -23.09%
   Investment Income Ratio **                      0.00%               1.08%               n/a              n/a               0.00%
   Ratio of Expenses ***                           1.50%               1.50%               n/a              n/a               1.50%


                                                                                                  JNL/Western
                                            JNL/T. Rowe         JNL/Western      JNL/Western    U.S. Government
                                            Price Value       High Yield Bond   Strategic Bond     & Quality
                                           Portfolio (c)       Portfolio (a)    Portfolio (b)   Bond Portfolio (c)
                                         -----------------     -------------    -------------    --------------

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $13.962970          $12.430310        $11.973210      $10.610080
   Net Assets (in thousands)                        $ 91                 $ -              $ 79             $ -
   Units Outstanding (in thousands)                    7                   -                 7               -
   Total Return ****                              18.24%               8.87%             3.13%           1.72%
   Investment Income Ratio **                      1.45%               0.00%             0.08%           0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%           1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $11.809284          $11.417303        $11.609835      $10.430787
   Net Assets (in thousands)                        $ 50                 $ -             $ 124             $ -
   Units Outstanding (in thousands)                    4                   -                11               -
   Total Return ****                               4.57%               0.18%             1.10%           0.83%
   Investment Income Ratio **                      1.99%               0.00%             6.25%           0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%           1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $11.293156          $11.397306        $11.483868      $10.344456
   Net Assets (in thousands)                         $ -                 $ -              $ 31             $ -
   Units Outstanding (in thousands)                    -                   -                 3               -
   Total Return ****                             12.93%*               6.61%             5.32%          3.44%*
   Investment Income Ratio **                      0.00%               0.00%             4.53%           0.00%
   Ratio of Expenses ***                           1.50%               1.50%             1.50%           1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a          $10.690846        $10.903712             n/a
   Net Assets (in thousands)                         n/a                 $ -               $ -             n/a
   Units Outstanding (in thousands)                  n/a                   -                 -             n/a
   Total Return ****                                 n/a              6.91%*            9.04%*             n/a
   Investment Income Ratio **                        n/a               0.00%             0.00%             n/a
   Ratio of Expenses ***                             n/a               1.50%             1.50%             n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a               n/a             n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a             n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a             n/a
   Total Return ****                                 n/a                 n/a               n/a             n/a
   Investment Income Ratio **                        n/a                 n/a               n/a             n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a             n/a


* TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

** THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

*** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

**** TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

(a) COMMENCEMENT OF OPERATIONS SEPTEMBER 25, 2003

(b) COMMENCEMENT OF OPERATIONS FEBRUARY 28, 2003.

(c) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Jackson National Life Insurance Company and Contract Owners of JNLNY Separate Account II:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account II (Separate Account) as listed in Note 1 of the financial statements as of December 31, 2006, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2006 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts within JNLNY Separate Account II as listed in Note 1 of the financial statements as of December 31, 2006, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.



KPMG LLP



Chicago, Illinois
March 21, 2007

Jackson National Life Insurance

Company of New York



Financial Statements

December 31, 2006



JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

------------------------------------------------------------------




Report of Independent Registered Public Accounting Firm                                         1



Balance Sheets                                                                                  2



Income Statements                                                                               3



Statements of Stockholder's Equity and Comprehensive Income                                     4



Statements of Cash Flows                                                                        5



Notes to Financial Statements                                                                   6


KPMG Letterhead






             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance
   Company of New York:


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2006 and 2005, and the related income statements and statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2006 in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP



Chicago, Illinois
March 13, 2007

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS



BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE INFORMATION)


                                                                                                     DECEMBER 31,
ASSETS                                                                                          2006           2005
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Investments:
Cash and short-term investments                                                                 $ 10,594       $ 23,542
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2006, $1,433,452; 2005, $1,452,456)                          1,444,190      1,477,000
Equities (cost: 2006, $261; 2005, $285)                                                              298            310
Trading securities, at fair value (cost: 2006, $1,000; 2005, $0)                                   1,060              -
Policy loans                                                                                          53             46
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total investments                                                                              1,456,195      1,500,898

Accrued investment income                                                                         18,721         19,738
Deferred acquisition costs                                                                       128,772        109,106
Deferred sales inducements                                                                        15,660         14,536
Reinsurance recoverable                                                                            1,644          1,641
Income taxes receivable from Parent                                                                1,109          2,392
Receivable from Parent                                                                               141              -
Other assets                                                                                       3,657          2,660
Separate account assets                                                                        1,224,943        799,209
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total assets                                                                                 $ 2,850,842    $ 2,450,180
                                                                                            =============  =============
                                                                                            =============  =============

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                                          $ 21,435       $ 14,571
Deposits on investment contracts                                                               1,372,147      1,419,694
Securities lending payable                                                                         3,408         13,229
Deferred income taxes                                                                             12,082          8,992
Income taxes payable to Parent                                                                         -              -
Other liabilities                                                                                 13,234          8,257
Separate account liabilities                                                                   1,224,943        799,209
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total liabilities                                                                              2,647,249      2,263,952
                                                                                            -------------  -------------
                                                                                            -------------  -------------

STOCKHOLDER'S EQUITY
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding                                                                 2,000          2,000
Additional paid-in capital                                                                       141,000        141,000
Accumulated other comprehensive income, net of
tax of $1,698 in 2006 and $3,625 in 2005                                                           3,153          6,733
Retained earnings                                                                                 57,440         36,495
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total stockholder's equity                                                                       203,593        186,228
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total liabilities and stockholder's equity                                                   $ 2,850,842    $ 2,450,180
                                                                                            =============  =============


See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS

INCOME STATEMENTS
(IN THOUSANDS)

                                                                                 YEARS ENDED DECEMBER 31,
                                                                           2006          2005           2004
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
REVENUES
Premiums, net of reinsurance                                                 $ (580)       $ (375)         $ (30)
Net investment income                                                        87,093        86,710         85,323
Net realized gains (losses) on investments                                       81          (236)         4,378
Fee income                                                                   23,556        15,982          9,687
Other income                                                                    170           120            116
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Total revenues                                                              110,320       102,201         99,474
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------

BENEFITS AND EXPENSES
Policyholder benefits                                                         5,081         5,229          5,397
Interest credited on deposit liabilities                                     47,865        48,814         51,786
Decrease in reserves, net of reinsurance recoverables                          (147)       (1,587)          (914)
Commissions                                                                  31,722        24,932         23,903
General and administrative expenses                                           6,324         5,868          3,988
Taxes, licenses and fees                                                        762          (564)           683
Deferral of acquisition costs                                               (31,102)      (25,054)       (23,522)
Deferral of sales inducements                                                (3,994)       (4,179)        (4,680)
Amortization of deferred acquisition costs:
Attributable to operations                                                   18,384        19,180         14,896
Attributable to net realized gains (losses) on investments                       27           (81)         1,510
Amortization of deferred sales inducements:
Attributable to operations                                                    4,139         3,753          3,510
Attributable to net realized gains (losses) on investments                        5           (15)           295
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Total benefits and expenses                                                  79,066        76,296         76,852
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Pretax income                                                                31,254        25,905         22,622
Income tax expense                                                           10,309         9,066          7,918
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
NET INCOME                                                                 $ 20,945      $ 16,839       $ 14,704
                                                                        ============  ============  =============

See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS

STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

                                                                        YEARS ENDED DECEMBER 31,
                                                                 2006           2005         2004
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
COMMON STOCK
Beginning and end of year                                         $ 2,000        $ 2,000      $ 2,000
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

ADDITIONAL PAID-IN CAPITAL
Beginning and end of year                                         141,000        141,000      141,000
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                                   6,733         20,377       19,205
Net unrealized investment gains (losses), net of
       reclassification adjustment and net of tax                  (3,580)       (13,644)       1,172
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
End of year                                                         3,153          6,733       20,377
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

RETAINED EARNINGS
Beginning of year                                                  36,495         19,656        4,952
Net income                                                         20,945         16,839       14,704
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
End of year                                                        57,440         36,495       19,656
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

TOTAL STOCKHOLDER'S EQUITY                                       $203,593       $186,228     $183,033
                                                              ============  ============= ===========


                                                                              YEARS ENDED DECEMBER 31,
                                                                         2006         2005          2004
                                                                     ------------- ------------  ------------
                                                                     ------------- ------------  ------------

Net income                                                               $ 20,945     $ 16,839      $ 14,704
Net unrealized holding gains (losses) arising during
the period, net of tax of $(1,671) in 2006;
$(6,333) in 2005 and $2,318 in 2004                                        (3,105)     (11,761)        4,305
Reclassification adjustment for gains included
in net income, net of tax of $(256) in 2006;
$(1,014) in 2005 and $(1,687) in 2004                                        (475)      (1,883)       (3,133)
                                                                     ------------- ------------  ------------
                                                                     ------------- ------------  ------------

COMPREHENSIVE INCOME                                                     $ 17,365      $ 3,195      $ 15,876
                                                                     ============= ============  ============

See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

                                                                                     YEARS ENDED DECEMBER 31,
                                                                                2006           2005            2004
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                      $ 20,945       $ 16,839        $ 14,704
Adjustments to reconcile net income to
net cash provided by operating activities:
Net realized (gains) losses on investments                                           (81)           236          (4,378)
Unrealized gains on trading portfolio                                                (60)             -             (84)
Interest credited on deposit liabilities                                          47,865         48,814          51,786
Amortization of premium on investments                                             2,515          3,295           3,185
Deferred income tax provision                                                      5,018          5,214             637
Other charges                                                                        233           (713)            470
Change in:
Accrued investment income                                                          1,017            774            (601)
Deferred sales inducements and acquisition costs                                 (12,561)        (6,398)         (7,991)
Trading portfolio activity, net                                                   (1,000)         1,084            (860)
Income taxes (receivable) payable to Parent                                        1,283         (4,808)          2,388
Claims payable                                                                     4,741           (991)          3,743
Other assets and liabilities, net                                                  5,251            655          (2,676)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                         75,166         64,001          60,323
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

CASH FLOWS FROM INVESTING ACTIVITIES: Fixed maturities and equities available for sale:
Sales                                                                            143,627         57,079          80,100
Principal repayments, maturities, calls
and redemptions                                                                  111,799        114,753         117,453
Purchases                                                                       (238,834)      (188,266)       (266,312)
Other investing activities                                                        (9,828)          (597)         (6,130)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                                6,764        (17,031)        (74,889)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                                         451,770        348,025         327,922
Withdrawals                                                                     (234,139)      (162,209)       (112,642)
Net transfers to separate accounts                                              (312,509)      (250,512)       (198,055)
Capital contribution                                                                   -              -               -
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                              (94,878)       (64,696)         17,225
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
INVESTMENTS                                                                      (12,948)       (17,726)          2,659

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                                23,542         41,268          38,609
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                                    $ 10,594       $ 23,542        $ 41,268
                                                                             ============   ============   =============

See accompanying notes to financial statements.



               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "Jackson/NY") is wholly owned by Jackson National Life Insurance Company ("Jackson" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson/NY is licensed to sell group and individual annuity products (including immediate, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; and 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits.

     CHANGES IN ACCOUNTING PRINCIPLES
     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("FAS") No. 157, "Fair Value Measurements" ("FAS 157"), which establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement. FAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity's own credit risk. FAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs in situations where there is little or no market activity for the asset or liability. In addition, FAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. FAS 157 will be applied prospectively and is effective for fiscal years beginning after November 15, 2007. Retrospective application is required for certain financial instruments as a cumulative effect adjustment to the opening balance of retained earnings. Jackson/NY has not yet quantified the impact of adoption on the Company's financial statements.

     In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require additional disclosures and is effective for fiscal years beginning after December 15, 2006. Jackson /NY does not expect adoption to have a material impact on the Company's financial statements.

     In February 2006, the FASB issued Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement, effective for financial instruments acquired or issued after the beginning of an entity's first fiscal year after September 15, 2006, allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS No. 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 is not expected to have a material impact on the Company's financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquistion costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Jackson/NY does not expect adoption to have a material impact on the Company's financial statements.

     In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 did not have a material impact on the Company's financial statements.

     In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-01"). EITF 03-01 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the FASB issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, `The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-01 until the FASB has resolved certain implementation issues. On June 29, 2005, the FASB concluded that the current guidance included in EITF 03-01 was adequate and that further clarification was not necessary. Jackson/NY adopted the requirements of EITF 03-01 for the year ended December 31, 2004, with no material impact on the Company's financial statements.

     Effective January 1, 2004, Jackson/NY adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. The adoption of SOP 03-1 did not have a material impact on the Company's financial statements.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities are carried at fair value. Equities are reduced to estimated net realizable value for declines in fair value considered to be other-than-temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities, which consist of seed money that supports newly established variable funds, are carried at fair value with changes in value included in net investment income in the income statement. During 2006, 2005 and 2004, $60 thousand, nil and $84 thousand of investment income recognized relates to trading securities held at December 31, 2006, 2005 and 2004, respectively.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs and deferred sales inducements adjustments, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     EMBEDDED DERIVATIVES
     The Company offers a guaranteed minimum income benefit on certain of its variable annuity products. Beginning in 2003, the liability is ceded to an unaffiliated company. The structure of the reinsurance agreement creates an embedded derivative, as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $1.5 million, $(431) thousand and $349 thousand in 2006, 2005 and 2004, respectively, is included in decrease in reserves, net of reinsurance recoverables. The fair value of the embedded derivative of $1.5 million and $45 thousand at December 31, 2006 and 2005, respectively, is included in reserves for future policy benefits and claims payable.

     The Company offers a guaranteed minimum withdrawal benefit on certain of its variable annuity products. The structure of this guarantee creates an embedded derivative as defined by FAS 133. The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $2.0 million, $1.1 million and $591 thousand in 2006, 2005 and 2004, respectively, is included in decrease in reserves, net of reinsurance recoverables. The fair value of the embedded derivative of $3.6 million and $1.6 million at December 31, 2006 and 2005, respectively, is included in other assets.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $5.0 million and $11.9 million at December 31, 2006 and 2005, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $1.0 million and $2.3 million at December 31, 2006 and 2005, respectively, to reflect this adjustment.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with Jackson, Brooke Life and Life Insurance Company of Georgia (for the period May 19, 2005 through December 31, 2005). The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4% to 7%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder's account value.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $1,224.9 million and $799.2 million at December 31, 2006 and 2005, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.


3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required of the fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     SEPARATE ACCOUNT ASSETS:

     Separate account assets are carried at the fair value of the underlying securities.

     EMBEDDED DERIVATIVES:
     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. The net settlement is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $1.35 billion and $1.31 billion, respectively, at December 31, 2006 and $1.40 billion and $1.34 billion, respectively, at December 31, 2005.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The fair value approximated $1,160.2 million and $752.4 million at December 31, 2006 and 2005, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, asset-backed, utility and government bonds. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2006, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2006, the carrying value of investments rated by the Company's affiliated investment advisor totaled $8.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.


                                                                       PERCENT OF TOTAL
                                                                       FIXED MATURITIES
                  INVESTMENT RATING                                    DECEMBER 31, 2006
                                                                  ----------------------------
                                                                  ----------------------------
                  AAA                                                        15.8%
                  AA                                                          7.0%
                  A                                                          27.5%
                  BBB                                                        44.0%
                                                                  ----------------------------
                                                                  ----------------------------
                      Investment grade                                       94.3%
                                                                  ----------------------------
                                                                  ----------------------------
                  BB                                                          5.0%
                  B and below                                                 0.7%
                                                                  ----------------------------
                                                                  ----------------------------
                         Below investment grade                               5.7%
                                                                  ----------------------------
                      Total fixed maturities                                    100.0%
                                                                  ----------------------------



     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were nil and $17.4 thousand, respectively, at December 31, 2006. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2006 were nil and $17.4 thousand, respectively, and for the 12 months preceding December 31, 2005 were nil and $18.1 thousand, respectively.




4.    INVESTMENTS (CONTINUED)

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows
     (in thousands):

                                         COST OR         GROSS         GROSS
                                        AMORTIZED      UNREALIZED   UNREALIZED        FAIR
December 31, 2006                          COST          GAINS        LOSSES         VALUE
                                       -------------  ------------- ------------  -------------
                                       -------------  ------------- ------------  -------------
U.S. Treasury securities                      $ 509            $ -          $ 2          $ 507
Public utilities                            126,532          3,919          376        130,075
Corporate securities                        979,901         17,470       10,975        986,396
Asset-backed securities                     326,510          3,643        2,941        327,212
                                       -------------  ------------- ------------  -------------
                                       -------------  ------------- ------------  -------------
Total fixed maturities                  $ 1,433,452       $ 25,032     $ 14,294    $ 1,444,190
                                       =============  ============= ============  =============
                                       =============  ============= ============  =============

Equities                                      $ 261           $ 37          $ -          $ 298
                                       =============  ============= ============  =============

                                             COST OR         GROSS          GROSS
                                            AMORTIZED      UNREALIZED    UNREALIZED        FAIR
December 31, 2005                              COST          GAINS         LOSSES          VALUE
                                           -------------  -------------  ------------  --------------
                                           -------------  -------------  ------------  --------------
U.S. Treasury securities                          $ 511            $ 5           $ -           $ 516
Public utilities                                138,066          6,169           240         143,995
Corporate securities                          1,084,091         29,391         9,330       1,104,152
Asset-backed securities                         229,788          1,421         2,872         228,337
                                           -------------  -------------  ------------  --------------
                                           -------------  -------------  ------------  --------------
Total fixed maturities                      $ 1,452,456       $ 36,986      $ 12,442     $ 1,477,000
                                           =============  =============  ============  ==============
                                           =============  =============  ============  ==============

Equities                                          $ 285           $ 25           $ -           $ 310
                                           =============  =============  ============  ==============


     At December 31, 2006 and 2005, available for sale securities without a readily ascertainable market value having an amortized cost of $177.2 million and $196.1 million, respectively, had an estimated fair value of $174.9 million and $195.3 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2006, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                                          AMORTIZED      FAIR
                                                           COST         VALUE
                                                    -------------- --------------
                                                    -------------- --------------
Due in 1 year or less                                    $ 76,322       $ 76,351
Due after 1 year through 5 years                          422,754        431,534
Due after 5 years through 10 years                        555,831        557,986
Due after 10 years through 20 years                        47,571         46,351
Due after 20 years                                          4,464          4,756
Asset-backed securities                                   326,510        327,212
                                                    -------------- --------------
                                                    -------------- --------------
Total                                                 $ 1,433,452    $ 1,444,190
                                                    ============== ==============

     U.S. Treasury securities with a carrying value of $507 thousand and $516 thousand at December 31, 2006 and 2005, respectively, were on deposit with the State of New York as required by state insurance law.



4.    INVESTMENTS (CONTINUED)

     The fair value and the amount of gross unrealized losses in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):

                                                LESS THAN 12 MONTHS         12 MONTHS OR LONGER          TOTAL
                                            --------------------------  ---------------------------  --------------------------
                                            --------------------------  ---------------------------  --------------------------
                                               GROSS                       GROSS                        GROSS
                                             UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR
December 31, 2006                              LOSSES        VALUE         LOSSES         VALUE        LOSSES         VALUE
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
U.S. Treasury securities                             $ 2        $ 507            $ -           $ -           $ 2         $ 507
Public utilities                                     108       27,906            268         7,018           376        34,924
Corporate securities                               1,442      126,230          9,533       320,824        10,975       447,054
Asset-backed securities                              212       43,551          2,729       108,746         2,941       152,297
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
Subtotal - fixed maturities                        1,764      198,194         12,530       436,588        14,294       634,782
Equities                                               -            -              -             -             -             -
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
Total temporarily impaired
securities                                       $ 1,764    $ 198,194       $ 12,530     $ 436,588      $ 14,294     $ 634,782
                                            =============  ===========  =============  ============  ============  ============


                                               LESS THAN 12 MONTHS        12 MONTHS OR LONGER        TOTAL
                                            --------------------------  ------------------------  --------------------------
                                            --------------------------  ------------------------  --------------------------
                                               GROSS                       GROSS                     GROSS
                                             UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED       FAIR
December 31, 2005                              LOSSES        VALUE        LOSSES        VALUE        LOSSES        VALUE
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Public utilities                                   $ 162     $ 10,485          $ 78     $ 1,918          $ 240     $ 12,403
Corporate securities                               7,381      353,732         1,949      40,856          9,330      394,588
Asset-backed securities                            2,341      126,062           531      20,214          2,872      146,276
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Subtotal - fixed maturities                        9,884      490,279         2,558      62,988         12,442      553,267
Equities                                               -            -             -           -              -            -
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Total temporarily impaired
securities                                       $ 9,884    $ 490,279       $ 2,558    $ 62,988       $ 12,442    $ 553,267
                                            ============= ============  ============  ==========  =============  ===========


     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below the amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in value and the Company's ability and intent to hold a security to recovery in value or of contractual cash flows. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the income statement.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming, or potential problem securities, are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding


4.    INVESTMENTS (CONTINUED)

     underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g. minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to the recognition of impairment losses affected other investments, such investments were reviewed for other-than-temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of
     Interest Income and Impairment on Purchased and Retained Beneficial
     Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its other than high quality structured securities, including certain asset-backed securities and collateralized debt obligations, are other-than-temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received on a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity and realize a loss.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2006, 79.0% were investment grade, 4.0% were below investment grade and 17.0% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 29.4% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2006, the industries representing the larger unrealized losses included manufacturing (12.6% of fixed maturities gross unrealized losses) and construction materials (11.9%). The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2006.




4.    INVESTMENTS (CONTINUED)

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2006 were as follows (in thousands):

Less than one year                                     $ 90
One to five years                                     2,438
Five to ten years                                     7,406
More than ten years                                   1,419
Asset-backed securities                               2,941
                                                ------------
                                                ------------
Total gross unrealized losses                      $ 14,294
                                                ============


     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2006 and 2005, the estimated fair value of loaned securities was $3.3 million and $12.9 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.
     Cash collateral received, in the amount of $3.4 million and $13.2 million at December 31, 2006 and 2005, respectively, was invested by the agent bank and included in cash and short-term investments. A securities lending payable is included in liabilities for cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2006, 2005 and 2004 is related to earnings on short-term investments, fixed maturity securities, equities and trading securities. Investment expenses totaled $740 thousand, $579 thousand and $515 thousand in 2006, 2005 and 2004, respectively.

      Net realized  investment gains (losses) on investments were as follows
     (in thousands):

                                                YEARS ENDED DECEMBER 31,
                                           2006           2005          2004
                                        ------------  -------------  ------------
                                        ------------  -------------  ------------
Sales of fixed maturities:
Gross gains                              $      2,949  $      1,828   $    5,322
Gross losses                                 (2,873)        (1,906)       (1,594)
Sales of equities:
Gross gains                                       5              -           901
Impairment losses                                 -           (158)         (251)
                                        ------------  -------------  ------------
                                        ------------  -------------  ------------
Total                                          $ 81         $ (236)      $ 4,378
                                        ============  =============  ============

6.   REINSURANCE

     The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $500 thousand. Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.


6.   REINSURANCE (CONTINUED)
     The effect of reinsurance on premiums was as follows (in thousands):

                                                         YEARS ENDED DECEMBER 31,
                                                  2006          2005           2004
                                               ------------  ------------  -------------
                                               ------------  ------------  -------------
Direct premiums                                      $ 723         $ 637          $ 619
Less reinsurance ceded:
Life                                                  (636)         (518)          (473)
Guaranteed annuity benefits                           (667)         (494)          (176)
                                               ------------  ------------  -------------
                                               ------------  ------------  -------------
Net premiums                                        $ (580)       $ (375)         $ (30)
                                               ============  ============  =============

     Components of the reinsurance recoverable asset were as follows (in thousands):

                                            DECEMBER 31,
                                        2006            2005
                                     ------------   -------------
                                     ------------   -------------
Ceded reserves                           $ 1,635         $ 1,406
Ceded claims liability                         -             225
Ceded other                                    9              10
                                     ------------   -------------
                                     ------------   -------------
Total                                    $ 1,644         $ 1,641
                                     ============   =============

7.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows
     (in thousands):

                                             YEARS ENDED DECEMBER 31,
                                        2006          2005          2004
                                    -------------  ------------  ------------
                                    -------------  ------------  ------------
Current tax expense                      $ 5,291       $ 3,852       $ 7,281
Deferred tax expense                       5,018         5,214           637
                                    -------------  ------------  ------------
                                    -------------  ------------  ------------

Income tax expense                      $ 10,309       $ 9,066       $ 7,918
                                    =============  ============  ============


     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2006, 2005 and 2004 as follows (in thousands):

                                                            YEARS ENDED DECEMBER 31,
                                                      2006          2005           2004
                                                  -------------  ------------  -------------
                                                  -------------  ------------  -------------
Income taxes at statutory rate                        $ 10,939       $ 9,067        $ 7,918
Dividends received deduction                              (630)            -              -
Other                                                        -            (1)             -
                                                  -------------  ------------  -------------
                                                  -------------  ------------  -------------
Provision for federal income taxes                    $ 10,309       $ 9,066        $ 7,918
                                                  =============  ============  =============
                                                  =============  ============  =============

Effective tax rate                                       33.0%         35.0%          35.0%
                                                  =============  ============  =============

     Federal income taxes of $4.0 million, $6.2 million and $4.9 million were paid to Jackson in 2006, 2005 and 2004, respectively.


7.   FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                              DECEMBER 31,
                                                                          2006            2005
                                                                       ------------   -------------
                                                                       ------------   -------------
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                 $ 36,261        $ 36,208
Investments                                                                     98              95
Other, net                                                                     858             555
                                                                       ------------   -------------
                                                                       ------------   -------------
Total gross deferred tax asset                                              37,217          36,858
                                                                       ------------   -------------
                                                                       ------------   -------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                           (45,507)        (37,251)
Net unrealized gains on available for sale securities                       (3,792)         (8,599)
Other, net
                                                                       ------------   -------------
                                                                       ------------   -------------
Total gross deferred tax liability                                         (49,299)        (45,850)
                                                                       ------------   -------------
                                                                       ------------   -------------

NET DEFERRED TAX LIABILITY                                              $   (12,082)   $     (8,992)
                                                                       ============   =============


     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the gross deferred tax asset.

     At December 31, 2006, the Company had no federal tax capital loss carryforwards available for future use.

8.   CONTINGENCIES

     The Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to Jackson in 2006, 2005 or 2004.

     Statutory capital and surplus of the Company, as reported in its Annual
     Statement, was $134.6 million and $132.4 million at December 31, 2006 and 2005, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $3.4 million, $11.9 million, and $14.8 million in 2006, 2005 and 2004, respectively.

10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $22 thousand, $23 thousand, and $22 thousand in 2006, 2005 and 2004, respectively. The future lease obligations at December 31, 2006 relating to this lease are immaterial.




11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $517 thousand, $522 thousand and $510 thousand to PPM for investment advisory services during 2006, 2005 and 2004, respectively.

     The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $4.2 million, $3.9 million and $2.9 million in 2006, 2005 and 2004, respectively.

12.  BENEFIT PLANS

     The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its parent. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed this 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $100 thousand, $49 thousand and $36 thousand in 2006, 2005 and 2004, respectively.

     The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2006 and 2005, Jackson's liability for the Company's portion of such plans totaled $1,879 thousand and $1,437 thousand, respectively. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, totaled nil, $33 thousand and nil in 2006, 2005 and 2004, respectively.


PART C.  OTHER INFORMATION

Item 24        Financial Statements and Exhibits

               (a) Financial Statements:

                     (1) Financial statements and schedules included in Part A:

                                 Not Applicable

                     (2) Financial statements and schedules included in Part B:

                            JNLNY Separate Account II

                            Report of Independent Registered Public Accounting
                              Firm
                            Statements of Assets and Liabilities as of
                              December 31, 2006
                            Statement of Operations for the
                              period ended December 31, 2006
                            Statement of Changes in Net Assets for the periods
                              ended December 31, 2006 and 2005
                            Notes to Financial Statements

                            Jackson National Life Insurance Company of New York

                            Report of Independent Registered Public Accounting Firm
                            Balance Sheets for the years ended December 31,
                              2006 and 2005
                            Income Statements for the years ended December 31,
                              2006, 2005 and 2004
                            Statements of Stockholder's Equity and Comprehensive
                              Income for the years ended December 31, 2006, 2005 and 2004
                            Statements of Cash Flows for the years ended
                              December 31, 2006, 2005 and 2004
                            Notes to Financial Statements

Item 24. (b) Exhibits

Exhibit No.          Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Form N-4 filed on September 10, 1999 (File Nos. 333-86933 and 811-09577).

2.                   Not Applicable

3.a. Form of General Distributor Agreement, incorporated by reference to Registrant's Form N-4 electronically filed on September 10, 1999 (File Nos. 333-86933 and 811-09577).

b. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4.a. Form of the Perspective Advisors Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 21, 1999 (File Nos. 333-86933 and 811-09577).

b. Form of the Perspective Advisors Fixed and Variable Annuity Contract (Unisex Tables), incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 21, 1999 (File Nos. 333-86933 and 811-09577).

c. Form of the Perspective Advisors Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on October 10, 2001 (File Nos. 333-86933 and 811-09577).

d. Form of Spousal Continuation Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on October 10, 2001 (File Nos. 333-86933 and 811-09577).

e. Form of Preselected Death Benefit Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on April 30, 2002 (File Nos. 333-86933 and 811-09577).

f. Form of Guaranteed Options Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on April 30, 2003 (File Nos. 333-86933 and 811-09577).

g. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto.

h. Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, attached hereto.

i. Specimen of the 7% Guaranteed Minimum Withdrawal Benefit With 5 Year Step-Up Endorsement, attached hereto.

j. Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, attached hereto.

k. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto.

l. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto.

m. Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, attached hereto.

5. Form of the Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 21, 1999 (File Nos. 333-86933 and 811-09577).

a. Form of the Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on October 10, 2001 (File Nos. 333-86933 and 811-09577).

b. Form of the Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on April 30, 2004 (File Nos. 333-86933 and 811-09577).

6.a. Declaration and Charter of Depositor, incorporated by reference to Registrant's Form N-4 filed on September 10, 1999 (File Nos. 333-86933 and 811-09577).

b. Bylaws of Depositor, incorporated by reference to Registrant's Form N-4 filed on September 10, 1999 (File Nos. 333-86933 and 811-09577).

7.                   Not Applicable

8.                   Not Applicable

9.                   Opinion and consent of counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.                  Not Applicable

12.                  Not Applicable

Item 25.             Directors and Officers of the Depositor


Name and Principal Business Address           Positions and Offices with Depositor

Donald B. Henderson, Jr.                          Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                                 Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                                 Director
200 Manor Road
Douglaston, New York 11363

Joanne P. McCallie                                Director
1 Birch Road
110 Berkowitz
East Lansing, MI 48824

Gary H. Torgow                                    Director
220 West Congress
Detroit, MI 48226-3213

Richard D. Ash                                    Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                     Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                   Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                     Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                 Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                    Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                                    Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                               Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                  Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                 Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                  Vice President, Senior Counsel, Assistant Secretary & Director
1 Corporate Way
Lansing, MI 48951

James G. Golembiewski                             Vice President & Chief of Compliance for Separate Accounts
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                 Executive Vice President, Chief Financial Officer &
1 Corporate Way                                   Chairman of the Board
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                  Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Timo P. Kokko                                     Vice President
1 Corporate Way
Lansing, MI 48951

Everett W. Kunzelman                              Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                             President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III                                Chief Administrative Officer & Director
275 Grove St Building 2
4th floor
Auburndale, MA 02466

Thomas J. Meyer                                   Senior Vice President, General Counsel, Secretary & Director
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                    Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                 Executive Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Mark D. Nerud                                     Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                   Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                Vice President
1 Corporate Way
Lansing, MI 48951

James B. Quinn                                    Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                                  Vice President & Director
7601 Technology Way
Denver, CO 80237

Kathleen M. Smith                                 Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                    Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                 Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                             Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                  Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing,                                 Life Insurance Company
LLC)

Brooke GP                    Delaware                   100% Brooke (Holdco 2)     Holding Company
                                                        Inc.                       Activities

Brooke LLC                   Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings, LLC         Delaware                   100% Brooke Holdings       Holding Company
                                                        (UK) Limited               Activities

Brooke Holdings (UK)         United Kingdom             100% Holborn Delaware      Holding Company
Limited                                                 Corporation                Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings,      Investment Related
                                                        Inc.                       Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings,      Life Insurance
Company                                                 Inc.

Brooke (Jersey) Limited      United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

Forty Partners #1, L.C.      Missouri                   100% Jackson National      Real Estate
                                                        Life Insurance Company

GCI Holding Corporation      Delaware                   70% Jackson National       Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer
                                                        Holdings Inc.

Investment Centers of        Delaware                   100% IFC Holdings, Inc.    Broker/Dealer
America, Inc.

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings,      Holding Company
Holdings, Inc.                                          Inc.                       Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings,      Holding Company
                                                        Inc.                       Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential plc        Holding Company
                                                                                   Activities

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% PUS Holdco 1 Limited  Holding Company
                                                                                   Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

PUS Holdco 1 Limited         United Kingdom             100% Brooke LLC            Holding Company
                                                                                   Activities

PUS Holdco 2 Limited         Gibraltar                  100% Holborn Delaware LLC  Holding Company
                                                                                   Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer
                                                        Holdings, Inc.


Item 27.   Number of Contract Owners as of March 30, 2007

         Qualified - 96
         Non-qualified - 34

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account II. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

         (b) Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                                           Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                                          Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                                          Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                                              Vice President
7601 Technology Way
Denver, CO 80237

Linda Baker                                             Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                                        Vice President
7601 Technology Way
Denver, CO 80237

William Britt                                           Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins                                           Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                                          Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                                         Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                                             Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                                              Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                                              Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                                        Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                                           Vice President
7601 Technology Way
Denver, CO 80237

Susan McClure                                           Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                                          Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                                            Senior Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                                           Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                                         Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield                                      Vice President
7601 Technology Way
Denver, CO 80237

Greg Smith                                              Senior Vice President
7601 Technology Way
Denver, CO 80237

Sam Somuri                                              Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                                        Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                                             Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item 30. Location of Accounts and Records

           Jackson National Life Insurance Company
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           7601 Technology Way
           Denver, Colorado 80237

           Jackson National Life Insurance Company
           225 West Wacker Drive, Suite 1200
           Chicago, IL  60606

Item 31. Management Services

           Not Applicable

Item 32. Undertakings and Representations

a. Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 27th day of April, 2007.

JNLNY Separate Account II
(Registrant)

Jackson National Life Insurance Company of New York

By:  THOMAS J. MEYER
    -------------------
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By:  THOMAS J. MEYER
    -------------------
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

         As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER*                                         April 27, 2007
-------------------                                      -----------------
Clark P. Manning                                         Date
President and Chief Executive Officer

THOMAS J. MEYER*                                         April 27, 2007
-------------------                                      -----------------
Andrew B. Hopping                                        Date
Executive Vice President, Chief Financial Officer, and
Director

THOMAS J. MEYER*                                         April 27, 2007
-------------------                                      -----------------
Herbert G. May III                                       Date
Chief Administrative Officer and Director

THOMAS J. MEYER                                          April 27, 2007
-------------------                                      -----------------
Thomas J. Meyer                                          Date
Senior Vice President, General Counsel
and Director

THOMAS J. MEYER*                                         April 27, 2007
-------------------                                      -----------------
John J. Brown                                            Date
Vice President - Government
Relations and Director

THOMAS J. MEYER*                                         April 27, 2007
-------------------                                      -----------------
Marianne Clone                                           Date
Vice President - Administration -
Customer Service Center and Director

THOMAS J. MEYER*                                         April 27, 2007
-------------------                                      -----------------
Julia A. Goatley                                         Date
Vice President, Senior Counsel,
Assistant Secretary and Director

THOMAS J. MEYER*                                         April 27, 2007
-------------------                                      -----------------
Russell E. Peck                                          Date
Vice President - Financial
Operations and Director

THOMAS J. MEYER*                                         April 27, 2007
-------------------                                      -----------------
Gregory B. Salsbury                                      Date
Vice President and Director

THOMAS J. MEYER*                                         April 27, 2007
-------------------                                      -----------------
Donald B. Henderson, Jr.                                 Date
Director

THOMAS J. MEYER*                                         April 27, 2007
-------------------                                      -----------------
David C. Porteous                                        Date
Director

THOMAS J. MEYER*                                         April 27, 2007
-------------------                                      -----------------
Donald T. DeCarlo                                        Date
Director

THOMAS J. MEYER*                                         April 27, 2007
-------------------                                      -----------------
Joanne P. McCallie                                       Date
Director

THOMAS J. MEYER*                                         April 27, 2007
-------------------                                      -----------------
Gary H. Torgow                                           Date
Director



* Thomas J. Meyer, Attorney In Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony
L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370,
333-119659 and 333-137485), JNLNY Separate Account II (333-86933), and JNLNY
Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2007.


CLARK P. MANNING, JR
----------------------------------------------
Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING
----------------------------------------------
Andrew B. Hopping
Executive Vice President, Chief Financial Officer and Director

HERBERT G. MAY III
----------------------------------------------
Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER
----------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director

JOHN H. BROWN
----------------------------------------------
John H. Brown
Vice President and Director

MARIANNE CLONE
----------------------------------------------
Marianne Clone
Vice President and Director

JULIA A. GOATLEY
----------------------------------------------
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary and Director

RUSSELL E. PECK
----------------------------------------------
Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY
----------------------------------------------
Gregory B. Salsbury
Vice President and Director

DONALD B. HENDERSON, JR.
----------------------------------------------
Donald B. Henderson, Jr.
Director

DAVID L. PORTEOUS
----------------------------------------------
David L. Porteous
Director

DONALD T. DECARLO
----------------------------------------------
Donald T. DeCarlo
Director

JOANNE P. MCCALLIE
----------------------------------------------
Joanne P. McCallie
Director

GARY H. TORGOW
----------------------------------------------
Gary H. Torgow
Director




                                  EXHIBIT LIST

Exhibit No.       Description

4.g.    Specimen of 5% Guaranteed Minimum Withdrawal Benefit With
        Annual Step-Up Endorsement, attached hereto as EX-4.g.

4.h. Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, attached hereto as EX-4.h.

4.i.    Specimen of the 7% Guaranteed Minimum Withdrawal Benefit
        With 5 Year Step-Up Endorsement, attached hereto as EX-4.i.

4.j. Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, attached hereto as EX-4.j.

4.k. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto as EX-4.k.

4.l. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto as EX-4.l.

4.m. Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, attached hereto as EX-4.m.

9.      Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.